1933 Act No. 333-36033
                                                       1940 Act No. 811-08367


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 9                                          [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 10                                                       [X]


                          EVERGREEN MUNICIPAL TRUST
               (Exact Name of Registrant as Specified in Charter)

             200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)

                          The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:
[ ]  immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[X]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)
[ ]  75 days after filing pursuant to paragraph (a)(ii)
[ ]  on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)

                            EVERGREEN MUNICIPAL TRUST

                                   CONTENTS OF
                         POST-EFFECTIVE AMENDMENT NO. 9
                                       to
                             REGISTRATION STATEMENT

     This Post-Effective Amendment No. 9 to Registrant's Registration Statement No. 333-36033/811-08367 consists of the following pages, items of information and documents:

                                The Facing Sheet

                               The Contents Page

                                     PART A
                                     ------

  Prospectuses for Evergreen Florida High Income Municipal Bond Fund, Evergreen Florida Municipal Bond Fund, Evergreen Georgia Municipal Bond Fund, Evergreen
         Maryland Municipal Bond Fund, Evergreen North Carolina Municipal
     Bond Fund, Evergreen South Carolina Municipal Bond Fund and Evergreen
               Virginia Municipal Bond Fund are contained herein.

     Prospectuses for Evergreen High Grade Tax Free Fund, Evergreen Short-
            Intermediate Municipal Fund and Evergreen Tax Free Fund contained in Post-Effective Amendment No. 8 to Registration Statement
            No. 333-36033/811-08367 filed on September 30, 1998 are
                       incorporated by reference herein.

   Prospectuses for Evergreen California Tax Free Fund, Evergreen Connecticut Municipal Bond Fund, Evergreen Massachusetts Tax Free Fund, Evergreen Missouri
Tax Free Fund, Evergreen New York Tax Free Fund, Evergreen Pennsylvania Tax Free
     Fund and Evergreen New Jersey Tax Free Income Fund contained in Post-Effective Amendment No. 7 to Registration Statement No. 333-36033/811-08367
          filed on July 31, 1998 are incorporated by reference herein.



                                     PART B
                                     ------

Statement of Additional Information for Evergreen Florida High Income Municipal
  Bond Fund, Evergreen Florida Municipal Bond Fund, Evergreen Georgia Municipal
   Bond Fund, Evergreen Maryland Municipal Bond Fund, Evergreen North Carolina
       Municipal Bond Fund, Evergreen South Carolina Municipal Bond Fund
                   and Evergreen Virginia Municipal Bond Fund
                              is contained herein.

  Statement of Additional Information for Evergreen High Grade Tax Free Fund,
    Evergreen Short-Intermediate Municipal Fund and Evergreen Tax Free Fund
     contained in Post-Effective Amendment No. 8 to Registration Statement
      No. 333-36033/811-08367 filed on September 30, 1998 is incorporated by reference herein.

   Statement of Additional Information for Evergreen California Tax Free Fund, Evergreen Connecticut Municipal Bond Fund, Evergreen Massachusetts Tax Free
    Fund, Evergreen Missouri Tax Free Fund, Evergreen New York Tax Free Fund, Evergreen Pennsylvania Tax Free Fund and Evergreen New Jersey Tax Free Income Fund contained in Post-Effective Amendment No. 7 to Registration Statement
   No. 333-36033/811-08367 filed on July 31, 1998 is incorporated by reference herein.



                                     PART C
                                     ------

                                    Exhibits

                                Indemnification

              Business and Other Connections of Investment Advisor

                             Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                            EVERGREEN MUNICIPAL TRUST

                                     PART A

                                  PROSPECTUSES

                                    EVERGREEN


    Southern State
         Municipal Bond
           Funds



Evergreen  Florida High Income Municipal Bond Fund
Evergreen  Florida  Municipal Bond Fund
Evergreen  Georgia  Municipal Bond Fund
Evergreen  Maryland  Municipal Bond Fund
Evergreen North Carolina  Municipal Bond Fund
Evergreen South Carolina Municipal Bond Fund
Evergreen Virginia Municipal Bond Fund

Class A
Class B
Class C

Prospectus, January 1, 1999

The Securities and Exchange Commission has not guaranteed that the information in this prospectus is accurate or complete, nor has it evaluated the investment merit of these mutual fund shares. Anyone who tells you otherwise is committing a federal crime.

FUND SUMMARIES:
Evergreen Florida High Income Municipal
Bond Fund                                        4
Evergreen Florida Municipal Bond Fund            6
Evergreen Georgia Municipal Bond Fund            8
Evergreen Maryland Municipal Bond Fund          10
Evergreen North Carolina Municipal
Bond Fund                                       12
Evergreen South Carolina Municipal
Bond Fund                                       14
Evergreen Virginia Municipal Bond Fund          16
GENERAL INFORMATION:
The FundsA Investment Advisor                   18
Calculating the Share Price                     18
How to Choose a Fund                            18
How to Choose the Share Class
That Best Suits You                             18
How to Buy Shares                               19
How to Sell Shares                              20
Other Services                                  21
The Tax Consequences of
Investing in the Fund                           22
Sales Compensation and Expenses                 23
Financial Highlights                            24
Fund Investments                                32


--------------------------------------------------
Risk Factors For All Mutual Funds
Please remember that mutual fund shares are:
o  not guaranteed to achieve their goal
o not insured, endorsed or guaranteed by the FDIC, a bank or any government agency
o subject to investment risks, including possible loss of your original investment

IN GENERAL, funds included in this prospectus seek to provide investors with current income exempt from federal income tax and certain state income tax, consistent with the preservation of capital. The funds emphasize investments in securities with higher yields and longer maturities.

Fund Summaries Key
Each fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL
What is the fund's financial objective? You can find clarification on how the fund seeks to achieve these goals by looking at the fund's strategy and investment policies. The fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY
How does the fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS
What are the specific risks for an investor in the fund?

PORTFOLIO MANAGEMENT
Who selects investments for the fund? What is his or her background and experience?

PERFORMANCE
How well has the fund performed in the past year? The past five years? The past ten years?

EXPENSES
How much does it cost to invest in the fund? What is the difference between sales charges and expenses?


Southern State Municipal Bond Funds typically rely on the following strategies:

  o investing at least 80% of their assets in federally tax exempt municipal securities;

  o investing at least 65% of their assets in municipal securities that are exempt from income or intangibles taxes, as applicable, in the state for which the fund is named; and

  o  investing  at least  80% of their  assets  in  investment  grade  municipal securities, which are bonds rated within the four highest ratings categories by the nationally recognized statistical ratings organizations (except Florida High Income Municipal Bond Fund which invests 65% of its assets in below investment grade bonds and Maryland Municipal Bond Fund invests all of its assets in investment grade securities).

may be appropriate for investors who:

  o seek a high quality portfolio of municipal bond funds (except Florida High Income Municipal Bond Fund )

  o  seek income which is exempt from federal and state income tax

Like most investments, your investment in an Evergreen Southern State Municipal Bond Fund could fluctuate significantly in value over time and could result in a loss of money.

Each of the Evergreen Southern State Municipal Bond Funds reserves the right to invest in high quality money market instruments in order to protect the value of the fund in response to adverse economic, political or market conditions. This strategy is inconsistent with these funds' principal investment strategies, and if employed could result in a low return and potential loss of market opportunity.

Here are the most important factors that may affect the value of your investment:

Stock Market Risk
Your investment will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, securities tend to decline in value. Even if general economic conditions do not change, your investment may decline in value if the particular industries or issuers your fund invests in do not perform well.

Interest Rate Risk
When interest rates go up, the value of debt securities tends to fall. Since your fund invests a significant portion of its portfolio in debt securities and interest rates rise, then the value of your investment may decline. The opposite is also true.

Credit Risk
The value of debt securities is directly affected by an issuer's ability to pay principal and interest on time. Since your fund invests in debt securities, then the value of your investment may be adversely affected when an issuer fails to pay an obligation on a timely basis.

Municipal Securities Risk
The value of municipal bonds tends to go up when interest rates go down and to go down when interest rates go up. Political developments or fiscal mismanagement could affect the issuer's ability to make prompt payments of interest and principal. Those events could also affect the market value of the security. Moreover, the market for municipal bonds may at times be inactive and can be temporarily affected by large purchases and sales, including those by a fund.

Below Investment Grade Bond Risk
Below investment grade bonds are commonly referred to as "junk bonds" because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value.

Non-Diversification Risk
An investment in a fund that is non-diversified entails greater risk than an investment in a diversified fund. When a fund is non-diversified, there is no limit on the percentage of assets that can be invested in any single issuer. A higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the fund's portfolio.

Florida High Income Municipal Bond Fund
FUND FACTS:

Goal:
- High Current Income

Principal Investment:
- Municipal Securities

Classes of Shares:
- Class A
- Class B
- Class C

Investment Advisor:
- Capital Management Group

Portfolio Manager:
- Richard K. Marrone

NASDAQ Symbols:
EFHAX (Class A)
EFHBX (Class B)
EFHCX (Class C)


[GRAPHIC OMITTED] INVESTMENT GOAL

The Fund seeks to provide a high level of current income that is exempt from federal income taxes.


[GRAPHIC OMITTED] INVESTMENT STRATEGY

The Fund normally invests at least 65% of its assets in below investment grade municipal securities. The Fund currently invests at least 80% of its assets in federally exempt municipal securities. The Fund also invests at least 65% of its assets in municipal securities that are exempt from intangibles taxes in the State of Florida.

The Fund is a diversified series, and, as such, there is a limit on the percentage of assets that can be invested in any single issuer. See the Statement of Additional Information for more detail.

Dividend Payment Schedule: Monthly

[GRAPHIC OMITTED] RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 3 under the headings:

-  Stock Market Risk
-  Interest Rate Risk
-  Credit Risk
-  Municipal Securities Risk
-  Below Investment Grade Bond Risk

In addition, you may lose money in the Fund due to adverse political and economic developments within the State of Florida.

Although individual shareholders of the Fund will not be subject to any Florida State income tax on distributions received from the Fund, certain distributions will be taxable to corporate shareholders who are subject to Florida corporate income tax. Florida currently imposes intangibles tax at the annual rate of 0.20% on certain securities and other intangible assets owned by Florida residents.

In some instances, only a portion of the shares of the Fund which relate to securities issued by the U.S. and its possessions and territories will be exempt from the Florida intangibles tax, and the remaining portion of such shares will be fully subject to the intangibles tax, even if they partly relate to Florida tax exempt securities. See the Statement of Additional Information for more detail.


[GRAPHIC OMITTED] PORTFOLIO MANAGEMENT

The Fund's investment advisor is the Capital Management Group of First Union National Bank ("CMG").

The day-to-day management of the Fund is handled by Richard K. Marrone. Since joining First Union National Bank in 1993, Mr. Marrone has been a Vice President and Senior Fixed Income Portfolio Manager. Mr. Marrone has managed the Fund since 1995.

[GRAPHIC OMITTED] PERFORMANCE

The following charts show how the Fund has performed in the past.

This chart below shows the percentage gains or loss for Class A shares of the Fund in each calendar year since the Class A shares' inception on 6/17/92. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)

1992*    1993       1994     1995      1996    1997

4.74%    13.97%   -4.41%     18.47%   5.57%    10.73%



Best Quarter:       1st Quarter 1995           +7.54%
Worst Quarter:      1st Quarter 1994           -4.53%

*From inception on 6/17/92 to 12/31/92.

Year to date total return through 9/30/98 is 5.67%

This next table lists the Fund's average year-by-year return over the past one and five years or since each class' inception (through 12/31/97), including sales charges. At the bottom of the table you can compare this performance with the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a broad market performance benchmark for the tax exempt bond market. This index tracks investments similar to the Fund; it is not an actual investment. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS.

Average Annual Total Return
(for the period ended 12/31/97)
          Inception                                Since
            Date      1 year   5 year   10 year   Inception

  Class A   6/17/92    5.47%    7.52%     N/A       7.65%
  Class B   7/10/95    4.90%     N/A      N/A       7.02%
  Class C   3/6/98     N/A       N/A      N/A        N/A
  Lehman
  Muni Bond            9.19%    7.36%    8.58%







[GRAPHIC OMITTED] EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Fees You Pay Directly
  Shareholder  Transaction  Expenses    Class A   Class B   Class C
     Maximum sales charge imposed on    4.75%     None      None
     purchases (as a % of  offering
     price)
     Maximum deferred sales charge      None      5.00%     1.00%




Fees the Fund Pays Directly (and You Pay Indirectly) Annual Fund Operating Expenses (as a % of net asset value)*:
          Management   12b-1     Other      Total Fund
             Fees      Fees    Expenses  Operating Expenses
  Class A    0.60%     0.25%     0.21%         1.06%
  Class B    0.60%     1.00%     0.21%         1.81%
  Class C    0.60%     1.00%     0.21%         1.81%

*From time to time, the Fundis investment advisor may, at its discretion, reduce or waive its fees or reimburse a Fund for certain of its expenses in order to reduce expense ratios. The Fundis investment advisor may cease these reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, total operating fees for Class A, Class B and Class C would be 0.86%, 1.61% and 1.61%, respectively.


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

              Assuming Redemption at          Assuming
                   End of Period            No Redemption

              Class A Class B Class C     Class B Class C

After 1 year   $578    $684     $284        $184    $184
After 3 years  $796    $869     $569        $569    $569
After 5 years  $1,032  $1,080   $980        $980    $980
After 10 years $1,708  $1,837   $2,127      $1,837  $2,127

Florida Municipal Bond Fund
FUND FACTS:

Goal:
-  Current Income

Principal Investment:
-  Municipal Securities

Classes of Shares:
-  Class A
-  Class B
-  Class C

Investment Advisor:
-  Capital Management Group

Portfolio Manager:
-  Richard K. Marrone

NASDAQ Symbols:
EFMAX (Class A)
EFMBX (Class B)



[GRAPHIC OMITTED] INVESTMENT GOAL

The Fund seeks current income exempt from federal regular income tax and intangibles taxes, consistent with preservation of capital.



[GRAPHIC OMITTED] INVESTMENT STRATEGY

The Fund normally invests at least 80% of its assets in federally tax exempt municipal securities and investment grade municipal securities. The Fund also invests at least 65% of its assets in municipal securities that are exempt from intangibles taxes in the State of Florida. The Fund may invest at least 20% of its assets in below investment grade bonds.

Dividend Payment Schedule: Monthly





[GRAPHIC OMITTED] RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 3 under the headings:

-  Stock Market Risk
-  Interest Rate Risk
-  Credit Risk
-  Municipal Securities Risk
-  Below Investment Grade Bond Risk
-  Non-Diversification Risk

In addition, you may lose money in the Fund due to adverse political and economic developments within the State of Florida.

Although individual shareholders of the Fund will not be subject to any Florida state income tax on distributions received from the Fund, certain distributions will be taxable to corporate shareholders that are subject to Florida corporate income tax. Florida currently imposes intangibles tax at the annual rate of 0.20% on certain securities and other intangible assets owned by Florida residents.

In some instances, only a portion of the shares of the Fund which relate to securities issued by the U.S. and its possessions and territories will be exempt from the Florida intangibles tax, and the remaining portion of such shares will be fully subject to the intangibles tax, even if they partly relate to Florida tax exempt securities. See the Statement of Additional Information for more detail.



[GRAPHIC OMITTED] PORTFOLIO MANAGEMENT

The Fund's investment advisor is the Capital Management Group of First Union National Bank ("CMG").

The day-to-day management of the Fund is handled by Richard K. Marrone. Since joining First Union National Bank in 1993, Mr. Marrone has been a Vice President and Senior Fixed Income Portfolio Manager. Mr. Marrone has managed the Fund since January 1998.

[GRAPHIC OMITTED] PERFORMANCE

The following charts show how the Fund has performed in the past.

This chart below shows the percentage gain or loss of the Fund's Class A shares in each of the last ten calendar years. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)

1988*    1989     1990     1991     1992    1993

6.84%    7.25%    7.21%    12.32%   9.13%   12.30%


1994     1995     1996     1997

-4.63%   17.44%   3.14%    9.78%



Best Quarter:       1st Quarter 1995          + 7.06%
Worst Quarter:      1st Quarter 1994           -5.07%

*From inception on 5/11/88 to 12/31/88

Year to date total return through 9/30/98 is 5.78%.

This next table lists the Fund's average year-by-year return over the past one and five years or since each class' inception (through 12/31/97), including sales charges. At the bottom of the table you can compare this performance with the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a broad market performance benchmark for the tax exempt bond market which tracks investments similar to the those of the Fund; it is not an actual investment. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS.

Average Annual Total Return
(for the period ended 12/31/97)

         Inception                               Since
           Date     1 year   5 year   10 year   Inception
Class A   5/11/88    4.56%    6.29%     N/A       7.68%
Class B   6/30/95    3.77%     N/A      N/A       6.07%
Class C   1/20/98     N/A      N/A      N/A        N/A
Lehman
Muni Bond             9.19%    7.36%    8.58%




[GRAPHIC OMITTED] EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Fees You Pay Directly

  Shareholder  Transaction  Expenses    Class A   Class B   Class C
     Maximum sales charge               4.75%     None      None
     imposed  on  purchases
     (as a % of  offering  price)
     Maximum deferred sales charge      None      5.00%     1.00%


Fees the Fund Pays Directly (and You Pay Indirectly) Annual Fund Operating Expenses (as a % of net asset value)*:

          Management   12b-1     Other      Total Fund
             Fees      Fees    Expenses  Operating Expenses

  Class A    0.50%     0.25%     0.20%         0.95%
  Class B    0.50%     1.00%     0.20%         1.70%
  Class C    0.50%     1.00%     0.20%         1.70%

*From time to time, the Fundis investment advisor may, at its discretion, reduce or waive its fees or reimburse a Fund for certain of its expenses in order to reduce expense ratios. The Fundis investment advisor may cease these reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, total operating fees for Class A, Class B and Class C would be 0.32%, 1.24% and 1.24%, respectively.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

              Assuming Redemption at          Assuming
                   End of Period            No Redemption

              Class A Class B Class C     Class B Class C

After 1 year   $567    $673     $273        $173    $173
After 3 years  $763    $836     $536        $536    $536
After 5 years  $976    $1,123   $923        $923    $923
After 10 years $1,586  $1,712   $2,009      $1,712  $2,009

Georgia Municipal Bond Fund
FUND FACTS:

Goal:
-  Current Income

Principal Investment:
-  Municipal Securities

Classes of Shares:
-  Class A
-  Class B

Investment Advisor:
-  Capital Management Group

Portfolio Manager:
-  Charles E. Jeanne

NASDAQ Symbols:
EGAAX (Class A)
EGABX (Class B)



[GRAPHIC OMITTED] INVESTMENT GOAL

The Fund seeks current income exempt from federal regular income tax and state income taxes, consistent with preservation of capital.


INVESTMENT STRATEGY

The Fund normally invests at least 80% of its assets in federally tax exempt municipal securities and investment grade municipal securities. The Fund also invests at least 65% of its assets in municipal securities that are exempt from income or intangibles taxes in the State of Georgia. The Fund may invest at least 20% of its assets in below investment grade bonds

Dividend Payment Schedule: Monthly







[GRAPHIC OMITTED] RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 3 under the headings:

-   Stock Market Risk
-   Interest Rate Risk
-   Credit Risk
-   Municipal Securities Risk
-   Below Investment Grade Bond Risk
-   Non-Diversification Risk

In addition, you may lose money in the Fund due to adverse political and economic developments within the State of Georgia.

Fund distributions, if any, derived from capital gains generally will be subject to Georgia income tax. See the Statement of Additional Information for more detail.



[GRAPHIC OMITTED] PORTFOLIO MANAGEMENT

The Fund's investment advisor is the Capital Management Group of First Union National Bank ("CMG").

The day-to-day management of the Fund is handled by Charles E. Jeanne. Since joining First Union National Bank in 1993, Mr. Jeanne has been an Assistant Vice President and Portfolio Manager.

[GRAPHIC OMITTED] PERFORMANCE

The following charts show how the Fund has performed in the past.

This chart below shows the percentage gains or loss for Class A shares of the Fund in each calendar year since the Class A shares' inception on 7/2/93. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)

1993*    1994     1995     1996     1997

3.96%    -9.64%   19.80%   3.17%    10.47%




Best Quarter:       1st Quarter 1995           +8.60%
Worst Quarter:      1st Quarter 1994           -8.72%
*From inception on 7/2/93 to 12/31/93.
Year to date total return through 9/30/98 is 5.80%.

This next table lists the Fund's average year-by-year return over the past year and since each class' inception, including sales charges. At the bottom of the table you can compare this performance with the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a broad market performance benchmark for the tax exempt bond market which tracks investments similar to those of the Fund; it is not an actual investment. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS.


Average Annual Total Return
(for the period ended 12/31/97)
           Inception                               Since
             Date     1 year   5 year   10 year   Inception

  Class A   7/2/93     5.22%     N/A      N/A       4.55%
  Class B   7/2/93     4.64%     N/A      N/A       4.60%
  Lehman
  Muni Bond            9.19%    7.36%    8.58%







[GRAPHIC OMITTED] EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Fees You Pay Directly

  Shareholder  Transaction  Expenses    Class A   Class B
     Maximum sales charge imposed on
     purchases (as a % of offering      4.75%     None
     price)
     Maximum  deferred  sales charge     None      5.00%


Fees the Fund Pays Directly (and You Pay Indirectly) Annual Fund Operating Expenses (as a % of net asset value)*:

          Management   12b-1     Other      Total Fund
             Fees      Fees    Expenses  Operating Expenses

  Class A    0.50%     0.25%     0.30%         1.05%
  Class B    0.50%     1.00%     0.30%         1.80%

*From time to time, the Fundis investment advisor may, at its discretion, reduce or waive its fees or reimburse a Fund for certain of its expenses in order to reduce expense ratios. The Fundis investment advisor may cease these reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, total operating fees for Class A, Class B and Class C would be 0.59%, 1.34% and 1.34%, respectively.


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

              Assuming Redemption at          Assuming
                   End of Period            No Redemption

                    Class A   Class B           Class B

  After 1 year      $577    $683                $182
  After 3 years     $793    $866                $566
  After 5 years     $1,027  $1,175              $974
  After 10 years    $1,697  $1,826              $1,826

Maryland Municipal Bond Fund
FUND FACTS:

Goal:
- Current Income

Principal Investment:
-  Municipal Securities

Classes of Shares:
-  Class A
-  Class B
-  Class C

Investment Advisor:
-  Capital Management Group

Portfolio Manager:
-  Charles E Jeanne

NASDAQ Symbols:
EMDAX (Class A)
EMDBX (Class B)



[GRAPHIC OMITTED] INVESTMENT GOAL

The Fund seeks current income exempt from federal regular income tax and, where applicable, state income taxes, consistent with preservation of capital.


[GRAPHIC OMITTED] INVESTMENT STRATEGY

The Fund currently invests all of its assets in investment grade municipal securities. The Fund invests at least 80% of its assets in federally tax exempt municipal securities. The Fund also invests at least 65% of its assets in municipal securities that are exempt from income or intangibles taxes, as applicable, in the State of Maryland.

Dividend Payment Schedule: Monthly








[GRAPHIC OMITTED] RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 3 under the headings:

-   Stock Market Risk
-   Interest Rate Risk
-   Credit Risk
-   Municipal Securities Risk
-   Non-Diversification Risk


In addition, you may lose money in the Fund due to adverse political and economic developments within the State of Maryland.




[GRAPHIC OMITTED] PORTFOLIO MANAGEMENT

The Fund's investment advisor is the Capital Management Group of First Union National Bank ("CMG").

The day-to-day management of the Fund is handled by Charles E. Jeanne. Since joining First Union National Bank in 1993, Mr. Jeanne has been an Assistant Vice President and Portfolio Manager.

[GRAPHIC OMITTED] PERFORMANCE

The following charts show how the Fund has performed in the past.

This chart below shows the percentage gains or loss for Class A shares of the Fund in each calendar year since the Class A shares' inception on 10/30/90. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class B Shares (%)

1990*    1991     1992     1993     1994    1995

0.63%    8.88%    7.38%    11.96%   -6.82%  14.88%


1996     1997

1.57%    6.77%


Best Quarter:       1st Quarter 1995           +6.58%
Worst Quarter:      1st Quarter 1994           -5.77%

*From inception on 10/30/90 to 12/31/90.

Year to date total return through 9/30/98 is 4.90%.

This next table lists the Fund's average year-by-year return over the past one and five years or since each class' inception (through 12/31/97), including sales charges. At the bottom of the table you can compare this performance with the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a broad market performance benchmark for the tax exempt bond market which tracks investments similar to those of the Fund; it in not an actual investment. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS.

Average Annual Total Return
(for the period ended 12/31/97)

         Inception                               Since
           Date     1 year   5 year   10 year   Inception

  Class A 10/30/90    1.70%    4.36%     N/A       5.38%
  Class B  3/27/98     N/A      N/A      N/A        N/A
  Class C  3/27/98     N/A      N/A      N/A        N/A
  Lehman
  Muni Bond           9.19%    7.36%    8.58%



[GRAPHIC OMITTED] EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Fees You Pay Directly
  Shareholder  Transaction  Expenses    Class A   Class B   Class C
     Maximum sales charge imposed on    4.75%     None      None
     purchases (as a % of offering
     price)
     Maximum deferred sales charge      None      5.00%     1.00%


Fees the Fund Pays Directly (and You Pay Indirectly) Annual Fund Operating Expenses (as a % of net asset value)*:

          Management   12b-1     Other      Total Fund
             Fees      Fees    Expenses  Operating Expenses

  Class A    0.50%     0.25%     0.51%         1.26%
  Class B    0.50%     1.00%     0.51%         2.01%
  Class C    0.50%     1.00%     0.51%         2.01%

*From time to time, the Fundis investment advisor may, at its discretion, reduce or waive its fees or reimburse a Fund for certain of its expenses in order to reduce expense ratios. The Fundis investment advisor may cease these reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, total operating fees for Class A, Class B and Class C would be 0.76%, 1.51% and 1.51%, respectively.


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

              Assuming Redemption at          Assuming
                   End of Period            No Redemption
              Class A Class B Class C     Class B Class C

  After 1 year   $597    $704    $304        $204    $204
  After 3 years  $856    $930    $630        $630    $630
  After 5 years  $1,134  $1,283  $1,083      $1,083  $1,083
  After 10 years $1,925  $2,054  $2,338      $2,054  $2,338

North Carolina Municipal Bond Fund
FUND FACTS:

Goal:
-  Current Income

Principal Investment:
-  Municipal Securities

Classes of Shares:
-  Class A
-  Class B

Investment Advisor:
-  Capital Management Group

Portfolio Manager:
-  Richard K. Marrone

NASDAQ Symbols:
ENCMX (Class A)
ENCBX (Class B)


[GRAPHIC OMITTED] INVESTMENT GOAL

The Fund seeks current income exempt from federal regular income tax and state income taxes, consistent with preservation of capital.


[GRAPHIC OMITTED] INVESTMENT STRATEGY

The Fund normally invests at least 80% of its assets in federally tax exempt municipal securities and investment grade municipal securities. The Fund also invests at least 65% of its assets in municipal securities that are exempt from income or intangibles taxes in the State of North Carolina. The Fund may invest at least 20% of its assets in below investment grade bonds.


Dividend Payment Schedule: Monthly





[GRAPHIC OMITTED] RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 3 under the headings:

-   Stock Market Risk
-   Interest Rate Risk
-   Credit Risk
-   Municipal Securities Risk
-   Below Investment Grade Bond Risk
-   Non-Diversification Risk

In addition, you may lose money in the Fund due to adverse political and economic developments within the State of North Carolina.

For corporate shareholders, the exemption from individual or corporate North Carolina income taxes is limited to $15,000 per year, and otherwise exempt income from the Fund will be subject to a corporate income tax. Distributions, if any, derived from Fund net capital gains or other sources generally will be subject to the North Carolina income tax. See the Statement of Additional Information for more detail.



[GRAPHIC OMITTED] PORTFOLIO MANAGEMENT

The Fund's investment advisor is the Capital Management Group of First Union National Bank ("CMG").

The day-to-day management of the Fund is handled by Richard K. Marrone. Since joining First Union National Bank in 1993, Mr. Marrone has been a Vice President and Senior Fixed Income Portfolio Manager. Mr. Marrone has managed the Fund since 1993.

[GRAPHIC OMITTED] PERFORMANCE

The following charts show how the Fund has performed in the past.

This chart below shows the percentage gains or loss for Class A shares of the Fund in each calendar year since the Class A shares' inception on 1/11/93. It should give you a general idea of how the Fund's returns have varied from year-to-year. This graph includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)

1993*    1994     1995     1996     1997

11.28%   -9.12%   20.76%   1.54%    10.40%







Best Quarter:       1st Quarter 1995           +8.95%
Worst Quarter:      1st Quarter 1994          - 7.47%

*From inception on 1/11/93 to 12/31/93.

Year to date total return through 9/30/98 is 5.75%.

This next table lists the Fund's average year-by-year return over the past year or since each class' inception (through 12/31/97), including sales charges. At the bottom of the table you can compare this performance with the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a broad market performance benchmark for the tax exempt bond market which tracks investments similar to those of the Fund; it is not an actual investment. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS.

Average Annual Total Return
(for the period ended 12/31/97)

         Inception                               Since
           Date     1 year   5 year   10 year   Inception

  Class A   1/11/93    5.16%     N/A      N/A       5.48%
  Class B   1/11/93    4.58%     N/A      N/A       5.50%
  Lehman
   Muni Bond           9.19%    7.36%    8.58%




[GRAPHIC OMITTED] EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Fees You Pay Directly

  Shareholder  Transaction  Expenses    Class A   Class B
     Maximum sales charge imposed on    4.75%     None
     purchases (as a % of offering
     price)
     Maximum  deferred  sales charge    None      5.00%


Fees the Fund Pays Directly (and You Pay Indirectly) Annual Fund Operating Expenses (as a % of net asset value)*:

          Management   12b-1     Other      Total Fund
             Fees      Fees    Expenses  Operating Expenses

  Class A    0.50%     0.25%     0.25%         1.00%
  Class B    0.50%     1.00%     0.25%         1.75%

*From time to time, the Fundis investment advisor may, at its discretion, reduce or waive its fees or reimburse a Fund for certain of its expenses in order to reduce expense ratios. The Fundis investment advisor may cease these reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, total operating fees for Class A, Class B and Class C would be 0.59%, 1.34% and 1.34%, respectively.


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

              Assuming Redemption at          Assuming
                   End of Period            No Redemption

                    Class A Class B             Class B

  After 1 year      $572    $678                $178
  After 3 years     $778    $851                $551
  After 5 years     $1,001  $1,149              $948
  After 10 years    $1,641  $1,771              $1,771

South Carolina Municipal Bond Fund
FUND FACTS:

Goal:
-  Current Income

Principal Investment:
-  Municipal Securities

Classes of Shares:
-  Class A
-  Class B

Investment Advisor:
-  Capital Management Group

Portfolio Manager:
-  Charles E. Jeanne

NASDAQ Symbols:
None



[GRAPHIC OMITTED] INVESTMENT GOAL

The Fund seeks current income exempt from federal regular income tax and state income taxes, consistent with preservation of capital.


[GRAPHIC OMITTED] INVESTMENT STRATEGY

The Fund normally invests at least 80% of its assets in federally tax exempt municipal securities and investment grade municipal securities. The Fund also invests at least 65% of its assets in municipal securities that are exempt from income or intangibles taxes, as applicable, in the State of South Carolina. The Fund may invest at least 20% of its assets in below investment grade bonds.

Dividend Payment Schedule: Monthly






[GRAPHIC OMITTED] RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 3 under the headings:

-   Stock Market Risk
-   Interest Rate Risk
-   Credit Risk
-   Municipal Securities Risk
-   Below Investment Grade Bond Risk
-   Non-Diversification Risk

In addition, you may lose money in the Fund due to adverse political and economic developments within the State of South Carolina.

Distributions, if any, derived from Fund net capital gains or other sources, generally will be subject to South Carolina income tax. See the Statement of Additional Information for more detail.






[GRAPHIC OMITTED] PORTFOLIO MANAGEMENT

The Fund's investment advisor is the Capital Management Group of First Union National Bank ("CMG").

The day-to-day management of the Fund is handled by Charles E. Jeanne. Since joining First Union National Bank in 1993, Mr. Jeanne has been an Assistant Vice President and Portfolio Manager.



[GRAPHIC OMITTED] PERFORMANCE

The following charts show how the Fund has performed in the past.

This chart below shows the percentage gains or loss for Class A shares of the Fund in each calendar year since the Class A shares' inception on 1/3/94. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)

1994*    1995     1996     1997

-9.32%   21.81%   4.49%    9.60%




Best Quarter:       1st Quarter 1995           +9.90%
Worst Quarter:      1st Quarter 1994           -7.66%

*Since inception on 1/3/94 to 12/31/94.

Year to date total return through 9/30/98 is 5.68%.

This next table lists the Fund's average year-by-year return over the past year or since each class' inception, including sales charges. At the bottom of the table you can compare this performance with the Lehman Brothers Municipal Bond. The Lehman Brothers Municipal Bond Index is a broad market performance benchmark for the tax exempt bond market which tracks investments similar to those of the Fund; it is not an actual investment. Past performance is not an indication of future results.


Average Annual Total Return
(for the period ended 12/31/97)

        Inception                               Since
           Date     1 year   5 year   10 year   Inception

  Class A  1/3/94     4.39%     N/A      N/A       4.77%
  Class B  1/3/94     3.78%     N/A      N/A       4.66%
  Lehman
  Muni Bond           9.19%    7.36%    8.58%






[GRAPHIC OMITTED] EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Fees You Pay Directly

  Shareholder Transaction ExpensesClass A Class B Maximum sales charge imposed on 4.75% None purchases (as a % of offering price) Maximum deferred sales charge None 5.00%


Fees the Fund Pays Directly (and You Pay Indirectly) Annual Fund Operating Expenses (as a % of net asset value)*:

          Management   12b-1     Other      Total Fund
             Fees      Fees    Expenses  Operating Expenses

  Class A    0.50%     0.25%     0.20%         0.95%
  Class B    0.50%     1.00%     0.20%         1.70%

*From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse a Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, total operating fees for Class A, Class B and Class C would be 0.70%, 1.45% and 1.45%, respectively.


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

              Assuming Redemption at          Assuming
                   End of Period            No Redemption

                    Class A Class B             Class B

  After 1 year      $567    $673                $173
  After 3 years     $763    $836                $536
  After 5 years     $976    $1,123              $923
  After 10 years    $1,586  $1,716              $1,716

Virginia Municipal Bond Fund
FUND FACTS:

Goal:
-  Current Income

Principal Investment:
-  Municipal Securities

Classes of Shares:
-  Class A
-  Class B

Investment Advisor:
-  Capital Management Group

Portfolio Manager:
-  Charles E. Jeanne

NASDAQ Symbols:
EGVRX (Class A)



[GRAPHIC OMITTED] INVESTMENT GOAL

The Fund seeks current income exempt from federal regular income tax and state income taxes, consistent with preservation of capital.


[GRAPHIC OMITTED] INVESTMENT STRATEGY

The Fund normally invests at least 80% of its assets in federally tax exempt municipal securities and investment grade municipal securities. The Fund also invests at least 65% of its assets in municipal securities that are exempt from income or intangibles taxes in the State of Virginia. The Fund may invest at least 20% of its assets in below investment grade bonds.

Dividend Payment Schedule: Monthly








[GRAPHIC OMITTED] RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 3 under the headings:

-  Stock Market Risk
-  Interest Rate Risk
-  Credit Risk
-  Municipal Securities Risk
-  Below Investment Grade Bond Risk
-  Non-Diversification Risk

In addition, you may lose money in the Fund due to adverse political and economic developments within the State of Virginia.

Distributions, if any, derived from the Fund's net capital gains or other sources generally will be subject to Virginia income tax. See the Statement of Additional Information for more detail.





[GRAPHIC OMITTED] PORTFOLIO MANAGEMENT

The Fund's investment advisor is the Capital Management Group of First Union National Bank ("CMG").

The day-to-day management of the Fund is handled by Charles E. Jeanne. Since joining First Union National Bank in 1993, Mr. Jeanne has been an Assistant Vice President and Portfolio Manager.





[GRAPHIC OMITTED] PERFORMANCE

The following charts show how the Fund has performed in the past.

This chart below shows the percentage gains or loss for Class A shares of the Fund in each calendar year since the Class A shares' inception on 7/2/93. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)

1993*    1994     1995     1996     1997

3.89%    -8.60%   20.32%   2.79%    9.57%





+ 9.25%
Worst Quarter:      1st Quarter 1994           -8.02%

*From inception on 7/2/93 to 12/31/93.

Year to date total return through 9/30/98 is 5.79%.

This next table lists the Fund's average year-by-year return over the past year or since each class' inception, including sales charges. At the bottom of the table you can compare this performance with the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a broad market performance benchmark for the tax exempt bond market which tracks investments similar to the those of the Fund; it is not an actual investment. Past performance is not an indication of future results.

Average Annual Total Return
(for the period ended 12/31/97)

               Inception                               Since
                Date     1 year   5 year   10 year   Inception

  Class A      7/2/93     4.37%     N/A      N/A       4.62%
  Class B      7/2/93     3.75%     N/A      N/A       4.67%
  Lehman
     Muni Bond            9.19%    7.36%    8.58%







[GRAPHIC OMITTED] EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Fees You Pay Directly

  Shareholder  Transaction  Expenses    Class A   Class B
     Maximum sales charge imposed on    4.75%     None
     purchases (as a % of offering
     price)
     Maximum  deferred  sales charge    None      5.00%


Fees the Fund Pays Directly (and You Pay Indirectly) Annual Fund Operating Expenses (as a % of net asset value)*:
          Management   12b-1    Other      Total Fund
             Fees      Fees   Expenses  Operating Expenses
  Class A    0.50%     0.25%    0.29%         1.04%
  Class B    0.50%     1.00%    0.29%         1.79%

*From time to time, the Fundis investment advisor may, at its discretion, reduce or waive its fees or reimburse a Fund for certain of its expenses in order to reduce expense ratios. The Fundis investment advisor may cease these reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, total operating fees for Class A, Class B and Class C would be 0.49%, 1.45% and 1.45%, respectively.



The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

              Assuming Redemption at        Assuming
                   End of Period          No Redemption

                    Class A Class B             Class B

  After 1 year      $576    $682                $182
  After 3 years     $790    $863                $563
  After 5 years     $1,022  $1,170              $970
  After 10 years    $1,686  $1,815              $1,815

THE FUNDS' INVESTMENT ADVISOR

The investment advisor manages a Fund's investments and supervises its daily business affairs. There is one investment advisor for the Evergreen Southern State Municipal Bond Funds. The advisor and portfolio manager for each Fund is listed in the section entitled portfolio management. All investment advisors for the Evergreen Funds are subsidiaries of First Union Corporation, the sixth largest bank holding company in the United States, with over $220 billion in consolidated assets as of {DATE}. First Union Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0630.

Capital Management Group of First Union National Bank (CMG) has been managing money for over 50 years and currently manages over $XX billion in investment assets, including XX of the Evergreen Funds. CMG is located at 201 South College Street, Charlotte, North Carolina 28288-0630.

Year 2000 Compliance
The investment advisors and other service providers for the Evergreen Funds are taking steps to address any potential Year 2000-related computer problems. However, there is some risk that these problems could disrupt the funds' operations or financial markets generally.


CALCULATING THE SHARE PRICE

The value of one share, also known as the net asset value, or NAV, is calculated on each day the New York Stock Exchange is open as of the close of the Exchange (normally 4:00 p.m. Eastern time). We calculate the share price for each share by adding up the total assets of the portfolio, subtracting all liabilities, then dividing by the total number of shares outstanding. Each security held by a fund is valued using the most recent market quote for that security. If no market quotation is available for a given security, we will price that security at fair value according to policies established by the Funds' Board of Trustees.

The price relative for a fund purchase or redemption is the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.


HOW TO CHOOSE A FUND

There are two important steps to choosing an Evergreen Fund:
1. Most importantly, read the prospectus to see if the fund is suitable for you.
2. Talk to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the fund's prospectus. He or she can also assist you through all phases of opening your account.


HOW TO CHOOSE THE SHARE
CLASS THAT BEST SUITS YOU

After choosing a fund, you select a share class. Evergreen Florida High Income Municipal Bond Fund and Evergreen Florida Municipal Bond Fund offer three different retail share classes. The other funds offer two different retail classes. Each retail class of shares has its own sales charge. Pay particularly close attention to this fee structure so you know how much you will be paying before you invest.

Class A
If you select Class A shares, you may pay a front-end sales charge of up to 4.75%. This charge is deducted from your deposit before it is invested. The actual charge depends on the amount invested, as shown below:


                      As a % of    As a %
  Your              NAV excluding  of your
  Investment        sales charge   investment

  Up to $49,999          4.75%       4.99%
  $50,000-$99,999        4.50%       4.71%
  $100,000-$249,999      3.75%       3.90%
  $250,000-$499,999      2.50%       2.56%
  $500,000-$999,999      2.00%       2.04%
  $1,000,000-$2,999,999     0%          0%
  $2,999,999-$4,999,999     0%          0%
  $5,000,000 and over       0%           0%

Although no front-end sales charge applies to purchases of $1,000,000 and over, you will pay a 1% deferred sales charge if you redeem any such shares within thirteen months of purchase.

Two ways you can reduce your Class A sales charges:
1.Rights of Accumulation (ROA) allow you to combine your or your family memberAs investment with all existing investments in all your Evergreen Fund accounts when determining whether you meet the threshold for a reduced Class A sales charge.
2.Letter of Intent (LOI). If you agree to purchase at least $50,000 over a 13-month period, you pay the same sales charge as if you had invested the full amount all at once. The fund will hold a certain portion of your investment in escrow until your LOI commitment is met.

Contact  your   investment   dealer  or  the   Evergreen   Service   Company  at
1-800-343-2898 if you think you may qualify for either of these services.

The Funds may also sell Class A shares at net asset value without any initial or contingent sales charge to certain Directors, Trustees, officers and employees of the Fund and the advisory affiliates of First Union, and to members of their immediate families, to registered representatives of firms with dealer agreements with Evergreen Distributor, Inc., and to a bank or trust company acting as trustee for a single account.

Class B
If you select Class B shares, you do not pay a front-end sales charge, so the entire amount of your purchase is invested in the fund. However, your shares are subject to an additional expense, known as the 12(b)-1 fee. In addition, you may pay a deferred charge if you redeem your shares within six years after the month of purchase. The amount of the deferred sales charge depends on the length of time the shares were held, as shown below:


   Time Held              Contingent Deferred Sales Charge
   Less than 13 months                  5.00%
   1 to 2 years                         4.00%
   2 to 3 years                         3.00%
   3 to 4 years                         3.00%
   4 to 5 years                         2.00%
   5 to 6 years                         1.00%
   6 to 7 years                          0%
   After 7 years                 Converts to Class A
   Dealer Allowance                     4.00%

The deferred sales charge percentage is applied to the value of the shares when purchased or when redeemed, whichever is less. No deferred sales charge is paid on shares purchased through dividend or capital gains reinvestments or on any gains in the value of your shares.

Class C
Class C Shares are similar to B Shares, except the deferred sales charge is less and only applies if shares are redeemed within the first year after the month of purchase. Also, these shares do not convert to Class A shares and so the higher 12(b)-1 fee continues for the life of the account.

   Time Held                    Deferred Sales Charge

   Less than 13 months                  1.00%
   13 months or more                    0.00%

Waiver of Class B or C Sales Charges

You will not be assessed a redemption charge for Class B or Class C shares if you sell in the following situations: AE When the shares were purchased through reinvestment of dividends/capital gains AE Death or disability AE Lump-sum distribution from a 401(k) plan or other benefit plan qualified under ERISA
AE Automatic IRA withdrawals if you are at least 59 1/2 AE Automatic withdrawals of up to 1.5% of the account balance a month AE Loan proceeds and financial hardship distributions from a retirement plan

AE Returns of excess contributions or excess deferral amounts made to a retirement plan participant


HOW TO BUY SHARES

Evergreen Funds' low investment minimums make investing easy. Once you decide on an amount and a share class, simply fill out an application and send in your payment, or talk to your investment professional.

Minimum Investments
                                   Initial     Additional
  Regular Accounts                 $1,000          $0
  IRAs                              $250           $0
  Systematic Investment Plan         $50           $25

Method

By Mail or through
an Investment Professional

AE Complete and sign the account application.
AE Make the check payable to Evergreen Funds.
AE Mail the application and your check to the address below:
     Evergreen Service Company
     P.O. Box 2121
     Boston, MA  02106-2121
Overnight Address:
     Evergreen Service Company
     200 Berkeley St.
     Boston, MA  02116

AE Or deliver them to your investment representative (provided he or she has a broker/dealer arrangement with EDI)

Adding to an Account

AE Make your check payable to Evergreen Funds AE Write a note specifying:
  - the fund name
  - share class
  - your account number
  - the name(s) in which the account is registered

AE Mail to the address below or deliver to your investment representative

By Phone

AE Call  1-800-343-2898  to set up an account number and get wiring instructions (call before 12 noon if you want wired funds to be credited that day).
AE Instruct your bank to wire or transfer your purchase (they may charge a wiring fee).
AE Complete the account application and mail to:
     Evergreen Service Company   Overnight Address:
     P.O. Box 2121               Evergreen Service
     Boston, MA  02106-2121      Company
                                 200 Berkeley St.
                                 Boston, MA  02116

AE Wires received after 4:00 p.m. Eastern time on market trading days will receive the next market day's closing price.

AE Call the Evergreen Express Line at
  1-800-346-3858 anytime 24 hours a day or 1-800-343-2898 between 8 a.m. and 6 p.m. Eastern time, Monday through Friday.
AE If your bank account is set up on file, you can request either:
  - Federal Funds Wire (offers immediate access to funds) or
  - Electronic transfer through Automated Clearing House which avoids wiring fees.

By Exchange

AE You can make an additional investment by exchange from an existing  Evergreen
   Funds account by contacting your investment representative or calling the Evergreen Express Line at 1-800-346-3858.*
AE You can only exchange shares within the same class.
AE There is no sales charge or redemption fee when exchanging funds within the
   Evergreen Fund family.
AE Orders placed before 4 p.m. Eastern time on market trading days will receive that day's closing share price (if not, you will receive the next market day's closing price).
AE Exchanges are limited to three per calendar quarter, and five per calendar year.
AE Exchanges between accounts that do not have identical ownership must be in writing with a signature guarantee (see below).

Systematic
Investment Plan (SIP)

AE You can transfer money automatically from your bank account into your fund on a monthly basis. AE Initial investment minimum is $50 if you invest at least $25 per month with this service. AE To enroll, check off the box on the account application and provide:
  - your bank account information
  - the amount and date of your monthly investment

AE To establish automatic investing for an existing account, call 1-800-343-2898 for an application. AE The minimum is $25 per month or $75 per quarter. AE You can also establish an investing program through direct deposit from your paycheck. Call 1-800-343-2898 for details. * Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded or monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange if placing it would, in the judgment of the portfolio managers, adversely affect the price of the fund.


HOW TO SELL SHARES

We offer you several convenient ways to sell your shares in any of the Evergreen
Funds:

Methods

Call Us

Requirements

AE Call the Evergreen Express Line at 1-800-346-3858 anytime 24 hours a day or
   1-800-343-2898 between 8 a.m. and 6 p.m. Eastern time, Monday through Friday. AE This service must be authorized ahead of time, and is only available for regular accounts.*
AE All authorized requests before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests after 4 p.m. will be processed the following business day.
AE We can either:
  - wire the proceeds into your bank account (service charges may apply)
  - electronically transmit your redemption to your bank account via the Automated Clearing House service u mail you a check.
AE All telephone calls are recorded for your protection.  We are not responsible for properly acting on telephone orders we reasonably believe are genuine.
AE See exceptions list below for requests that must be made in writing.

Write Us

AE You can mail a redemption request to:

Evergreen Service Company           Overnight Address:
P.O. Box 2121                       Evergreen Service
Boston, MA  02106-2121                Company
                                    200 Berkeley St.
                                    Boston, MA  02116

AE Your letter of instructions must:
  - list the fund name and the account number
  - indicate the number of shares or dollar value you wish to redeem
  - be signed by the registered owner(s)
AE See list below for requests that must be signature guaranteed.
AE To redeem from an IRA or other retirement account, call 1-800-346-3858 for a special application.

Sell Your Shares in Person

AE You may also  redeem  your  shares  through  participating  broker-dealers by delivering a letter as described above to your broker dealer.
AE A fee may be charged for this service.

Systematic
Withdrawal
Plan (SWP)

AE You can transfer money automatically from your fund on a monthly or quarterly basis (beta) without redemption fees. AE The withdrawal can be mailed to you, or deposited directly to your bank account. AE A minimum of $75 per month AE A maximum of 1% of your account per month or 3% per quarter AE To enroll, call 1-800-343-2898 for an application.

Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and five business days for investments made by ACH transfer. We also reserve the right to redeem in kind, and to redeem the account if your redemption brings the account balance below the initial minimum of $1,000.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and Evergreen Funds against fraud, certain redemption requests must be in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:

AE You are redeeming more than $50,000
AE You want the funds transmitted to a bank account not listed on the account AE You want the proceeds payable to anyone other than the registered owner(s) of the account AE Either your address or the address of your bank account has been changed within 30 days AE The account is registered in the name of a corporation, fiduciary and/or institution.

In these cases, additional documentation is required:
  corporate accounts: certified copy of corporate resolution fiduciary accounts: copy of the power of attorney or other governing document

Who Can Provide A Signature Guarantee:

AE Commercial Bank
AE Trust Company
AE Savings Association
AE Credit Union
AE Member of a U.S. stock exchange


OTHER SERVICES

Evergreen Express Line
Use our automated, 24-hour service to check your balance; purchase, redeem or exchange shares; find a fund's price, yield or total return; order a statement or duplicate tax form; or hear market commentary from Evergreen portfolio managers.

Automatic Reinvestment of Dividends
For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

Payroll Deduction
If you want to invest automatically through your paycheck, call us to find out how you can set up direct payroll deposit. Funds will be deposited into your account using the Electronic Funds Transfer System. We will provide the account number. Your payroll department will let you know the date of the pay period when your investment begins.



Telephone Investment Plan
You may make additional investments electronically in an existing account at amounts of not less than $100 or more than $10,000 per investment. Telephone requests received by 4:00 p.m. Eastern time will be credited to your account the day the request is received.

Dividend Exchange
You may elect on the application to reinvest capital gains and/or dividends earned in one Evergreen Fund into an existing account in another Evergreen Fund in the same share class -- automatically. Please indicate on the application the Evergreen Fund(s) into which you want to invest the distributions.

Reinvestment Privileges
Under certain circumstances, shareholders may, within one year of redemption, reinstate their accounts at the current price (net asset value).

THE TAX CONSEQUENCES OF INVESTING IN THE FUND

You may be taxed in two ways:
o On fund  distributions (capital gains and dividends)
o On the profit you make when you sell any or all of your shares.

Fund Distributions

A mutual fund passes along to all of its shareholders any income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Evergreen Southern State Municipal Bond Funds expect that substantially all of their regular dividends will be exempt from federal income tax. The funds may also distribute two types of taxable income to you:

o Dividends. To the extent the regular dividends are derived from interest that is not tax exempt, or from short term capital gains, you will have to include them in your federal taxable income. The fund pays either a monthly, quarterly or yearly dividend from the dividends, interest and other income on the securities in which it invests. The frequency of dividends for each particular Evergreen municipal bond fund is listed under the fund's investment strategy.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. Evergreen Southern State Municipal Bond Funds generally distribute capital gains at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers, on sales made after January 1, 1998).

Distributions generally will cause a fund's share price to drop by the amount of a distribution.

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested to buy additional shares.

No interest will accrue on amounts represented by uncashed distribution or redemption checks.

We will send you a complete statement each January with the federal tax status of dividends and distributions paid by each fund during the previous calendar year.

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your taxes unless the transaction occurred in a tax-deferred retirement plan or a money market fund. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax returns, since you must report any capital gains or losses you incur when you sell shares.

Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting

Evergreen Service Company provides you with a tax statement of your dividend and capital gains distributions for the year on Form 1099 DIV. Proceeds from a sale are reported on Form 1099B. You must report these on your tax returns. Since the IRS receives a copy as well, you could pay a penalty if you neglect to report them.

Evergreen Service Company will send you a tax information guide each year during tax season, which may include a cost basis statement detailing the gain or loss on taxable transactions you made during the year. Please consult your own tax advisor for further information regarding the federal, state and local tax consequences of an investment in the funds.

Retirement Plans

You may invest in each fund through various retirement plans, including IRAs, 401(k) plans, Simplified Employee Plan (SEP) IRAs, 403(b) plans, 457 plans and others. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your broker/dealer. To determine if a retirement plan is appropriate for you, consult your tax advisor.

SALES COMPENSATION
AND EXPENSES

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the fund, including portfolio manager salaries, research costs, investment advisory fees and related expenses.

12(b)-1 Fee

The Trustees of the Evergreen Funds have approved a policy to assess 12(b)-1 fees for Class A, B and C shares. These fees will increase the cost of your investment. The purpose of the 12(b)-1 fee is to promote the sale of more shares of the funds to the public. The Fund might use this fee for advertising and marketing and as a "service fee" to the broker/dealer to compensate for additional shareholder services.

Other Expenses

This figure covers miscellaneous fees from outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the fund's price is calculated, and are expressed as a percentage of the fund's net assets. The effect of these fees is reflected in any performance numbers for that share class. Because these fees are "invisible," investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are two things to remember about expense ratios: 1) your total return in the fund is reduced in direct proportion to the fees; and 2) expense ratios can vary greatly between funds and fund families, from under 0.25 percent to over 3 percent.


FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one share in each share class of the fund -- how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. These tables, except for Florida High Income Municipal Bond Fund, have been audited by KPMG Peat Marwick LLP, the Funds' independent accountants. Florida High Income Municipal Bond Fund's tables have been audited by PricewaterhouseCoopers LLP, that Fund's independent accountants. For a more complete picture of the Funds' financials, please see the Funds' Annual Report as well as the Statement of Additional Information.

--------------------------------------------------------------------------------
                                   EVERGREEN
                   Florida High Income Municipal Bond Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                 (For a share outstanding throughout each year)

                                                                           Year Ended
                             Year Ended August 31,        Four Months       April 30,
                           ---------------------------       Ended       ----------------
                             1998      1997     1996    August 31, 1995*  1995     1994
-----------------------------------------------------------------------------------------
 CLASS A SHARES
 NET ASSET VALUE,
  BEGINNING OF YEAR        $  10.89  $  10.42  $ 10.40      $ 10.16      $ 10.08  $ 10.36
                           --------  --------  -------      -------      -------  -------
 .........................................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 .........................................................................................
 Net investment income         0.58      0.62     0.63         0.21         0.65     0.68
 .........................................................................................
 Net gains or losses on
  securities (both
  realized and
  unrealized)                  0.37      0.47     0.02         0.24         0.08    (0.26)
                           --------  --------  -------      -------      -------  -------
 .........................................................................................
 Total from investment
  operations                   0.95      1.09     0.65         0.45         0.73     0.42
                           --------  --------  -------      -------      -------  -------
 .........................................................................................
 LESS DISTRIBUTIONS
 .........................................................................................
 Distributions (from
  capital gains)                  0         0        0            0            0    (0.02)
                           --------  --------  -------      -------      -------  -------
 .........................................................................................
 Dividends (from net
  investment income)          (0.58)    (0.62)   (0.63)       (0.21)       (0.65)   (0.68)
 .........................................................................................
 Total distributions          (0.58)    (0.62)   (0.63)       (0.21)       (0.65)   (0.70)
                           --------  --------  -------      -------      -------  -------
 .........................................................................................
 NET ASSET VALUE, END OF
  YEAR                     $  11.26  $  10.89  $ 10.42      $ 10.40      $ 10.16  $ 10.08
                           --------  --------  -------      -------      -------  -------
 .........................................................................................
 TOTAL RETURN (B)              8.94%    10.77%    6.42%        4.43%        7.56%    3.94%
 .........................................................................................
 RATIOS/SUPPLEMENTAL DATA
 .........................................................................................
 NET ASSETS, END OF YEAR
  (THOUSANDS)              $279,079  $119,942  $76,267      $59,551      $65,043  $72,683
 .........................................................................................
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                      0.89%     0.88%    0.85%        1.07%(a)     0.60%    0.14%
 .........................................................................................
 Expenses, excluding
  indirectly paid
  expenses                     0.89%     0.87%      --           --           --       --
 .........................................................................................
 Expenses, excluding
  waivers and
  reimbursements               1.06%     1.12%    1.15%        1.42%(a)     1.26%    1.12%
 .........................................................................................
 Net investment income         5.15%     5.86%    6.02%        5.92%(a)     6.52%    6.16%
 .........................................................................................
 PORTFOLIO TURNOVER RATE         70%       32%      42%          14%          28%      31%
 .........................................................................................

                                                                 July 10, 1995
                                                               (Commencement of
                                    Year Ended August 31,      Class Operations)
                                   --------------------------       through
                                     1998     1997     1996     August 31, 1995
--------------------------------------------------------------------------------
 CLASS B SHARES
--------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF
  YEAR                             $  10.89  $ 10.42  $ 10.40       $10.41
                                   --------  -------  -------       ------
 .................................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 .................................................................................
 Net investment income                 0.50     0.54     0.55         0.08
 .................................................................................
 Net gains or losses on
  securities (both realized and
  unrealized)                          0.37     0.47     0.02        (0.01)
                                   --------  -------  -------       ------
 .................................................................................
 Total from investment
  operations                           0.87     1.01     0.57         0.07
                                   --------  -------  -------       ------
 .................................................................................
 LESS DIVIDENDS (FROM NET
  INVESTMENT INCOME)                  (0.50)   (0.54)   (0.55)       (0.08)
                                   --------  -------  -------       ------
 .................................................................................
 NET ASSET VALUE, END OF YEAR      $  11.26  $ 10.89  $ 10.42       $10.40
                                   --------  -------  -------       ------
 .................................................................................
 TOTAL RETURN (B)                      8.13%    9.95%    5.63%        0.64%
 .................................................................................
 RATIOS/SUPPLEMENTAL DATA
 .................................................................................
 NET ASSETS, END OF YEAR
  (THOUSANDS)                      $103,309  $63,475  $19,219       $3,137
 .................................................................................
 RATIOS TO AVERAGE NET ASSETS
 Expenses                              1.64%    1.63%    1.59%        1.09%(a)
 .................................................................................
 Expenses, excluding indirectly
  paid expenses                        1.64%    1.63%      --           --
 .................................................................................
 Expenses, excluding waivers and
  reimbursements                       1.81%    1.87%    1.89%          --
 .................................................................................
 Net investment income                 4.46%    5.09%    5.27%        3.40%(a)
 .................................................................................
 PORTFOLIO TURNOVER RATE                 70%      32%      42%          14%
 .................................................................................

*   The Fund changed its fiscal year end from April 30 to August 31.
(a) Annualized.
(b) Excluding applicable sales charges.

--------------------------------------------------------------------------------
                                  EVERGREEN
                    Florida High Income Municipal Bond Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                 (For a share outstanding throughout each year)

                                                         March 6, 1998
                                                       (Commencement of
                                                       Class Operations)
                                                            through
                                                        August 31, 1998
 CLASS C SHARES
 NET ASSET VALUE, BEGINNING OF PERIOD                       $11.11
                                                            ------
 .........................................................................
 INCOME FROM INVESTMENT OPERATIONS
 .........................................................................
 Net investment income                                        0.24
 .........................................................................
 Net gains or losses on securities (both realized and
  unrealized)                                                 0.15
                                                            ------
 .........................................................................
 Total from investment operations                             0.39
                                                            ------
 .........................................................................
 LESS DIVIDENDS (FROM NET INVESTMENT INCOME)                 (0.24)
                                                            ------
 .........................................................................
 NET ASSET VALUE, END OF PERIOD                             $11.26
                                                            ------
 .........................................................................
 TOTAL RETURN (B)                                             3.50%
 .........................................................................
 RATIOS/SUPPLEMENTAL DATA
 .........................................................................
 NET ASSETS, END OF PERIOD (THOUSANDS)                      $1,098
 .........................................................................
 RATIOS TO AVERAGE NET ASSETS
 Expenses                                                     1.65%(a)
 .........................................................................
 Expenses, excluding indirectly paid expenses                 1.65%(a)
 .........................................................................
 Expenses, excluding waivers and reimbursements               1.81%(a)
 .........................................................................
 Net investment income                                        4.21%(a)
 .........................................................................
 PORTFOLIO TURNOVER RATE                                        70%
 .........................................................................

(a) Annualized.
(b) Excluding applicable sales charges.

--------------------------------------------------------------------------------
                                  EVERGREEN
                         Florida Municipal Bond Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                 (For a share outstanding throughout each year)

                                   Year Ended                                    Year Ended
                                   August 31,                Four Months          April 30,
                           ----------------------------         Ended         ------------------
                             1998      1997      1996    August 31, 1995 (c)* 1995 (c)  1994 (c)
------------------------------------------------------------------------------------------------
 CLASS A SHARES
------------------------------------------------------------------------------------------------
 NET ASSET VALUE,
  BEGINNING OF YEAR        $   9.98  $   9.70  $   9.74        $   9.61       $   9.52  $   9.95
                           --------  --------  --------        --------       --------  --------
 ................................................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 ................................................................................................
 Net investment income         0.48      0.51      0.54            0.19           0.54      0.56
 ................................................................................................
 Net gains or losses on
  securities (both
  realized and
  unrealized)                  0.38      0.35     (0.04)           0.22           0.11     (0.36)
                           --------  --------  --------        --------       --------  --------
 ................................................................................................
 Total from investment
  operations                   0.86      0.86      0.50            0.41           0.65      0.20
                           --------  --------  --------        --------       --------  --------
 ................................................................................................
 LESS DISTRIBUTIONS
 ................................................................................................
 Distributions (from
  capital gains)              (0.21)    (0.06)        0           (0.06)         (0.02)    (0.07)
                           --------  --------  --------        --------       --------  --------
 ................................................................................................
 Dividends (from net
  investment income)          (0.48)    (0.52)    (0.54)          (0.22)         (0.54)    (0.56)
 ................................................................................................
 Total distributions          (0.69)    (0.58)    (0.54)          (0.28)         (0.56)    (0.63)
                           --------  --------  --------        --------       --------  --------
 ................................................................................................
 NET ASSET VALUE, END OF
  YEAR                     $  10.15  $   9.98  $   9.70        $   9.74       $   9.61  $   9.52
                           --------  --------  --------        --------       --------  --------
 ................................................................................................
 TOTAL RETURN (B)              8.96%     9.06%     5.15%           4.20%          7.05%     1.87%
 ................................................................................................
 RATIOS/SUPPLEMENTAL DATA
 ................................................................................................
 NET ASSETS, END OF YEAR
  (THOUSANDS)              $164,255  $105,673  $115,723        $136,449       $168,542  $199,612
 ................................................................................................
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                      0.46%     0.74%     0.63%           0.82%(a)       0.61%     0.56%
 ................................................................................................
 Expenses, excluding
  indirectly paid
  expenses                     0.46%     0.74%       --              --             --        --
 ................................................................................................
 Expenses, excluding
  waivers and
  reimbursements               0.97%     0.91%     0.95%           1.05%(a)         --        --
 ................................................................................................
 Net investment income         4.79%     5.22%     5.46%           4.89%(a)       5.73%     5.37%
 ................................................................................................
 PORTFOLIO TURNOVER RATE         64%       41%       30%             29%            53%       32%
 ................................................................................................

                                                                June 30, 1995
                                                              (Commencement of
                                    Year Ended August 31,     Class Operations)
                                   -------------------------       through
                                    1998     1997     1996     August 31, 1995
-------------------------------------------------------------------------------
 CLASS B SHARES
-------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF
  YEAR                             $  9.98  $  9.70  $  9.74       $  9.67
                                   -------  -------  -------       -------
 ...............................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 ...............................................................................
 Net investment income                0.38     0.42     0.44          0.07
 ...............................................................................
 Net gains or losses on
  securities (both realized and
  unrealized)                         0.39     0.35    (0.04)         0.10
                                   -------  -------  -------       -------
 Total from investment operations     0.77     0.77     0.40          0.17
                                   -------  -------  -------       -------
 ...............................................................................
 LESS DISTRIBUTIONS
 ...............................................................................
 Dividends (from net investment
  income)                            (0.39)   (0.43)   (0.44)        (0.07)
 Distributions (from capital
  gains)                             (0.21)   (0.06)       0         (0.03)
                                   -------  -------  -------       -------
 ...............................................................................
 Total distributions                 (0.60)   (0.49)   (0.44)        (0.10)
                                   -------  -------  -------       -------
 ...............................................................................
 NET ASSET VALUE, END OF YEAR      $ 10.15  $  9.98  $  9.70       $  9.74
                                   -------  -------  -------       -------
 ...............................................................................
 TOTAL RETURN (B)                     7.97%    8.06%    4.17%         1.49%
 ...............................................................................
 RATIOS/SUPPLEMENTAL DATA
 ...............................................................................
 NET ASSETS, END OF YEAR
  (THOUSANDS)                      $66,142  $31,281  $28,849       $27,351
 ...............................................................................
 RATIOS TO AVERAGE NET ASSETS
 Expenses                             1.36%    1.66%    1.56%         1.44%(a)
 ...............................................................................
 Expenses, excluding indirectly
  paid expenses                       1.36%    1.66%      --            --
 ...............................................................................
 Expenses, excluding waivers and
  reimbursements                      1.70%    1.84%    1.76%         1.64%(a)
 ...............................................................................
 Net investment income                3.88%    4.29%    4.52%         3.22%(a)
 ...............................................................................
 PORTFOLIO TURNOVER RATE                64%      41%      30%           29%
 ...............................................................................

*   The Fund changed its fiscal year end from April 30 to August 31.
(a) Annualized.
(b) Excluding applicable sales charges.
(c) On June 30, 1995, ABT Florida Tax-Free Fund sold substantially all of its net assets to Evergreen Florida Municipal Bond Fund. As ABT Florida Tax-Free Fund is the accounting survivor, its basis of accounting for assets and liabilities and its operating results for periods prior to June 30, 1995 have been carried forward in these financial highlights.

--------------------------------------------------------------------------------
                                  EVERGREEN
                         Florida Municipal Bond Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                 (For a share outstanding throughout each year)

                                                       January 26, 1998
                                                       (Commencement of
                                                       Class Operations)
                                                            through
                                                        August 31, 1998
 CLASS C SHARES
 NET ASSET VALUE, BEGINNING OF PERIOD                       $10.06
                                                            ------
 .........................................................................
 INCOME FROM INVESTMENT OPERATIONS
 .........................................................................
 Net investment income                                        0.23
 .........................................................................
 Net gains or losses on securities (both realized and
  unrealized)                                                 0.09
                                                            ------
 .........................................................................
 Total from investment operations                             0.32
                                                            ------
 .........................................................................
 LESS DIVIDENDS (FROM NET INVESTMENT INCOME)                 (0.23)
                                                            ------
 .........................................................................
 NET ASSET VALUE, END OF PERIOD                             $10.15
                                                            ------
 .........................................................................
 TOTAL RETURN (B)                                             3.25%
 .........................................................................
 RATIOS/SUPPLEMENTAL DATA
 .........................................................................
 NET ASSETS, END OF PERIOD (THOUSANDS)                      $8,963
 .........................................................................
 RATIOS TO AVERAGE NET ASSETS
 Expenses                                                     1.29%(a)
 .........................................................................
 Expenses, excluding indirectly paid expenses                 1.29%(a)
 .........................................................................
 Expenses, excluding waivers and reimbursements               1.62%(a)
 .........................................................................
 Net investment income                                        3.86%(a)
 .........................................................................
 PORTFOLIO TURNOVER RATE                                        64%
 .........................................................................

--------------------------------------------------------------------------------
                                  EVERGREEN
                         Georgia Municipal Bond Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                 (For a share outstanding throughout each year)

                                                                                           July 2, 1993
                                                                                         (Commencement of
                            Year Ended August 31,       Eight Months                     Class Operations)
                           -------------------------       Ended          Year Ended          through
                            1998     1997     1996    August 31, 1995* December 31, 1994 December 31, 1993
-----------------------------------------------------------------------------------------------------------
 CLASS A SHARES
-----------------------------------------------------------------------------------------------------------
 NET ASSET VALUE,
  BEGINNING OF YEAR        $  9.90  $  9.57  $  9.47       $ 8.74           $10.19            $10.00
                           -------  -------  -------       ------           ------            ------
 ...........................................................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 ...........................................................................................................
 Net investment income        0.49     0.49     0.48         0.33             0.48              0.20
 ...........................................................................................................
 Net gains or losses on
  securities (both
  realized and
  unrealized)                 0.45     0.33     0.10         0.73            (1.45)             0.19
                           -------  -------  -------       ------           ------            ------
 ...........................................................................................................
 Total from investment
  operations                  0.94     0.82     0.58         1.06            (0.97)             0.39
                           -------  -------  -------       ------           ------            ------
 ...........................................................................................................
 LESS DIVIDENDS (FROM NET
  INVESTMENT INCOME)         (0.49)   (0.49)   (0.48)       (0.33)           (0.48)            (0.20)
                           -------  -------  -------       ------           ------            ------
 ...........................................................................................................
 NET ASSET VALUE, END OF
  YEAR                     $ 10.35  $  9.90  $  9.57       $ 9.47           $ 8.74            $10.19
                           -------  -------  -------       ------           ------            ------
 ...........................................................................................................
 TOTAL RETURN (B)             9.67%    8.73%    6.22%       12.28%           (9.64%)            3.96%
 ...........................................................................................................
 RATIOS/SUPPLEMENTAL DATA
 ...........................................................................................................
 NET ASSETS, END OF YEAR
  (THOUSANDS)              $ 3,932  $ 2,201  $ 1,954       $2,098           $1,387            $  817
 ...........................................................................................................
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                     0.57%    0.94%    0.88%        0.71%(a)         0.53%             0.25%(a)
 ...........................................................................................................
 Expenses, excluding
  indirectly paid
  expenses                    0.57%    0.94%      --           --               --                --
 ...........................................................................................................
 Expenses, excluding
  waivers and
  reimbursements              1.03%    1.83%    2.82%        2.83%(a)         3.61%             6.82%(a)
 ...........................................................................................................
 Net investment income        4.81%    5.00%    4.96%        5.39%(a)         5.26%             4.71%(a)
 ...........................................................................................................
 PORTFOLIO TURNOVER RATE        50%      32%      21%          91%             147%               15%
 ...........................................................................................................

                                                                                          July 2, 1993
                                                                                        (Commencement of
                           Year Ended August 31,       Eight Months                     Class Operations
                           ------------------------       Ended          Year Ended          through
                            1998     1997     1996   August 31, 1995* December 31, 1994 December 31, 1993
---------------------------------------------------------------------------------------------------------
 CLASS B SHARES
---------------------------------------------------------------------------------------------------------
 NET ASSET VALUE,
  BEGINNING OF YEAR        $  9.90  $  9.57  $ 9.47       $ 8.74           $10.19            $10.00
                           -------  -------  ------       ------           ------            ------
 .........................................................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 .........................................................................................................
 Net investment income        0.41     0.41    0.41         0.28             0.43              0.18
 .........................................................................................................
 Net gains or losses on
  securities (both
  realized and
  unrealized)                 0.45     0.33    0.10         0.73            (1.45)             0.19
                           -------  -------  ------       ------           ------            ------
 .........................................................................................................
 Total from investment
  operations                  0.86     0.74    0.51         1.01            (1.02)             0.37
                           -------  -------  ------       ------           ------            ------
 .........................................................................................................
 LESS DIVIDENDS (FROM NET
  INVESTMENT INCOME)         (0.41)   (0.41)  (0.41)       (0.28)           (0.43)            (0.18)
                           -------  -------  ------       ------           ------            ------
 .........................................................................................................
 NET ASSET VALUE, END OF
  YEAR                     $ 10.35  $  9.90  $ 9.57       $ 9.47           $ 8.74            $10.19
                           -------  -------  ------       ------           ------            ------
 .........................................................................................................
 TOTAL RETURN (B)             8.86%    7.93%   5.44%       11.72%          (10.15%)            3.74%
 .........................................................................................................
 RATIOS/SUPPLEMENTAL DATA
 .........................................................................................................
 NET ASSETS, END OF YEAR
  (THOUSANDS)              $12,559  $10,870  $9,271       $7,538           $6,912            $3,692
 .........................................................................................................
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                     1.34%    1.69%   1.63%        1.46%(a)         1.13%             0.75%(a)
 .........................................................................................................
 Expenses, excluding
  indirectly paid
  expenses                    1.34%    1.69%     --           --               --                --
 .........................................................................................................
 Expenses, excluding
  waivers and
  reimbursements              1.80%    2.58%   3.54%        3.58%(a)         4.21%             7.32%(a)
 .........................................................................................................
 Net investment income        4.06%    4.25%   4.21%        4.64%(a)         4.66%             4.15%(a)
 .........................................................................................................
 PORTFOLIO TURNOVER RATE        50%      32%     21%          91%             147%               15%
 .........................................................................................................

*   The Fund changed its fiscal year end from December 31 to August 31.
(a) Annualized.
(b) Excluding applicable sales charges.

--------------------------------------------------------------------------------
                                  EVERGREEN
                         Maryland Municipal Bond Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                              Eleven Months               Year Ended September 30,
                                  Ended         ------------------------------------------------
                           August 31, 1998* (c) 1997 (c)  1996 (c)  1995 (c)  1994 (c)  1993 (c)
------------------------------------------------------------------------------------------------
 CLASS A SHARES
------------------------------------------------------------------------------------------------
 NET ASSET VALUE,
  BEGINNING OF PERIOD            $ 10.91        $ 10.56   $ 10.69   $ 10.17   $ 11.24   $ 10.39
                                 -------        -------   -------   -------   -------   -------
 ................................................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 ................................................................................................
 Net investment income              0.36           0.37      0.38      0.40      0.45      0.49
 ................................................................................................
 Net gains or losses on
  securities (both
  realized and
  unrealized)                       0.25           0.35     (0.13)     0.54     (0.97)     0.85
                                 -------        -------   -------   -------   -------   -------
 ................................................................................................
 Total from investment
  operations                        0.61           0.72      0.25      0.94     (0.52)     1.34
                                 -------        -------   -------   -------   -------   -------
 ................................................................................................
 LESS DISTRIBUTIONS
 ................................................................................................
 Distributions (from
  capital gains)                       0              0         0     (0.02)    (0.10)        0
                                 -------        -------   -------   -------   -------   -------
 ................................................................................................
 Dividends (from net
  investment income)               (0.36)         (0.37)    (0.38)    (0.40)    (0.45)    (0.49)
 ................................................................................................
 Total distributions               (0.36)         (0.37)    (0.38)    (0.42)    (0.55)    (0.49)
                                 -------        -------   -------   -------   -------   -------
 ................................................................................................
 NET ASSET VALUE, END OF
  PERIOD                         $ 11.16        $ 10.91   $ 10.56   $ 10.69   $ 10.17   $ 11.24
                                 -------        -------   -------   -------   -------   -------
 ................................................................................................
 TOTAL RETURN (B)                   5.70%          6.92%     2.36%     9.81%   (4.74%)    13.24%
 ................................................................................................
 RATIOS/SUPPLEMENTAL DATA
 ................................................................................................
 NET ASSETS, END OF
  PERIOD (THOUSANDS)             $24,754        $27,786   $31,284   $32,172   $34,580   $33,907
 ................................................................................................
 RATIOS TO AVERAGE NET
  ASSETS
 ................................................................................................
 Expenses                           1.52%(a)       1.69%     1.43%     1.24%     1.17%     1.00%
 ................................................................................................
 Expenses, excluding
  indirectly paid
  expenses                          1.52%(a)         --        --        --        --        --
 ................................................................................................
 Expenses, excluding
  waivers and
  reimbursements                    1.76%(a)       1.69%     1.68%     1.68%     1.68%     1.77%
 ................................................................................................
 Net investment income              3.56%(a)       3.45%     3.57%     4.24%     4.22%     4.50%
 ................................................................................................
 PORTFOLIO TURNOVER RATE              37%            13%      138%       21%       27%       23%
 ................................................................................................

                                                        March 27,1998
                                                      (Commencement of
                                                      Class Operations)
                                                           through
                                                       August 31, 1998
------------------------------------------------------------------------
CLASS B SHARES
------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $10.99
                                                           ------
 .........................................................................
INCOME FROM INVESTMENT OPERATIONS
 .........................................................................
Net investment income                                        0.16
 .........................................................................
Net gains or losses on securities (both realized and
 unrealized)                                                 0.17
                                                           ------
 .........................................................................
Total from investment operations                             0.33
                                                           ------
 .........................................................................
LESS DIVIDENDS (FROM NET INVESTMENT INCOME)                 (0.16)
                                                           ------
 .........................................................................
NET ASSET VALUE, END OF PERIOD                             $11.16
                                                           ------
 .........................................................................
TOTAL RETURN (B)                                             2.99%
 .........................................................................
RATIOS/SUPPLEMENTAL DATA
 .........................................................................
NET ASSETS, END OF PERIOD (THOUSANDS)                      $  990
 .........................................................................
RATIOS TO AVERAGE NET ASSETS
 .........................................................................
 Expenses                                                    1.49%(a)
 .........................................................................
 Expenses, excluding indirectly paid expenses                1.49%(a)
 .........................................................................
 Expenses, excluding waivers and reimbursements              1.98%(a)
 .........................................................................
 Net investment income                                       3.41%(a)
 .........................................................................
PORTFOLIO TURNOVER RATE                                        37%
 .........................................................................

(a) Annualized.
(b) Excluding applicable sales charges.
(c) On February 28, 1998, Virtus Maryland Municipal Bond Fund sold substan-tially all of its net assets to Evergreen Maryland Municipal Bond Fund. As Virtus Maryland Municipal Bond Fund is the accounting survivor, its basis of accounting for assets and liabilities and its operating results for the periods prior to February 28, 1998 have been carried forward in these fi-nancial highlights.
* The Fund changed its fiscal year end from September 30 to August 31 during the current period.

--------------------------------------------------------------------------------
                                  EVERGREEN
                      North Carolina Municipal Bond Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                 (For a share outstanding throughout each year)

                                                                                       January 11, 1993
                                                                                       (Commencement of
                           Year Ended August 31,      Eight Months                     Class Operations)
                           -----------------------       Ended          Year Ended          through
                            1998     1997    1996   August 31, 1995* December 31, 1994 December 31, 1993
--------------------------------------------------------------------------------------------------------
 CLASS A SHARES
--------------------------------------------------------------------------------------------------------
 NET ASSET VALUE,
  BEGINNING OF YEAR        $ 10.37  $ 9.98  $ 9.95       $ 9.16           $10.61            $ 10.00
                           -------  ------  ------       ------           ------            -------
 ........................................................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 ........................................................................................................
 Net investment income        0.51    0.49    0.49         0.33             0.49               0.46
 ........................................................................................................
 Net gains or losses on
  securities (both
  realized and
  unrealized)                 0.47    0.40    0.02         0.79            (1.45)              0.64
                           -------  ------  ------       ------           ------            -------
 ........................................................................................................
 Total from investment
  operations                  0.98    0.89    0.51         1.12            (0.96)              1.10
                           -------  ------  ------       ------           ------            -------
 ........................................................................................................
 LESS DISTRIBUTIONS
 ........................................................................................................
 Distributions (from
  capital gains)                 0       0       0            0                0              (0.03)
                           -------  ------  ------       ------           ------            -------
 ........................................................................................................
 Dividends (from net
  investment income)         (0.51)  (0.50)  (0.48)       (0.33)           (0.49)             (0.46)
 ........................................................................................................
 Total distributions         (0.51)  (0.50)  (0.48)       (0.33)           (0.49)             (0.49)
                           -------  ------  ------       ------           ------            -------
 ........................................................................................................
 NET ASSET VALUE, END OF
  YEAR                     $ 10.84  $10.37  $ 9.98       $ 9.95           $ 9.16            $ 10.61
                           -------  ------  ------       ------           ------            -------
 ........................................................................................................
 TOTAL RETURN (B)             9.66%   9.11%   5.21%       12.34%           (9.12%)            11.28%
 ........................................................................................................
 RATIOS/SUPPLEMENTAL DATA
 ........................................................................................................
 NET ASSETS, END OF YEAR
  (THOUSANDS)              $15,768  $8,115  $7,989       $8,279           $7,979            $12,739
 ........................................................................................................
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                     0.56%   1.11%   1.08%        0.92%(a)         0.79%              0.32%(a)
 ........................................................................................................
 Expenses, excluding
  indirectly paid
  expenses                    0.56%   1.11%     --           --               --                 --
 ........................................................................................................
 Expenses, excluding
  waivers and
  reimbursements              0.97%   1.11%   1.35%        1.27%(a)         1.18%              1.25%(a)
 ........................................................................................................
 Net investment income        4.81%   4.77%   4.81%        5.09%(a)         5.11%              4.91%(a)
 ........................................................................................................
 PORTFOLIO TURNOVER RATE        53%     50%     86%         117%             126%                57%
 ........................................................................................................

                                                                                         January 11, 1993
                                                                                         (Commencement of
                            Year Ended August 31,       Eight Months                     Class Operations)
                           -------------------------       Ended          Year Ended          through
                            1998     1997     1996    August 31, 1995* December 31, 1994 December 31, 1993
----------------------------------------------------------------------------------------------------------
 CLASS B SHARES
----------------------------------------------------------------------------------------------------------
 NET ASSET VALUE,
  BEGINNING OF YEAR        $ 10.37  $  9.98  $  9.95      $  9.16           $ 10.61           $ 10.00
                           -------  -------  -------      -------           -------           -------
 ..........................................................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 ..........................................................................................................
 Net investment income        0.43     0.41     0.42         0.28              0.44              0.42
 ..........................................................................................................
 Net gains or losses on
  securities (both
  realized and
  unrealized)                 0.47     0.40     0.02         0.79             (1.45)             0.64
                           -------  -------  -------      -------           -------           -------
 ..........................................................................................................
 Total from investment
  operations                  0.90     0.81     0.44         1.07             (1.01)             1.06
                           -------  -------  -------      -------           -------           -------
 ..........................................................................................................
 LESS DISTRIBUTIONS
 ..........................................................................................................
 Distributions (from
  capital gains)                 0        0        0            0                 0             (0.03)
                           -------  -------  -------      -------           -------           -------
 ..........................................................................................................
 Dividends (from net
  investment income)         (0.43)   (0.42)   (0.41)       (0.28)            (0.44)            (0.42)
 ..........................................................................................................
 Total distributions         (0.43)   (0.42)   (0.41)       (0.28)            (0.44)            (0.45)
                           -------  -------  -------      -------           -------           -------
 ..........................................................................................................
 NET ASSET VALUE, END OF
  YEAR                     $ 10.84  $ 10.37  $  9.98      $  9.95           $  9.16           $ 10.61
                           -------  -------  -------      -------           -------           -------
 ..........................................................................................................
 TOTAL RETURN (B)             8.85%    8.30%    4.42%       11.78%            (9.64%)           10.80%
 ..........................................................................................................
 RATIOS/SUPPLEMENTAL DATA
 ..........................................................................................................
 NET ASSETS, END OF YEAR
  (THOUSANDS)              $49,320  $48,198  $49,382      $49,040           $44,616           $45,168
 ..........................................................................................................
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                     1.33%    1.86%    1.83%        1.67%(a)          1.37%             0.79%(a)
 ..........................................................................................................
 Expenses, excluding
  indirectly paid
  expenses                    1.33%    1.86%      --           --                --                --
 ..........................................................................................................
 Expenses, excluding
  waivers and
  reimbursements              1.74%    1.86%    2.10%        2.02%(a)          1.76%             1.74%(a)
 ..........................................................................................................
 Net investment income        4.07%    4.02%    4.06%        4.34%(a)          4.53%             4.47%(a)
 ..........................................................................................................
 PORTFOLIO TURNOVER RATE        53%      50%      86%         117%              126%               57%
 ..........................................................................................................

* The Fund changed its fiscal year end from December 31 to August 31.
(a) Annualized.
(b) Excluding applicable sales charges.

--------------------------------------------------------------------------------
                                  EVERGREEN
                      South Carolina Municipal Bond Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                 (For a share outstanding throughout each year)

                                                                        January 3, 1994
                                                                       (Commencement of
                            Year Ended August 31,       Eight Months   Class Operations)
                           -------------------------       Ended            through
                            1998     1997     1996    August 31, 1995* December 31, 1994
-----------------------------------------------------------------------------------------
 CLASS A SHARES
-----------------------------------------------------------------------------------------
 NET ASSET VALUE,
  BEGINNING OF YEAR        $ 10.08  $  9.69  $  9.59       $ 8.62           $10.00
                           -------  -------  -------       ------           ------
 .........................................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 .........................................................................................
 Net investment income        0.46     0.48     0.49         0.34             0.46
 .........................................................................................
 Net gains or losses on
  securities (both
  realized and
  unrealized)                 0.39     0.40     0.10         0.97            (1.38)
                           -------  -------  -------       ------           ------
 .........................................................................................
 Total from investment
  operations                  0.85     0.88     0.59         1.31            (0.92)
                           -------  -------  -------       ------           ------
 .........................................................................................
 LESS DISTRIBUTIONS
 .........................................................................................
 Distributions (from
  capital gains)             (0.03)   (0.01)       0            0                0
                           -------  -------  -------       ------           ------
 .........................................................................................
 Dividends (from net
  investment income)         (0.46)   (0.48)   (0.49)       (0.34)           (0.46)
 .........................................................................................
 Total distributions         (0.49)   (0.49)   (0.49)       (0.34)           (0.46)
                           -------  -------  -------       ------           ------
 .........................................................................................
 NET ASSET VALUE, END OF
  YEAR                     $ 10.44  $ 10.08  $  9.69       $ 9.59           $ 8.62
                           -------  -------  -------       ------           ------
 .........................................................................................
 TOTAL RETURN (B)             8.60%    9.33%    6.23%       15.35%           (9.32%)
 .........................................................................................
 RATIOS/SUPPLEMENTAL DATA
 .........................................................................................
 NET ASSETS, END OF YEAR
  (THOUSANDS)              $ 1,744  $ 1,025  $   841       $  610           $  312
 .........................................................................................
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                     0.77%    0.98%    0.86%        0.53%(a)         0.25%(a)
 .........................................................................................
 Expenses, excluding
  indirectly paid
  expenses                    0.77%    0.98%      --           --               --
 .........................................................................................
 Expenses, excluding
  waivers and
  reimbursements              1.02%    2.16%    4.00%        6.50%(a)        10.71%(a)
 .........................................................................................
 Net investment income        4.56%    4.87%    4.98%        5.41%(a)         5.57%(a)
 .........................................................................................
 PORTFOLIO TURNOVER RATE        31%      62%      37%          66%              23%
 .........................................................................................

                            Year Ended August 31,
                           -------------------------
                                                                        January 3, 1994
                                                                       (Commencement of
                                                        Eight Months   Class Operations)
                                                           Ended            through
                            1998     1997     1996    August 31, 1995* December 31, 1994
------------------------------------------------------------------------------------------
 CLASS B SHARES
------------------------------------------------------------------------------------------
 NET ASSET VALUE,
  BEGINNING OF YEAR        $ 10.08  $  9.69  $  9.59       $ 8.62           $10.00
                           -------  -------  -------       ------           ------
 ..........................................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 ..........................................................................................
 Net investment income        0.38     0.41     0.41         0.29             0.41
 ..........................................................................................
 Net gains or losses on
  securities (both
  realized and
  unrealized)                 0.39     0.40     0.10         0.97            (1.38)
                           -------  -------  -------       ------           ------
 ..........................................................................................
 Total from investment
  operations                  0.77     0.81     0.51         1.26            (0.97)
                           -------  -------  -------       ------           ------
 ..........................................................................................
 LESS DISTRIBUTIONS
 ..........................................................................................
 Distributions (from
  capital gains)             (0.03)   (0.01)       0            0                0
                           -------  -------  -------       ------           ------
 ..........................................................................................
 Dividends (from net
  investment income)         (0.38)   (0.41)   (0.41)       (0.29)           (0.41)
 ..........................................................................................
 Total distributions         (0.41)   (0.42)   (0.41)       (0.29)           (0.41)
                           -------  -------  -------       ------           ------
 ..........................................................................................
 NET ASSET VALUE, END OF
  YEAR                     $ 10.44  $ 10.08  $  9.69       $ 9.59           $ 8.62
                           -------  -------  -------       ------           ------
 ..........................................................................................
 TOTAL RETURN (B)             7.79%    8.52%    5.43%       14.77%           (9.83%)
 ..........................................................................................
 RATIOS/SUPPLEMENTAL DATA
 ..........................................................................................
 NET ASSETS, END OF YEAR
  (THOUSANDS)              $ 4,542  $ 4,734  $ 4,282       $3,542           $2,456
 ..........................................................................................
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                     1.53%    1.73%    1.61%        1.28%(a)         0.87%(a)
 ..........................................................................................
 Expenses, excluding
  indirectly paid
  expenses                    1.53%    1.73%      --           --               --
 ..........................................................................................
 Expenses, excluding
  waivers and
  reimbursements              1.78%    2.91%    4.76%        7.25%(a)        11.33%(a)
 ..........................................................................................
 Net investment income        3.76%    4.13%    4.23%        4.66%(a)         4.88%(a)
 ..........................................................................................
 PORTFOLIO TURNOVER RATE        31%      62%      37%          66%              23%
 ..........................................................................................

*   The Fund changed its fiscal year end from December 31 to August 31.
(a) Annualized.
(b) Excluding applicable sales charges.

--------------------------------------------------------------------------------
                                  EVERGREEN
                         Virginia Municipal Bond Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                 (For a share outstanding throughout each year)

                                                                                         July 2, 1993
                                                                                       (Commencement of
                           Year Ended August 31,      Eight Months                     Class Operations)
                           -----------------------       Ended          Year Ended          through
                            1998     1997    1996   August 31, 1995* December 31, 1994 December 31, 1993
---------------------------------------------------------------------------------------------------------
 CLASS A SHARES
---------------------------------------------------------------------------------------------------------
 NET ASSET VALUE,
  BEGINNING OF YEAR        $ 10.05  $ 9.68  $ 9.67       $ 8.85           $10.19            $10.00
                           -------  ------  ------       ------           ------            ------
 .........................................................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 .........................................................................................................
 Net investment income        0.48    0.50    0.48         0.33             0.47              0.20
 .........................................................................................................
 Net gains or losses on
  securities (both
  realized and
  unrealized)                 0.42    0.37    0.01         0.82            (1.34)             0.19
                           -------  ------  ------       ------           ------            ------
 .........................................................................................................
 Total from investment
  operations                  0.90    0.87    0.49         1.15            (0.87)             0.39
                           -------  ------  ------       ------           ------            ------
 .........................................................................................................
 LESS DIVIDENDS (FROM NET
  INVESTMENT INCOME)         (0.49)  (0.50)  (0.48)       (0.33)           (0.47)            (0.20)
                           -------  ------  ------       ------           ------            ------
 .........................................................................................................
 NET ASSET VALUE, END OF
  YEAR                     $ 10.46  $10.05  $ 9.68       $ 9.67           $ 8.85            $10.19
                           -------  ------  ------       ------           ------            ------
 .........................................................................................................
 TOTAL RETURN (B)             9.12%   9.05%   5.12%       13.09%           (8.60%)            3.89%
 .........................................................................................................
 RATIOS/SUPPLEMENTAL DATA
 .........................................................................................................
 NET ASSETS, END OF YEAR
 (THOUSANDS)               $54,298  $2,934  $2,892       $1,983           $1,606            $1,306
 .........................................................................................................
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                     0.50%   1.03%   0.93%        0.72%(a)         0.53%             0.25%(a)
 .........................................................................................................
 Expenses, excluding
  indirectly paid
  expenses                    0.50%   1.02%     --           --               --                --
 .........................................................................................................
 Expenses, excluding
  waivers and
  reimbursements              0.95%   1.84%   3.47%        3.83%(a)         5.14%             7.75%(a)
 .........................................................................................................
 Net investment income        4.71%   4.95%   4.83%        5.17%(a)         5.11%             4.64%(a)
 .........................................................................................................
 PORTFOLIO TURNOVER RATE        46%     72%     68%          87%              59%                0%
 .........................................................................................................

                                                                                           July 2, 1993
                                                                                         (Commencement of
                            Year Ended August 31,       Eight Months                     Class Operations)
                           -------------------------       Ended          Year Ended          through
                            1998     1997     1996    August 31, 1995* December 31, 1994 December 31, 1993
-----------------------------------------------------------------------------------------------------------
 CLASS B SHARES
-----------------------------------------------------------------------------------------------------------
 NET ASSET VALUE,
  BEGINNING OF YEAR        $ 10.05  $  9.68  $  9.67       $ 8.85           $10.19            $10.00
                           -------  -------  -------       ------           ------            ------
 ...........................................................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 ...........................................................................................................
 Net investment income        0.41     0.41     0.41         0.28             0.42              0.17
 ...........................................................................................................
 Net gains or losses on
  securities (both
  realized and
  unrealized)                 0.41     0.37     0.01         0.82            (1.34)             0.19
                           -------  -------  -------       ------           ------            ------
 ...........................................................................................................
 Total from investment
  operations                  0.82     0.78     0.42         1.10            (0.92)             0.36
                           -------  -------  -------       ------           ------            ------
 ...........................................................................................................
 LESS DIVIDENDS (FROM NET
  INVESTMENT INCOME)         (0.41)   (0.41)   (0.41)       (0.28)           (0.42)            (0.17)
                           -------  -------  -------       ------           ------            ------
 ...........................................................................................................
 NET ASSET VALUE, END OF
  YEAR                     $ 10.46  $ 10.05  $  9.68       $ 9.67           $ 8.85            $10.19
                           -------  -------  -------       ------           ------            ------
 ...........................................................................................................
 TOTAL RETURN (B)             8.31%    8.24%    4.34%       12.53%           (9.13%)            3.66%
 ...........................................................................................................
 RATIOS/SUPPLEMENTAL DATA
 ...........................................................................................................
 NET ASSETS, END OF YEAR
  (THOUSANDS)              $ 8,935  $ 6,695  $ 5,963       $5,083           $3,817            $2,235
 ...........................................................................................................
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                     1.35%    1.79%    1.68%        1.47%(a)         1.12%             0.75%(a)
 ...........................................................................................................
 Expenses, excluding
  indirectly paid
  expenses                    1.35%    1.78%      --           --               --                --
 ...........................................................................................................
 Expenses, excluding
  waivers and
  reimbursements              1.79%    2.59%    4.23%        4.58%(a)         5.73%             8.25%(a)
 ...........................................................................................................
 Net investment income        3.99%    4.21%    4.09%        4.42%(a)         4.54%             4.25%(a)
 ...........................................................................................................
 PORTFOLIO TURNOVER RATE        46%      72%      68%          87%              59%                0%
 ...........................................................................................................

*    The Fund changed its fiscal year end from December 31 to August 31.
(a)  Annualized.
(b)  Excluding applicable sales charges.

OTHER FUND PRACTICES

The Funds may invest in futures and options. Such practices are used to hedge a Fund's portfolio. Although this may increase returns, these practices may actually reduce returns or increase volatility.

The Funds may also invest in other investment companies. This practice may expose a fund to duplicate expenses and lower its value.

In addition, the Funds may borrow money and lend their securities. Borrowing is a form of leverage that may magnify a fund's gain or loss. Lending securities may cause the fund to lose the opportunity to sell these securities at the most desirable price and, therefore, lose money.

Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Funds, including risks.

Notes
Evergreen Funds

Money Market

Treasury Money Market Fund
Money Market Fund
Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Florida Municipal Money Market Fund
New Jersey Municipal Money Market Fund

Tax Exempt

Short Intermediate Municipal Fund
High Grade Tax Free Fund
Tax Free Fund
California Tax Free Fund
Connecticut Municipal Bond Fund
Florida High Income Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland  Municipal Bond Fund
Massachusetts Tax Free Fund
Missouri  Tax Free Fund
New Jersey Tax Free  Income Fund
New York Tax Free Fund
North  Carolina  Municipal  Bond Fund
Pennsylvania  Tax Free  Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

Income

Capital Preservation and Income Fund
Short Intermediate Bond Fund
Intermediate Term Government Securities Fund
Intermediate Term Bond Fund
U.S. Government Fund
Diversified Bond Fund
Strategic Income Fund
High Yield Bond Fund

Balanced

American Retirement Fund
Balanced Fund
Tax Strategic Foundation Fund
Foundation Fund

Growth & Income

Utility Fund
Income and Growth Fund
Fund for Total Return
Value Fund
Blue Chip Fund
Growth and Income Fund
Small Cap Equity Income Fund

Domestic Growth

Strategic Growth Fund
Stock Selector Fund
Evergreen Fund
Omega Fund
Small Company Growth Fund
Aggressive Growth Fund
Micro Cap Fund
Tax Strategic Equity Fund

Global International

Global Leaders Fund
International Growth Fund
Global Opportunities Fund
Precious Metals Fund
Emerging Markets Growth Fund
Latin America Fund

Express Line
800.346.3858

Investor Services
800.343.2898

Retirement Plan Services
800.247.4075

WWW.EVERGREENFUNDS.COM

Evergreen Express Line
     Call 1-800-346-3858
     24 hours a day to
     o check your account
     o order a statement
     o get a fund's current price, yield and
       total return
     o buy, sell or exchange fund shares

Non-retirement account holders
     Call 1-800-343-2898
     Monday through Friday, 8 a.m. to 6 p.m. Eastern time to
     o buy, sell or exchange shares
     o order applications
     o get assistance with your account

Retirement plan account holders
     Call 1-800-247-4075
     Monday through Friday, 8 a.m. to 6 p.m. Eastern time

Information Line for Hearing and Speech Impaired (TTY/TDD)
     Call 1-800-343-2888
     Monday through Friday, 8 a.m. to 6 p.m. Eastern time

Write us a letter
     Evergreen Service Company
     P.O. Box 2121
     Boston, MA  02106-2121
     o to buy, sell or exchange shares
     o to change the registration on your account
     o for general correspondence

For express, registered, certified mail:
     Evergreen Service Company
     200 Berkeley Street
     Boston, MA  02116-5039

Contact us on-line:
     www.evergreenfunds.com

Regular communications youAll receive:
     ACCOUNT STATEMENTS -- You'll receive quarterly statements for each fund you own.

     CONFIRMATION NOTICES -- We send a confirmation of any transaction you make within five days of the transaction.

     ANNUAL AND SEMIANNUAL REPORTS -- You'll receive a detailed financial report on your fund(s) twice a year.

     TAX FORMS -- Each January you'll receive any tax forms you need to file your taxes as well as the Evergreen Tax Information Guide.

     EVERGREEN  EVENTS  --  You'll  receive  a  periodic  newsletter   published
exclusively for Evergreen shareholders.

     For More Information About the Evergreen Southern State Municipal Bond Funds, Ask for:

     THE FUNDS' MOST RECENT ANNUAL OR SEMI-ANNUAL REPORT, which contains a complete financial accounting for each fund and a complete list of portfolio holdings as of a specific date, as well as commentary from the portfolio manager. This commentary discusses the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal year or period.



     THE STATEMENT OF ADDITIONAL INFORMATION (SAI), which contains more detailed information about the policies and procedures of the funds. The SAI has been filed with the Securities and Exchange Commission ("SEC") and its contents are legally considered to be part of this prospectus.



     For questions, other information, or to request a copy of either document, call 1-800-343-2898 or ask your investment representative. We will mail material within three business days.



     Information about these funds (including the SAI) is also available on the SEC's Internet web site at http://www.sec.gov, or, for a duplication fee, by writing the SEC Public Reference Section, Washington DC 20549-6009. This material can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For more information, call the SEC at 1-800-SEC-0330.



                     [LOGO OF EVERGREEN FUNDS APPEARS HERE]



                           Evergreen Distributor, Inc.

                               125 W. 55th Street

                            New York, New York 10019

EVERGREEN


    Southern State
         Municipal Bond
           Funds




Evergreen Florida High Income Municipal Bond Fund Evergreen Florida Municipal Bond Fund Evergreen Georgia Municipal Bond Fund Evergreen Maryland Municipal Bond Fund Evergreen North Carolina Municipal Bond Fund Evergreen South Carolina Municipal Bond Fund Evergreen Virginia Municipal Bond Fund

Class Y

Prospectus, January 1, 1999

The Securities and Exchange Commission has not guaranteed that the information in this prospectus is accurate or complete, nor has it evaluated the investment merit of these mutual fund shares. Anyone who tells you otherwise is committing a federal crime.



FUND SUMMARIES:
Evergreen Florida High Income Municipal Bond Fund 4 Evergreen Florida Municipal Bond Fund 6 Evergreen Georgia Municipal Bond Fund 8 Evergreen Maryland Municipal Bond Fund 10 Evergreen North Carolina Municipal Bond Fund 12 Evergreen South Carolina Municipal Bond Fund 14 Evergreen Virginia Municipal Bond Fund 16 GENERAL INFORMATION: The FundsA Investment Advisor 19 Calculating the Share Price 19 How to Choose a Fund 19 Who Can Buy Class Y Shares 19 How to Buy Shares 19 How to Sell Shares 20 Other Services 21 The Tax Consequences of Investing in the Fund 22 Expenses 23 Financial Highlights 23 Other Fund Practices 30

Risk Factors For All Mutual Funds
Please remember that mutual fund shares are:
o       not guaranteed to achieve their goal
o not insured, endorsed or guaranteed by the FDIC, a bank or any government agency
o subject to investment risks, including possible loss of your original investment In general, funds included in this prospectus seek to provide investors with current income exempt from federal income tax and certain state income tax, consistent with the preservation of capital. The funds emphasize investments in securities with higher yields and longer maturities.

Fund Summaries Key
Each fundAs summary is organized around the following basic topics and questions:

INVESTMENT GOAL
What is the fundAs financial objective? You can find clarification on how the fund seeks to achieve these goals by looking at the fundAs strategy and investment policies. The fundAs Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY
How does the fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS
What are the specific risks for an investor in the fund?

PORTFOLIO MANAGEMENT
Who selects investments for the fund? What is his or her background and experience?

PERFORMANCE
How well has the fund performed in the past year? The past five years? The past ten years?

EXPENSES
How much does it cost to invest in the fund? What is the difference between sales charges and expenses?

OVERVIEW
Southern State Municipal Bond Funds typically rely on the following strategies:

o investing at least 80% of their assets in federally tax exempt municipal securities;

o investing at least 65% of their assets in municipal securities that are exempt from income or intangible taxes, as applicable, in the state for which the Fund is named;

 o investing at
least 80% of their assets in investment grade municipal securities, which are bonds rated within the four highest ratings categories by the nationally recognized statistical ratings organizations (except Florida High Income Municipal Bond Fund which invests 65% of its assets in below investment grade bonds and Maryland Municipal Bond Fund invests all of its assets in investment grade securities)

may be appropriate  for investors who:
o seek a high quality portfolio of municipal bond funds (except Florida High Income Municipal Bond Fund)

o seek income  which is exempt from federal and state income tax

Like most investments, your investment in an Evergreen Southern State Municipal Bond Fund could fluctuate significantly in value over time and could result in a loss of money.

Each of the Evergreen Southern State Municipal Bond Funds reserves the right to invest in high quality money market instruments in order to protect the value of the fund in response to adverse economic, political or market conditions. This strategy is inconsistent with these funds' principal investment strategies, and if employed could result in a low return and potential loss of market opportunity.

Here are the most important factors that may affect the value of your investment:

Stock Market Risk
Your investment will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, securities tend to decline in value. Even if general economic conditions do not change, your investment may decline in value if the particular industries or issuers your fund invests in do not perform well.

Interest Rate Risk
When interest rates go up, the value of debt securities tends to fall. Since your fund invests a significant portion of its portfolio in debt securities and interest rates rise, then the value of your investment may decline. The opposite is also true.

Credit Risk
The value of debt securities is directly affected by an issuer's ability to pay principal and interest on time. Since your fund invests in debt securities, then the value of your investment may be adversely affected when an issuer fails to pay an obligation on a timely basis.

Municipal Securities Risk
The value of municipal bonds tends to go up when interest rates go down and to go down when interest rates go up. Those events could also affect the market value of the security. Moreover, the market for municipal bonds may at times be inactive and can be temporarily affected by large purchases and sales, including those by a Fund.

Below Investment Grade Bond Risk
Below investment grade bonds are commonly referred to as "junk bonds" because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value.

Non-Diversification Risk
An investment in a fund that is non-diversified entails greater risk than an investment in a diversified fund. When a fund is non-diversified, there is no limit on the percentage of assets that can be invested in any single issuer. A higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio.

Florida High
Income Municipal
Bond Fund

FUND FACTS:
Goal:
- High Current Income

Principal Investment:
- Municipal Securities

Class of Shares:
- Class Y

Investment Advisor:
- Capital Management Group

Portfolio Manager:
- Richard K. Marrone

NASDAQ Symbol:
EFHYX (Class Y)


  INVESTMENT GOAL
The Fund seeks to provide a high level of current income which is exempt from federal income taxes.

  INVESTMENT STRATEGY
The Fund normally invests at least 65% of its assets in below investment grade municipal securities. The Fund currently invests at least 80% of its assets in federally exempt municipal securities. The Fund also invests at least 65% of its assets in municipal securities that are exempt from intangibles taxes in the State of Florida.

The Fund is a diversified series, and, as such, there is a limit on the percentage of assets which can be invested in any single issuer. See the Statement of Additional Information for more detail.

Dividend Payment Schedule: Monthly



  RISK FACTORS
Your investment in the Fund is subject to the risks discussed in the "Overview" on page 3 under the headings:

? Stock Market Risk
? Interest Rate Risk
? Credit Risk
? Municipal Securities Risk
? Below Investment Grade Bond Risk

In addition, you may lose money in the Fund due to adverse political and economic developments within the State of Florida.

Although individual shareholders of the Fund will not be subject to any Florida state income tax on distributions received from the Fund, certain distributions will be taxable to corporate shareholders which are subject to Florida corporate income tax. Florida currently imposes intangibles tax at the annual rate of 0.20% on certain securities and other intangible assets owned by Florida residents.

In some instances, only a portion of the shares of the Fund which relate to securities issued by the U.S. and its possessions and territories will be exempt from the Florida intangibles tax, and the remaining portion of such shares will be fully subject to the intangibles tax, even if they partly relate to Florida tax exempt securities. See the Statement of Additional Information for more detail.

  PORTFOLIO MANAGEMENT

The Fund's investment advisor is the Capital Management Group of First Union National Bank ("CMG").

The day-to-day management of the Fund is handled by Richard K. Marrone. Since joining First Union National Bank in 1993, Mr. Marrone has been a Vice President and Senior Fixed Income Portfolio Manager. Mr. Marrone has managed the Fund since its inception in 1995.






  PERFORMANCE
The following charts show how the Fund has performed in the past.

This chart below shows the percentage gain or loss for Class Y shares of the Fund in each calendar year since the Class Y shares' inception on 9/20/95. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Class Y Shares (%)

1995*    1996    1997

3.88%     5.84%    11.01%



Best Quarter:   3rd Quarter 1995        4.18%
Worst Quarter:  1st Quarter 1996        -0.14%
*From inception on 9/20/95 to 12/31/95.
Year to date total return through 9/30/98 is 5.87%

This next table lists the Fund's average year-by-year return over the past year and since the Class Y shares' inception (through 12/31/97). At the bottom of the table you can compare this performance with the Lehman Brothers Municipal Bond. The Lehman Brothers Municipal Bond Index is a broad market performance benchmark for the tax-exempt bond market which tracks investments similar to the Fund's; it is not an actual investment. Past performance is not an indication of future results.

Average Annual Total Return
(for the period ended 12/31/97)

                Inception                         Since
                 Date    1 year  5 year  10 year  Inception

  Class Y       9/20/95  11.01%   N/A     N/A      9.11%

  Lehman Muni Bond        9.19%   7.36%   8.58%










  EXPENSES
This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Fees You Pay Directly
  Shareholder  Transaction Expenses     Class Y

     Maximum sales charge imposed on    None
     purchases (as a % of offering
     price)
     Maximum deferred sales charge      None



Fees the Fund Pays Directly (and You Pay Indirectly)

Annual Fund Operating Expenses (as a % of net asset value)*:

        Management      12b-1   Other   Total Fund
        Fees    Fees    Expenses         Operating Expenses

  Class Y       0.60%   None    0.21%   0.81%

  *From time to time, the FundIs investment advisor may, at its discretion, reduce or waive its fees or reimburse a Fund for certain of its expenses in order to reduce expense ratios. The FundIs investment advisor may cease these reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, total operating fees for Class Y would be 0.61%.


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

  After 1 year          $83
  After 3 years         $259
  After 5 years         $450
  After 10 years        $1,002

Florida Municipal
Bond Fund

FUND FACTS:

Goal:
- Current Income

Principal Investment:
- Municipal Securities

Class of Shares:
- Class Y

Investment Advisor:
- Capital Management Group

Portfolio Manager:
- Richard K. Marrone

NASDAQ Symbol:
EFMYX (Class Y)



  INVESTMENT GOAL
The Fund seeks current income exempt from federal regular income tax and intangibles taxes consistent with preservation of capital.


  INVESTMENT STRATEGY
The Fund normally invests at least 80% of its assets in federally tax exempt municipal securities and investment grade municipal securities. The Fund also invests at least 65% of its assets in municipal securities that are exempt intangibles taxes in the State of Florida. The Fund may invest at least 20% of its assets in below investment grade bonds.

Dividend Payment Schedule: Monthly








  RISK FACTORS
Your investment in the Fund is subject to the risks discussed in the "Overview" on page 3 under the headings:

- Stock Market Risk
- Interest Rate Risk
- Credit Risk
- Municipal Securities Risk
- Below Investment Grade Bond Risk
- Non-Diversification Risk

In addition, you may lose money in the Fund due to adverse political and economic developments within the State of Florida.

Although individual shareholders of the Fund will not be subject to any Florida state income tax on distributions received from the Fund, certain distributions will be taxable to corporate shareholders who are subject to Florida corporate income tax. Florida currently imposes intangibles tax at the annual rate of 0.20% on certain securities and other intangible assets owned by Florida residents.

In some instances, only a portion of the shares of the Fund which relate to securities issued by the U.S. and its possessions and territories will be exempt from the Florida intangibles tax, and the remaining portion of such shares will be fully subject to the intangibles tax, even if they partly relate to Florida tax exempt securities. See the Statement of Additional Information for more detail.


  PORTFOLIO MANAGEMENT

The Fund's investment advisor is the Capital Management Group of First Union National Bank ("CMG").

The day-to-day management of the Fund is handled by Richard K. Marrone. Since joining First Union National Bank in 1993, Mr. Marrone has been a Vice President and Senior Fixed Income Portfolio Manager. Mr. Marrone has managed the Fund since January 1998.

  PERFORMANCE
The following charts show how the Fund has performed in the past.

This chart below shows the percentage gain or loss of the Fund's Class Y in each calendar year since the Class Y shares' inception on 6/30/95. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Class Y Shares (%)

1995*   1996    1997

7.54%   3.22%   9.86%




Best Quarter:   4th Quarter 1995        4.97%
Worst Quarter:  1st  Quarter 1996       -2.24%
*From inception on 6/30/95 to 12/31/95.
Year to date total return through 9/30/98 is 5.85%

This next table lists the Fund's average year-by-year return over the past year and since the Class Y shares' inception (through 12/31/97). At the bottom of the table you can compare this performance with the Lehman Brothers Municipal Bond. The Lehman Brothers Municipal Bond Index is a broad market performance benchmark for the tax-exempt bond market which tracks investments similar to the those of the Fund; it is not an actual investment. Past performance is not an indication of future results.

Average Annual Total Return
(for the period ended 12/31/97)
               Inception                           Since
                  Date    1 year  5 year  10 year  Inception

  Class Y       6/30/95   9.86%   N/A      N/A     8.23%
  Lehman Muni
      Bond                9.19%   7.36%    8.58%










  EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Fees You Pay Directly
  Shareholder  Transaction Expenses     Class Y
     Maximum sales charge imposed on    None
     purchases (as a % of offering
     price)
     Maximum deferred sales charge      None



Fees the Fund Pays Directly (and You Pay Indirectly) Annual Fund Operating Expenses (as a % of net asset value)*:

             Management  12b-1   Other        Total Fund
               Fees      Fees    Expenses     Operating Expenses

  Class Y       0.50%    None    0.20%         0.70%

*From time to time, the FundIs investment advisor may, at its discretion, reduce or waive its fees or reimburse a Fund for certain of its expenses in order to reduce expense ratios. The FundIs investment advisor may cease these reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, total operating fees for Class Y would be 0.24%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

  After 1 year          $72
  After 3 years         $224
  After 5 years         $390
  After 10 years        $871

Georgia Municipal
Bond Fund

FUND FACTS:

Goal:
- Current Income

Principal Investment:
- Municipal Securities

Class of Shares:
- Class Y

Investment Advisor:
- Capital Management Group

Portfolio Manager:
- Charles E. Jeanne

NASDAQ Symbol:
EGAYX (Class Y)


  INVESTMENT GOAL
The Fund seeks current income exempt from federal regular income tax and state income taxes, consistent with preservation of capital.

INVESTMENT STRATEGY
The Fund normally invests at least 80% of its assets in federally tax exempt municipal securities and investment grade municipal securities. The Fund also invests at least 65% of its assets in municipal securities that are exempt from income or intangibles taxes in the State of Georgia. The Fund may invest at least 20% of its assets in below investment grade bonds

Dividend Payment Schedule: Monthly






  RISK FACTORS
Your investment in the Fund is subject to the risks discussed in the "Overview" on page 3 under the headings:

- Stock Market Risk
- Interest Rate Risk
- Credit Risk
- Municipal Securities Risk
- Below Investment Grade Bond Risk
- Non-Diversification Risk

In addition, you may lose money in the Fund due to adverse political and economic developments within the State of Georgia.

Fund distributions, if any, derived from capital gains generally will be subject to Georgia income tax. See the Statement of Additional Information for more detail.


  PORTFOLIO MANAGEMENT

The Fund's investment advisor is the Capital Management Group of First Union National Bank ("CMG").

The day-to-day management of the Fund is handled by Charles E. Jeanne. Since joining First Union National Bank in 1993, Mr. Jeanne has been an Assistant Vice President and Portfolio Manager.

  PERFORMANCE
The following charts show how the Fund has performed in the past.

This chart below shows the percentage gain or loss for Class Y shares of the Fund in each calendar year since the Class Y shares' inception on 2/28/94. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Class Y Shares (%)

1994*   1995    1996    1997

-6.87%  20.09%  3.42%   10.74%

Best Quarter:   1st Quarter 1995        8.67%
Worst Quarter:  1st Quarter 1996        -2.38%
*From inception on 2/28/94 to 12/31/94.
Year to date total return through 9/30/98 is 5.99%.

This next table lists the Fund's average year-by-year return over the past year and since the Class Y shares' inception (through 12/31/97). At the bottom of the table you can compare this performance with the Lehman Brothers Municipal Bond. The Lehman Brothers Municipal Bond Index is a broad market performance benchmark for the tax-exempt bond market which tracks investments similar to those of the Fund; it is not an actual investment. Past performance is not an indication of future results.


Average Annual Total Return
(for the period ended 12/31/97)

              Inception                            Since
              Date      1 year   5 year   10 year  Inception

 Class Y      2/28/94   10.74%   N/A      N/A      6.65%
 Lehman Muni
  Bond                   9.19%   7.36%    8.58%




  EXPENSES
This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Fees You Pay Directly

  Shareholder  Transaction Expenses     Class Y
     Maximum sales charge imposed on    None
     purchases (as a % of offering
     price)
     Maximum deferred sales charge      None


Fees the Fund Pays Directly (and You Pay Indirectly) Annual Fund Operating Expenses (as a % of net asset value)*:

                  Management      12b-1   Other        Total Fund
                  Fees            Fees    Expenses     Operating Expenses

  Class Y         0.50%           None    0.30%        0.80%

*From time to time, the FundIs investment advisor may, at its discretion, reduce or waive its fees or reimburse a Fund for certain of its expenses in order to reduce expense ratios. The FundIs investment advisor may cease these reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, total operating fees for Class Y would be 0.34%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

  After 1 year          $82
  After 3 years         $255
  After 5 years         $444
  After 10 years        $990

Maryland
Municipal Bond
Fund

FUND FACTS:

Goal:
- Current Income

Principal Investment:
- Municipal Securities

Class of Shares:
- Class Y

Investment Advisor:
- Capital Management Group

Portfolio Manager:
- Charles E Jeanne

NASDAQ Symbol:
None



  INVESTMENT GOAL
The Fund seeks current income exempt from federal regular income tax and state income taxes, consistent with preservation of capital.

  INVESTMENT STRATEGY
The Fund currently invests all of its assets in investment grade municipal securities. The Fund invests at least 80% of its assets in federally tax exempt municipal securities. The Fund also invests at least 65% of its assets in municipal securities that are exempt from income or intangibles taxes, as applicable, in the State of Maryland.

Dividend Payment Schedule: Monthly




  RISK FACTORS
Your investment in the Fund is subject to the risks discussed in the "Overview" on page 3 under the headings:

? Stock Market Risk
? Interest Rate Risk
? Credit Risk
? Municipal Securities Risk
? Non-Diversification Risk


In addition, you may lose money in the Fund due to adverse political and economic developments within the State of Maryland.


  PORTFOLIO MANAGEMENT

The Fund's investment advisor is the Capital Management Group of First Union National Bank ("CMG").

The day-to-day management of the Fund is handled by Charles E. Jeanne. Since joining First Union National Bank in 1993, Mr. Jeanne has been an Assistant Vice President and Portfolio Manager.

  PERFORMANCE
The following charts show how the Fund has performed in the past.

This chart below shows the percentage gain or loss for Class Y shares of the Fund in each calendar year since the Class Y shares' inception on 10/30/90. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Class Y Shares (%)

1990*   1991    1992    1993    1994    1995

0.63%   8.88%   7.38%   12.15%  -6.58%  15.17%

1996    1997

1.82%   7.04%

Best Quarter:   1st Quarter 1995        6.65%
Worst Quarter:  1st Quarter 1994        -5.71%
*From inception on 10/30/90 to 12/31/90.
Year to date total return through 9/30/98 is 5.10%.

This next table lists the Fund's average year-by-year return over the past one and five years and since the Class Y shares' inception (through 12/31/97). At the bottom of the table you can compare this performance with the Lehman Brothers Municipal Bond. The Lehman Brothers Municipal Bond Index is a broad market performance benchmark for the tax-exempt bond market which tracks investments similar to those of the Fund; it is not an actual investment. Past performance is not an indication of future results.

Average Annual Total Return
(for the period ended 12/31/97)
             Inception                               Since
             Date        1 year    5 year  10 year Inception
  Class Y    10/30/90    7.04%     5.63%   N/A     6.27%
  Lehman Muni
  Bond                   9.19%     7.36%   8.58%






  EXPENSES
This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Fees You Pay Directly
  Shareholder Transaction Expenses      Class Y
Maximum sales charge imposed on None
  purchases (as a % of offering price)
  Maximum deferred sales charge None




Fees the Fund Pays Directly (and You Pay Indirectly) Annual Fund Operating Expenses (as a % of net asset value)*:

               Management      12b-1   Other      Total Fund
               Fees            Fees    Expenses   Operating Expenses

  Class Y       0.50%           None   0.51%      1.01%

*From time to time, the FundIs investment advisor may, at its discretion, reduce or waive its fees or reimburse a Fund for certain of its expenses in order to reduce expense ratios. The FundIs investment advisor may cease these reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, total operating fees for Class Y would be 0.51%.




The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

  After 1 year          $103
  After 3 years         $322
  After 5 years         $558
  After 10 years       $1236

North Carolina
Municipal Bond
Fund

FUND FACTS:
Goal:
-       Current Income

Principal Investment:
- Municipal Securities

Class of Shares:
- Class Y

Investment Advisor:
- Capital Management Group

Portfolio Manager:
- Richard K. Marrone

NASDAQ Symbol:
ENCYX (Class Y)


  INVESTMENT GOAL
The Fund seeks current income exempt from federal regular income tax and state income taxes, consistent with preservation of capital.

  INVESTMENT STRATEGY
The Fund normally invests at least 80% of its assets in federally tax exempt municipal securities and investment grade municipal securities. The Fund also invests at least 65% of its assets in municipal securities that are exempt from income or intangibles taxes in the State of North Carolina. The Fund may invest at least 20% of its assets in below investment grade bonds.


Dividend Payment Schedule: Monthly





  RISK FACTORS
Your investment in the Fund is subject to the risks discussed in the "Overview" on page 3 under the headings:

- Stock Market Risk
- Interest Rate Risk
- Credit Risk
- Municipal Securities Risk
- Below Investment Grade Bond Risk
- Non-Diversification Risk

In addition, you may lose money in the Fund due to adverse political and economic developments within the State of North Carolina.

For corporate shareholders, the exemption from individual or corporate North Carolina income taxes is limited to $15,000 per year, and otherwise exempt income from the Fund will be subject to a corporate income tax. Distributions, if any, derived from Fund net capital gains or other sources generally will be subject to the North Carolina income tax. See the Statement of Additional Information for more detail.


  PORTFOLIO MANAGEMENT

The Fund's investment advisor is the Capital Management Group of First Union National Bank ("CMG").

The day-to-day management of the Fund is handled by Richard K. Marrone. Since joining First Union National Bank in 1993, Mr. Marrone has been a Vice President and Senior Fixed Income Portfolio Manager. Mr. Marrone has managed the Fund since 1993.

  PERFORMANCE
The following charts show how the Fund has performed in the past.

This chart below shows the percentage gain or loss for Class Y shares of the Fund in each calendar year since the Class Y shares' inception on 2/28/94. It should give you a general idea of how the Fund's returns have varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Class Y Shares (%)

1994*   1995    1996    1997

-7.01%  21.06%  1.79%   10.68%



Best Quarter:   1st Quarter 1995        9.01%
Worst Quarter:  1st Quarter 1996        -3.29%
*From inception on 2/28/94 to 12/31/94.
Year to date total return through 9/30/98 is 5.94%.

This next table lists the Fund's average year-by-year return over the past year and since the Class Y shares' inception (through 12/31/97). At the bottom of the table you can compare this performance with the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a broad market performance benchmark for the tax-exempt bond market which tracks investments similar to those of the Fund; it is not an actual investment. Past performance is not an indication of future results.

Average Annual Total Return
(for the period ended 12/31/97)
               Inception                               Since
               Date      1 year    5 year    10 year   Inception
  Class Y      2/28/94   10.68%     N/A      N/A       6.38%
  Lehman
     Muni Bond            9.19%     7.36%    8.58%





  EXPENSES
This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Fees You Pay Directly

  Shareholder  Transaction Expenses     Class Y
     Maximum sales charge imposed on    None
     purchases (as a % of offering
     price)
     Maximum deferred sales charge      None



Fees the Fund Pays Directly (and You Pay Indirectly) Annual Fund Operating Expenses (as a % of net asset value)*:

             Management  12b-1   Other       Total Fund
             Fees        Fees    Expenses    Operating Expenses
  Class Y    0.50%       None    0.25%       0.75%


*From time to time, the FundIs investment advisor may, at its discretion, reduce or waive its fees or reimburse a Fund for certain of its expenses in order to reduce expense ratios. The FundIs investment advisor may cease these reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, total operating fees for Class Y would be 0.34%.




The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

  After 1 year          $77
  After 3 years         $240
  After 5 years         $417
  After 10 years        $930

South Carolina
Municipal Bond
Fund

FUND FACTS:

Goal:
- Current Income

Principal Investment:
- Municipal Securities

Class of Shares:
- Class Y

Investment Advisor:
- Capital Management Group

Portfolio Manager:
- Charles E. Jeanne

NASDAQ Symbol:
EGSYX



  INVESTMENT GOAL
The Fund seeks current income exempt from federal regular income tax and state income taxes, consistent with preservation of capital.


  INVESTMENT STRATEGY
The Fund normally invests at least 80% of its assets in federally tax exempt municipal securities and investment grade municipal securities. The Fund also invests at least 65% of its assets in municipal securities that are exempt from income or intangibles taxes, as applicable, in the State of South Carolina. The Fund may invest at least 20% of its assets in below investment grade bonds.

Dividend Payment Schedule: Monthly



  RISK FACTORS
Your investment in the Fund is subject to the risks discussed in the "Overview" on page 3 under the headings:

- Stock Market Risk
- Interest Rate Risk
- Credit Risk
- Municipal Securities Risk
- Below Investment Grade Bond Risk
- Non-Diversification Risk


In addition, you may lose money in the Fund due to adverse political and economic developments within the State of South Carolina.

Distributions, if any, derived from Fund net capital gains or other sources, generally will be subject to South Carolina income tax. See the Statement of Additional Information for more detail.


  PORTFOLIO MANAGEMENT

The Fund's investment advisor is the Capital Management Group of First Union National Bank ("CMG").

The day-to-day management of the Fund is handled by Charles E. Jeanne. Since joining First Union National Bank in 1993, Mr. Jeanne has been an Assistant Vice President and Portfolio Manager.

  PERFORMANCE
The following charts show how the Fund has performed in the past.

This chart below shows the percentage gain or loss for Class Y shares of the Fund in each calendar year since the Class Y shares' inception on 2/28/94. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Class Y Shares (%)

1994*   1995    1996    1997

-7.12%  22.11%  4.75%   9.87%
Best Quarter:   1st Quarter 1995        9.97%
Worst Quarter:  4th Quarter 1994        -2.12%
*Since inception on 2/28/94 to 12/31/94.
Year to date total return through 9/30/98 is 5.87%.

This next table lists the Fund's average year-by-year return over the past year and since the Class Y shares' inception (through 12/31/97). At the bottom of the table you can compare this performance with the Lehman Brothers Municipal Bond. The Lehman Brothers Municipal Bond Index is a broad market performance benchmark for the tax-exempt bond market which tracks investments similar to those of the Fund; it is not an actual investment. Past performance is not an indication of future results.

Average Annual Total Return
(for the period ended 12/31/97)

                Inception                         Since
                Date     1 year  5 year  10 year  Inception

  Class Y       2/28/94  9.87%   N/A     N/A      7.18%
  Lehman
  Muni Bond              9.19%   7.36%    8.58%




  EXPENSES
This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Fees You Pay Directly

  Shareholder  Transaction Expenses     Class Y
     Maximum sales charge imposed on    None
     purchases (as a % of offering
     price)
     Maximum deferred sales charge      None



Fees the Fund Pays Directly (and You Pay Indirectly) Annual Fund Operating Expenses (as a % of net asset value)*:

               Management  12b-1   Other     Total Fund
               Fees        Fees    Expenses  Operating Expenses

  Class Y       0.50%      None    0.20%      0.70%

*From time to time, the FundIs investment advisor may, at its discretion, reduce or waive its fees or reimburse a Fund for certain of its expenses in order to reduce expense ratios. The FundIs investment advisor may cease these reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, total operating fees for Class Y would be 0.45%.



The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

  After 1 year          $72
  After 3 years         $224
  After 5 years         $390
  After 10 years        $871

Virginia Municipal
Bond Fund

FUND FACTS:

Goal:
- Current Income

Principal Investment:
- Municipal Securities

Class of Shares:
- Class Y

Investment Advisor:
- Capital Management Group

Portfolio Manager:
- Charles E. Jeanne

NASDAQ Symbols:
EGVZX (Class Y)


  INVESTMENT GOAL
The Fund seeks current income exempt from federal regular income tax and state income taxes, consistent with preservation of capital.

  INVESTMENT STRATEGY
The Fund normally invests at least 80% of its assets in federally tax exempt municipal securities and investment grade municipal securities. The Fund also invests at least 65% of its assets in municipal securities that are exempt from income or intangibles taxes in the State of Virginia. The Fund may invest at least 20% of its assets in below investment grade bonds.

Dividend Payment Schedule: Monthly



  RISK FACTORS
Your investment in the Fund is subject to the risks discussed in the "Overview" on page 3 under the headings:

- Stock Market Risk
- Interest Rate Risk
- Credit Risk
- Municipal Securities Risk
- Below Investment Grade Bond Risk
- Non-Diversification Risk

In addition, you may lose money in the Fund due to adverse political and economic developments within the State of Virginia.

Distributions, if any, derived from Fund net capital gains or other sources generally will be subject to Virginia income tax. See the Statement of Additional Information for more detail.



  PORTFOLIO MANAGEMENT

The Fund's investment advisor is the Capital Management Group of First Union National Bank ("CMG").

The day-to-day management of the Fund is handled by Charles E. Jeanne. Since joining First Union National Bank in 1993, Mr. Jeanne has been an Assistant Vice President and Portfolio Manager.






  PERFORMANCE
The following charts show how the Fund has performed in the past.

This chart below shows the percentage gain or loss for Class Y shares of the Fund in each calendar year since the Class Y shares' inception on 2/28/94. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.


Year-by-Year Total Return for Class Y Shares (%)

1994*   1995    1996    1997

-5.80%  20.62%  3.05%   9.84%




Best Quarter:   1st Quarter 1995        9.32%
Worst Quarter:  1st Quarter 1996        -2.43%
*From inception on 2/28/94 to 12/31/94.
Year to date total return through 9/30/98 is 5.99%

This next table lists the Fund's average year-by-year return over the past year and since the Class Y shares' inception (through 12/31/97). At the bottom of the table you can compare this performance with the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a broad market performance benchmark for the tax-exempt bond market which tracks investments similar to the those of the Fund; it is not an actual investment. Past performance is not an indication of future results.

Average Annual Total Return
(for the period ended 12/31/97)

             Inception                                 Since
             Date        1 year    5 year  10 year     Inception
  Class Y    2/28/94     9.84%     N/A     N/A         6.77%
  Lehman
  Muni Bond              9.19%     7.36%   8.58%








  EXPENSES
This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Fees You Pay Directly

  Shareholder  Transaction Expenses     Class Y
     Maximum sales charge imposed on    None
     purchases (as a % of offering
     price)
     Maximum deferred sales charge      None


Fees the Fund Pays Directly (and You Pay Indirectly) Annual Fund Operating Expenses (as a % of net asset value)*:

                  Management 12b-1   Other     Total Fund
                  Fees       Fees    Expenses  Operating Expenses

  Class Y         0.50%      None    0.29%     0.79%
*From time to time, the FundIs investment advisor may, at its discretion, reduce or waive its fees or reimburse a Fund for certain of its expenses in order to reduce expense ratios. The FundIs investment advisor may cease these reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, total operating fees for Class Y would be 0.24%.


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

  After 1 year          $81
  After 3 years         $252
  After 5 years         $439
  After 10 years        $978


THE FUNDS' INVESTMENT ADVISOR
The investment advisor manages a Fund's investments and supervises its daily business affairs. There is one investment advisor for the Evergreen Southern State Municipal Bond Funds. The advisor and portfolio manager for each Fund is listed in the section entitled portfolio management. All investment advisors for the Evergreen Funds are subsidiaries of First Union Corporation, the sixth largest bank holding company in the United States, with over $220 billion in consolidated assets as of {date}. First Union Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0630.

Capital Management Group of First Union National Bank (CMG) has been managing money for over 50 years and currently manages over $xx billion in investment assets, including xx of the Evergreen Funds. CMG is located at 201 South College Street, Charlotte, North Carolina
28288-0630.

Year 2000 Compliance
The investment advisors and other service providers for the Evergreen Funds are taking steps to address any potential Year 2000-related computer problems. However, there is some risk that these problems could disrupt the funds' operations or financial markets generally.

CALCULATING THE SHARE PRICE
The value of one share, also known as the net asset value, or NAV, is calculated on each day the New York Stock Exchange is open as of the close of the Exchange (normally 4:00 p.m. Eastern time). We calculate the share price for each share by adding up the total assets of the portfolio, subtracting all liabilities, then dividing by the total number of shares outstanding. Each security held by a fund is valued using the most recent market quote for that security. If no market quotation is available for a given security, we will price that security at fair value according to policies established by the Funds' Board of Trustees.

The price relative for a fund purchase or redemption is the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

HOW TO CHOOSE A FUND
There are two important steps to choosing an Evergreen Fund:
1. Most importantly, read the prospectus to see if the fund is suitable for you.
2. Talk to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the fund's prospectus. He or she can also assist you through all phases of opening your account.

WHO CAN BUY CLASS Y SHARES Class Y shares are only offered to:
- Persons who owned shares in a fund advised by Evergreen Asset Management Corp. on or before
December 31, 1994.
 Certain institutional investors - Investment advisory clients of an investment advisor of an Evergreen Fund (or the advisor's affiliate)

HOW TO BUY SHARES
Evergreen Funds' low investment minimums make investing easy. Once you decide on an amount and a share class, simply fill out an application and send in your payment, or talk to your investment professional.

Minimum Investments
        Initial Additional

  Regular Accounts      $1,000  $0
  IRAs  $250    $0
  Systematic Investment Plan    $50     $25

Method

By Mail or through
an Investment Professional


- Complete and sign the account application.
- Make the check payable to Evergreen Funds.
- Mail the application and your check to the address below:

Evergreen Service Company       Overnight Address:
P.O. Box 2121                   Evergreen Service Co.
Boston, MA  02106-2121          200 Berkeley St.
                                Boston, MA  02116

- Or deliver them to your investment representative (provided he or she has a broker/dealer arrangement with Evergreen)

Adding to an Account

- Make your check payable to Evergreen Funds
- Write a note specifying:
- the fund name
- share class
- your account number
- the name(s) in which the account is registered
- Mail to the address below or deliver to your investment representative

By Phone
- Call 1-800-343-2898 to set up an account number and get wiring instructions (call before 12 noon if you want wired funds to be credited that day).
- Instruct your bank to wire or transfer your purchase (they may charge a wiring fee).
- Complete the account application and mail to:
Evergreen Service Company       Overnight Address:
P.O. Box 2121                      Evergreen Service
Boston, MA  02106-2121             Company
                                   200 Berkeley St.
                                   Boston, MA  02116

- Wires received after 4:00 p.m. Eastern time on market trading days will receive the next market day's closing price.

- Call the Evergreen Express Line at
1-800-346-3858 anytime 24 hours a day or 1-800-343-2898 between 8 a.m. and 6 p.m. Eastern time, Monday through Friday.
- If your bank account is set up on file, you can request either:
- Federal Funds Wire (offers immediate access to funds) or
- Electronic transfer through Automated Clearing House which avoids wiring fees.

By Exchange
- You can make an additional investment by exchange from an existing Evergreen Funds account by contacting your investment representative or calling the Evergreen Express Line at 1-800-346-3858.* ? There is no sales charge or redemption fee when exchanging funds within the Evergreen Fund family. ? Orders placed before 4 p.m. Eastern time on market trading days will receive that day's closing share price (if not, you will receive the next market day's closing price). ? Exchanges are limited to three per calendar quarter, and five per calendar year. ? Exchanges between accounts which do not have identical ownership must be in writing with a signature guarantee (see below).

Systematic
Investment Plan (SIP)
- You can transfer money automatically from your bank account into your fund on a monthly basis. ? Initial investment minimum is $50 if you invest at least $25 per month with this service. ? To enroll, check off the box on the account application and provide: ? your bank account information ? the amount and date of your monthly investment ? To establish automatic investing for an existing account, call 1- 800-343-2898 for an application. ? The minimum is $25 per month or $75 per quarter. ? You can also establish an investing program through direct deposit from your paycheck. Call 1-800-343-2898 for details. * Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded or monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange if placing it would, in the judgment of the portfolio managers, adversely affect the price of the fund.

HOW TO SELL SHARES
We offer you several convenient ways to sell your shares in any of the Evergreen
Funds:

Methods

Call Us

Requirements

- Call the Evergreen Express Line at 1-800-346-3858 anytime 24 hours a day or 1-800-343-2898 between 8 a.m. and 6 p.m.
Eastern time, Monday through Friday.
- This service must be authorized ahead of time, and is only available for regular accounts.*
- All authorized requests before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests after 4 p.m. will be processed the following business day.
- We can either:
- wire the proceeds into your bank account (service charges may apply)
- electronically transmit your redemption to your bank account via the Automated Clearing House service
- mail you a check.
- All telephone calls are recorded for your protection. We are not responsible for properly acting on telephone orders we reasonably believe are genuine.
- See exceptions list below for requests that must be made in writing.

Write Us
- You can mail a redemption request to:
Evergreen Service Company       Overnight Address:
P.O. Box 2121                 Evergreen Service
                              Company
Boston, MA  02106-2121        200 Berkeley St.
                              Boston, MA  02116

- Your letter of instructions must:
- list the fund name and the account number
- indicate the number of shares or dollar value you wish to redeem
- be signed by the registered owner(s)
- See list below for requests that must be signature guaranteed.
- To redeem from an IRA or other retirement account, call 1-800-
346-3858 for a special application.

Sell Your Shares in Person

- You may also redeem your shares through participating broker-dealers by delivering a letter as described above to your broker dealer.
- A fee may be charged for this service.

Systematic
Withdrawal
Plan (SWP)
- You can transfer money automatically from your fund on a monthly or quarterly basis ? without redemption fees.
- The withdrawal can be mailed to you, or deposited directly to your bank account.
- A minimum of $75 per month
- A maximum of 1% of your account per month or 3% per quarter
- To enroll, call 1-800-343-2898 for an application.

Timing of Proceeds
Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and five business days for investments made by Automated Clearing House transfer. We also reserve the right to redeem in kind, and to redeem the account if your redemption brings the account balance below the initial minimum of $1,000.

Exceptions: Redemption Requests That Require A Signature Guarantee To protect you and Evergreen Funds against fraud, certain redemption requests must be in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:
- You are redeeming more than $50,000 ? You want the funds transmitted to a bank account not listed on the account ? You want the proceeds payable to anyone other than the registered owner(s) of the account ? Either your address or the address of your bank account has been changed within 30 days ? The account is registered in the name of a corporation, fiduciary and/or institution. In these cases, additional documentation is required: corporate accounts: certified copy of corporate resolution fiduciary accounts: copy of the power of attorney or other governing document

Who Can Provide A Signature Guarantee:
- Commercial Bank
- Trust Company
- Savings Association
- Credit Union
- Member of a U.S. stock exchange

OTHER SERVICES
Evergreen Express Line
Use our automated, 24-hour service to check your balance; purchase, redeem or exchange shares; find a fund's price, yield or total return; order a statement or duplicate tax form; or hear market commentary from Evergreen portfolio managers.

Automatic Reinvestment of Dividends
For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

Payroll Deduction
If you want to invest automatically through your paycheck, call us to find out how you can set up direct payroll deposit. Funds will be deposited into your account using the Electronic Funds Transfer System. We will provide the account number. Your payroll department will let you know the date of the pay period when your investment begins.

Telephone Investment Plan
You may make additional investments electronically in an existing account at amounts of not less than $100 or more than $10,000 per investment. Telephone requests received by 4:00 p.m. Eastern time will be credited to your account the day the request is received.


Dividend Exchange
You may elect on the application to reinvest capital gains and/or dividends earned in one Evergreen Fund into an existing account in another Evergreen Fund in the same share class -- automatically. Please indicate on the application the Evergreen Fund(s) into which you want to invest the distributions.

Reinvestment Privileges
Under certain circumstances, shareholders may, within one year of redemption, reinstate their accounts at the current price (net asset value).

THE TAX CONSEQUENCES OF INVESTING IN THE FUND You may be taxed in two ways:
o On fund distributions (capital gains and dividends) o On the profit you make when you sell any or all of your shares.

Fund Distributions
A mutual fund passes along to all of its shareholders any income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Evergreen Southern State Municipal Bond Funds expect that substantially all of their regular dividends will be exempt from federal income tax. The funds may also distribute two types of taxable income to you:

o Dividends. To the extent the regular dividends are derived from interest which is not tax exempt, or from short-term capital gains, you will have to include them in your federal taxable income. The fund pays either a monthly, quarterly or yearly dividend from the dividends, interest and other income on the securities in which it invests. The frequency of dividends for each particular Evergreen municipal bond fund is listed under the fund's investment strategy. o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. Evergreen Southern State Municipal Bond Funds generally distribute capital gains at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers, on sales made after January 1, 1998).

Distributions generally will cause a fund's share price to drop by the amount of a distribution.

Dividend and Capital Gain Reinvestment Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested to buy additional shares.

No interest will accrue on amounts represented by uncashed distribution or redemption checks.

We will send you a complete statement each January with the federal tax status of dividends and distributions paid by each portfolio during the previous calendar year.

Profits You Realize When You Redeem Shares When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your taxes unless the transaction occurred in a tax-deferred retirement plan or a money market fund. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax returns, since you must report any capital gains or losses you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting
Evergreen Service Company provides you with a tax statement of your dividend and capital gains distributions for the year on Form 1099 DIV. Proceeds from a sale are reported on Form 1099B. You must report these on your tax returns. Since the IRS receives a copy as well, you could pay a penalty if you neglect to report them.

Evergreen Service Company will send you a tax information guide each year during tax season, which may include a cost basis statement detailing the gain or loss on taxable transactions you made during the year. Please consult your own tax advisor for further information regarding the federal, state and local tax consequences of an investment in the funds.

Retirement Plans
You may invest in each fund through various retirement plans, including IRAs, 401(k) plans, Simplified Employee Plan (SEP) IRAs, 403(b) plans, 457 plans and others. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your broker/dealer. To determine if a retirement plan is appropriate for you, consult your tax advisor.

EXPENSES
Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee
The management fee pays for the normal expenses of managing the fund, including portfolio manager salaries, research costs, investment advisory fees and related expenses.

Other Expenses
This figure covers miscellaneous fees from outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses
The total cost of running the fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the fund's price is calculated, and are expressed as a percentage of the fund's net assets. The effect of these fees is reflected in any performance numbers for that share class. Because these fees are "invisible," investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are two things to remember about expense ratios: 1) your total return in the fund is reduced in direct proportion to the fees; and 2) expense ratios can vary greatly between funds and fund families, from under 0.25 percent to over 3 percent.

FINANCIAL HIGHLIGHTS
This section looks in detail at the results for one Class Y share of the fund -- how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. These tables, except for Florida High Income Municipal Bond Fund, have been audited by KPMG Peat Marwick LLP, the Funds' independent accountants. Florida High Income Municipal Bond Fund's tables have been audited by PricewaterhouseCoopers LLP, that Fund's independent accountants. For a more complete picture of the Funds' financials, please see the Funds' Annual Report as well as the Statement of Additional Information.

--------------------------------------------------------------------------------
                                   EVERGREEN
                    Florida High Income Municipal Bond Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                 (For a share outstanding throughout each year)


                                                             September 20, 1995
                                                              (Commencement of
                                    Year Ended August 31,    Class Operations)
                                    -----------------------       through
                                       1998         1997      August 31, 1996
 CLASS Y SHARES
 NET ASSET VALUE, BEGINNING OF
  YEAR                              $     10.89  $    10.42        $10.48
                                    -----------  ----------        ------
 .........................................................................
 INCOME FROM INVESTMENT OPERATIONS
 .........................................................................
 Net investment income                     0.61        0.65          0.63
 .........................................................................
 Net gains or losses on securities
  (both realized and unrealized)           0.37        0.47         (0.06)
                                    -----------  ----------        ------
 .........................................................................
 Total from investment operations          0.98        1.12          0.57
                                    -----------  ----------        ------
 .........................................................................
 LESS DIVIDENDS (FROM NET
  INVESTMENT INCOME)                      (0.61)      (0.65)        (0.63)
                                    -----------  ----------        ------
 .........................................................................
 NET ASSET VALUE, END OF YEAR       $     11.26  $    10.89        $10.42
                                    -----------  ----------        ------
 .........................................................................
 TOTAL RETURN                              9.22%      11.04%         5.54%
 .........................................................................
 RATIOS/SUPPLEMENTAL DATA
 ........................................................................
 NET ASSETS, END OF YEAR
  (THOUSANDS)                       $    29,152  $    6,326        $1,970
 .........................................................................
 RATIOS TO AVERAGE NET ASSETS
 Expenses                                  0.65%       0.63%         0.59%(a)
 .........................................................................
 Expenses, excluding indirectly
  paid expenses                            0.65%       0.63%           --
 .........................................................................
 Expenses, excluding waivers and
  reimbursements                           0.82%       0.87%         0.89%(a)
 .........................................................................
 Net investment income                     5.47%       6.08%         6.27%(a)
 .........................................................................
 PORTFOLIO TURNOVER RATE                     70%         32%           42%
 .........................................................................

(a) Annualized.
(b) Excluding applicable sales charges.

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Florida Municipal Bond Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                 (For a share outstanding throughout each year)


                                                                 June 30, 1995
                                                               (Commencement of
                                    Year Ended August 31,      Class Operations)
                                   --------------------------       through
                                     1998     1997     1996     August 31, 1995
 CLASS Y SHARES
 NET ASSET VALUE, BEGINNING OF
  YEAR                             $   9.98  $  9.70  $  9.74       $ 9.67
                                   --------  -------  -------       ------
 .........................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 .........................................................................
 Net investment income                 0.48     0.52     0.53         0.09
 .........................................................................
 Net gains or losses on
  securities (both realized and
  unrealized)                          0.39     0.35    (0.03)        0.10
                                   --------  -------  -------       ------
 Total from investment
  operations                           0.87     0.87     0.50         0.19
                                   --------  -------  -------       ------
 .........................................................................
 LESS DISTRIBUTIONS
 .........................................................................
 Distributions (from capital
  gains)                              (0.21)   (0.06)       0        (0.03)
                                   --------  -------  -------       ------
 Dividends (from net investment
  income)                             (0.49)   (0.53)   (0.54)       (0.09)
 .........................................................................
 Total distributions                  (0.70)   (0.59)   (0.54)       (0.12)
                                   --------  -------  -------       ------
 .........................................................................
 NET ASSET VALUE, END OF YEAR      $  10.15  $  9.98  $  9.70       $ 9.74
                                   --------  -------  -------       ------
 .........................................................................
 TOTAL RETURN                          9.05%    9.14%    5.22%        1.67%
 .........................................................................
 RATIOS/SUPPLEMENTAL DATA
 .........................................................................
 NET ASSETS, END OF YEAR
  (THOUSANDS)                      $418,847  $24,850  $12,259       $3,602
 .........................................................................
 RATIOS TO AVERAGE NET ASSETS
 Expenses                              0.33%    0.67%    0.57%        0.59%(a)
 .........................................................................
 Expenses, excluding indirectly
  paid expenses                        0.33%    0.67%      --           --
 .........................................................................
 Expenses, excluding waivers and
  reimbursements                       0.66%    0.84%    0.77%        0.79%(a)
 .........................................................................
 Net investment income                 4.85%    5.27%    5.55%        4.93%(a)
 .........................................................................
 PORTFOLIO TURNOVER RATE                 64%      41%      30%          29%
 .........................................................................

(a) Annualized.
(b) Excluding applicable sales charges.

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Georgia Municipal Bond Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                 (For a share outstanding throughout each year)


                                                                     February 28, 1994
                                                                     (Commencement of
                           Year Ended August 31,      Eight Months   Class Operations)
                           -----------------------       Ended            through
                            1998     1997    1996   August 31, 1995* December 31, 1994
 CLASS Y SHARES
 NET ASSET VALUE,
  BEGINNING OF YEAR        $  9.90  $ 9.57  $ 9.47       $ 8.74           $ 9.83
                           -------  ------  ------       ------           ------
 ................................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 ................................................................................
 Net investment income        0.51    0.51    0.50         0.35             0.42
 ................................................................................
 Net gains or losses on
  securities (both
  realized and
  unrealized)                 0.45    0.33    0.10         0.73            (1.09)
                           -------  ------  ------       ------           ------
 Total from investment
  operations                  0.96    0.84    0.60         1.08            (0.67)
                           -------  ------  ------       ------           ------
 ................................................................................
 LESS DIVIDENDS (FROM NET
  INVESTMENT INCOME)         (0.51)  (0.51)  (0.50)       (0.35)           (0.42)
                           -------  ------  ------       ------           ------
 ................................................................................
 NET ASSET VALUE, END OF
  YEAR                     $ 10.35  $ 9.90  $ 9.57       $ 9.47           $ 8.74
                           -------  ------  ------       ------           ------
 ................................................................................
 TOTAL RETURN                 9.94%   9.00%   6.48%       12.47%           (6.86%)
 ...............................................................................
 RATIOS/SUPPLEMENTAL DATA
 ................................................................................
 NET ASSETS, END OF YEAR
  (THOUSANDS)              $67,630  $1,180  $1,620       $1,339           $  284
 ................................................................................
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                     0.24%   0.69%   0.63%        0.46%(a)         0.31%(a)
 ................................................................................
 Expenses, excluding
  indirectly paid
  expenses                    0.24%   0.69%     --           --               --
 ................................................................................
 Expenses, excluding
  waivers and
  reimbursements              0.70%   1.58%   2.51%        2.58%(a)         3.39%(a)
 ................................................................................
 Net investment income        5.09%   5.25%   5.21%        5.64%(a)         5.68%(a)
 ................................................................................
 PORTFOLIO TURNOVER RATE        50%     32%     21%          91%             147%
 ................................................................................

*   The Fund changed its fiscal year end from December 31 to August 31.
(a) Annualized.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Maryland Municipal Bond Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                 (For a share outstanding throughout each year)


                              Eleven Months               Year Ended September 30,
                                  Ended         ----------------------------------------------
                           August 31, 1998* (b) 1997 (b) 1996 (b) 1995 (b) 1994 (b)   1993 (b)
 CLASS Y SHARES
 NET ASSET VALUE,
  BEGINNING OF PERIOD             $10.91         $10.56   $10.69   $10.17  $ 11.24    $ 10.39
                                  ------         ------   ------   ------  -------    -------
 .............................................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 .............................................................................................
 Net investment income              0.39           0.40     0.41     0.42     0.48       0.50
 ............................................................................................
 Net gains or losses on
  securities (both
  realized and
  unrealized)                       0.25           0.35    (0.13)    0.54    (0.97)      0.85
                                  ------         ------   ------   ------  -------    -------
 .............................................................................................
 Total from investment
  operations                        0.64           0.75     0.28     0.96    (0.49)      1.35
                                  ------         ------   ------   ------  -------    -------
 .............................................................................................
 LESS DISTRIBUTIONS
 .............................................................................................
 Distributions (from
  capital gains)                       0              0        0    (0.02)   (0.10)         0
                                  ------         ------   ------   ------  -------    -------
 Dividends (from net
  investment income)               (0.39)         (0.40)   (0.41)   (0.42)   (0.48)     (0.50)
 .............................................................................................
 Total distributions               (0.39)         (0.40)   (0.41)   (0.44)   (0.58)     (0.50)
                                  ------         ------   ------   ------  -------    -------
 .............................................................................................
 NET ASSET VALUE, END OF
  PERIOD                          $11.16         $10.91   $10.56   $10.69  $ 10.17    $ 11.24
                                  ------         ------   ------   ------  -------    -------
 .............................................................................................
 TOTAL RETURN                       5.94%          7.19%    2.61%   10.09%   (4.50%)    13.37%
 .............................................................................................
 RATIOS/SUPPLEMENTAL DATA
 .............................................................................................
 NET ASSETS, END OF
  PERIOD (THOUSANDS)              $5,229         $5,683   $8,889   $9,447  $11,301    $12,014
 .............................................................................................
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                           1.25%(a)       1.44%    1.18%    0.99%    0.92%      0.86%
 .............................................................................................
 Expenses, excluding
  indirectly paid
  expenses                          1.25%(a)         --       --       --       --         --
 ............................................................................................
 Expenses, excluding
  waivers and
  reimbursements                    1.50%(a)       1.44%    1.43%    1.43%    1.43%      1.63%
 .............................................................................................
 Net investment income              3.83%(a)       3.70%    3.82%    4.49%    4.46%      4.64%
 .............................................................................................
 PORTFOLIO TURNOVER RATE              37%            13%     138%      21%      27%        23%
 .............................................................................................

(a) Annualized.
(b) On February 28, 1998, Virtus Maryland Municipal Bond Fund sold substantially all of its net assets to Evergreen Maryland Municipal Bond Fund. As Virtus Maryland Municipal Bond Fund is the accounting survivor, its basis of accounting for assets and liabilities and its operating results for the periods prior to February 28, 1998 have been carried forward in these financial highlights.
* The Fund changed its fiscal year end from September 30 to August 31 during the current period.

--------------------------------------------------------------------------------
                                   EVERGREEN
                      North Carolina Municipal Bond Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                 (For a share outstanding throughout each year)


                                                                      February 28, 1994
                                                                      (Commencement of
                           Year Ended August 31,       Eight Months   Class Operations)
                           ------------------------       Ended            through
                             1998     1997    1996   August 31, 1995* December 31, 1994
 CLASS Y SHARES
 NET ASSET VALUE,
  BEGINNING OF YEAR        $  10.37  $ 9.98  $ 9.95       $ 9.16           $10.31
                           --------  ------  ------       ------           ------
 .................................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 .................................................................................
 Net investment income         0.54    0.51    0.51         0.35             0.43
 .................................................................................
 Net gains or losses on
  securities (both
  realized and
  unrealized)                  0.47    0.41    0.03         0.79            (1.15)
                           --------  ------  ------       ------           ------
 Total from investment
  operations                   1.01    0.92    0.54         1.14            (0.72)
                           --------  ------  ------       ------           ------
 .................................................................................
 LESS DIVIDENDS (FROM NET
  INVESTMENT INCOME)          (0.54)  (0.53)  (0.51)       (0.35)           (0.43)
                           --------  ------  ------       ------           ------
 .................................................................................
 NET ASSET VALUE, END OF
  YEAR                     $  10.84  $10.37  $ 9.98       $ 9.95           $ 9.16
                           --------  ------  ------       ------           ------
 .................................................................................
 TOTAL RETURN                  9.93%   9.39%   5.47%       12.52%           (7.01%)
 ................................................................................
 RATIOS/SUPPLEMENTAL DATA
 .................................................................................
 NET ASSETS, END OF YEAR
  (THOUSANDS)              $256,231  $4,042  $3,771       $1,006           $  642
 .................................................................................
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                      0.20%   0.86%   0.84%        0.67%(a)         0.59%(a)
 .................................................................................
 Expenses, excluding
  indirectly paid
  expenses                     0.20%   0.86%     --           --               --
 .................................................................................
 Expenses, excluding
  waivers and
  reimbursements               0.61%   0.86%   1.07%        1.02%(a)         0.98%(a)
 .................................................................................
 Net investment income         5.04%   5.02%   5.05%        5.34%(a)         5.58%(a)
 .................................................................................
 PORTFOLIO TURNOVER RATE         53%     50%     86%         117%             126%
 .................................................................................

*   The Fund changed its fiscal year end from December 31 to August 31.
(a) Annualized.

--------------------------------------------------------------------------------
                                   EVERGREEN
                      South Carolina Municipal Bond Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                 (For a share outstanding throughout each year)

                                                                     February 28, 1994
                                                                     (Commencement of
                           Year Ended August 31,      Eight Months   Class Operations)
                           -----------------------       Ended            through
                            1998     1997    1996   August 31, 1995* December 31, 1994
 CLASS Y SHARES
 NET ASSET VALUE,
  BEGINNING OF YEAR        $ 10.08  $ 9.69  $ 9.59       $ 8.62           $ 9.74
                           -------  ------  ------       ------           ------
 ................................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 ................................................................................
 Net investment income        0.48    0.51    0.51         0.35             0.43
 ...............................................................................
 Net gains or losses on
  securities (both
  realized and
  unrealized)                 0.40    0.40    0.10         0.97            (1.12)
                           -------  ------  ------       ------           ------
 Total from investment
  operations                  0.88    0.91    0.61         1.32            (0.69)
                           -------  ------  ------       ------           ------
 ................................................................................
 LESS DISTRIBUTIONS
 Distributions (from
  capital gains)             (0.03)  (0.01)      0            0                0
                           -------  ------  ------       ------           ------
 ................................................................................
 Dividends (from net
  investment income)         (0.49)  (0.51)  (0.51)       (0.35)           (0.43)
 ...............................................................................
 Total distributions         (0.52)  (0.52)  (0.51)       (0.35)           (0.43)
                           -------  ------  ------       ------           ------
 NET ASSET VALUE, END OF
  YEAR                     $ 10.44  $10.08  $ 9.69       $ 9.59           $ 8.62
                           -------  ------  ------       ------           ------
 ................................................................................
 TOTAL RETURN                 8.87%   9.60%   6.49%       15.54%           (7.12%)
 ................................................................................
 RATIOS/SUPPLEMENTAL DATA
 ................................................................................
 NET ASSETS, END OF YEAR
  (THOUSANDS)              $66,303  $7,012  $4,555       $1,673           $   92
 ................................................................................
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                     0.46%   0.73%   0.62%        0.28%(a)         0.00%(a)
 ................................................................................
 Expenses, excluding
  indirectly paid
  expenses                    0.46%   0.73%     --           --               --
 ................................................................................
 Expenses, excluding
  waivers and
  reimbursements              0.71%   1.91%   3.70%        6.25%(a)        10.46%(a)
 ................................................................................
 Net investment income        4.71%   5.12%   5.22%        5.66%(a)         5.92%(a)
 ................................................................................
 PORTFOLIO TURNOVER RATE        31%     62%     37%          66%              23%
 ................................................................................

*    The Fund changed its fiscal year end from December 31 to August 31.
(a)  Annualized.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Virginia Municipal Bond Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                 (For a share outstanding throughout each year)

                                                                      February 28, 1994
                                                                      (Commencement of
                           Year Ended August 31,       Eight Months   Class Operations)
                           ------------------------       Ended            through
                             1998     1997    1996   August 31, 1995* December 31, 1994
 CLASS Y SHARES
 NET ASSET VALUE,
  BEGINNING OF YEAR        $  10.05  $ 9.68  $ 9.67       $ 8.85           $ 9.83
                           --------  ------  ------       ------           ------
 ................................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 .................................................................................
 Net investment income         0.51    0.51    0.50         0.34             0.41
 .................................................................................
 Net gains or losses on
  securities (both
  realized and
  unrealized)                  0.41    0.37    0.01         0.82            (0.98)
                           --------  ------  ------       ------           ------
 Total from investment
  operations                   0.92    0.88    0.51         1.16            (0.57)
                           --------  ------  ------       ------           ------
 .................................................................................
 LESS DIVIDENDS (FROM NET
  INVESTMENT INCOME)          (0.51)  (0.51)  (0.50)       (0.34)           (0.41)
                           --------  ------  ------       ------           ------
 ................................................................................
 NET ASSET VALUE, END OF
  YEAR                     $  10.46  $10.05  $ 9.68       $ 9.67           $ 8.85
                           --------  ------  ------       ------           ------
 .................................................................................
 TOTAL RETURN                  9.39%   9.32%   5.38%       13.28%           (5.80%)
 .................................................................................
 RATIOS/SUPPLEMENTAL DATA
 .................................................................................
 NET ASSETS, END OF YEAR
  (THOUSANDS)              $105,931  $6,195  $4,266       $  965           $  344
 .................................................................................
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                      0.25%   0.79%   0.70%        0.47%(a)         0.28%(a)
 .................................................................................
 Expenses, excluding
  indirectly paid
  expenses                     0.25%   0.78%     --           --               --
 .................................................................................
 Expenses, excluding
  waivers and
  reimbursements               0.70%   1.60%   3.24%        3.58%(a)         4.89%(a)
 .................................................................................
 Net investment income         4.98%   5.27%   5.05%        5.42%(a)         5.54%(a)
 .................................................................................
 PORTFOLIO TURNOVER RATE         46%     72%     68%          87%              59%
 .................................................................................

*   The Fund changed its fiscal year end from December 31 to August 31.
(a) Annualized.

                  See Combined Notes to Financial Statements.

OTHER FUND PRACTICES
The Funds may invest in futures and options. Such practices are used to hedge a Fund's portfolio. Although this may increase returns, these practices may actually reduce returns or increase volatility.

The Funds may also invest in other investment companies. This practice may expose a fund to duplicate expenses and lower its value.

In addition, the Funds may borrow money and lend their securities. Borrowing is a form of leverage which may magnify a fund's gain or loss. Lending securities may cause the fund to lose the opportunity to sell these securities at the most desirable price and, therefore, lose money.

Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Funds, including risks.





Notes
Evergreen Funds
Money Market
Treasury Money Market Fund
Money Market Fund
Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Florida Money Market Fund
New Jersey Money Market Fund

Tax Exempt
Short Intermediate Municipal Fund High Grade Tax Free Fund Tax Free Fund California Tax Free Fund Connecticut Municipal Bond Fund Florida Municipal Bond Fund Florida High Income Municipal Bond Fund Georgia Municipal Bond Fund Maryland Municipal Bond Fund Massachusetts Tax Free Fund Missouri Tax Free Fund New Jersey Tax Free Income Fund New York Tax Free Fund North Carolina Municipal Bond Fund Pennsylvania Tax Free Fund South Carolina Municipal Bond Fund Virginia Municipal Bond Fund

Income
Capital Preservation and Income Fund
Short Intermediate Bond Fund
Intermediate Term Government Securities Fund
Intermediate Term Bond Fund
U.S. Government Fund
Diversified Bond Fund
Strategic Income Fund
High Yield Bond Fund

Balanced
American Retirement Fund
Balanced Fund
Tax Strategic Foundation Fund
Foundation Fund

Growth & Income
Utility Fund
Income and Growth Fund
Fund for Total Return
Value Fund
Blue Chip Fund
Growth and Income Fund
Small Cap Equity Income Fund

Domestic Growth
Strategic Growth Fund
Stock Selector Fund
Evergreen Fund
Omega Fund
Small Company Growth Fund
Aggressive Growth Fund
Micro Cap Fund
Tax Strategic Equity Fund

Global International
Global Leaders Fund
International Growth Fund
Global Opportunities Fund
Precious Metals Fund
Emerging Markets Growth Fund
Latin America Fund

Express Line
800.346.3858

Investor Services
800.343.2898

Retirement Plan Services
800.247.4075

www.evergreenfunds.com

Evergreen Express Line
Call 1-800-346-3858
24 hours a day to
o check your account
o order a statement
o get a fund's current price, yield and
total return
o buy, sell or exchange fund shares

Non-retirement account holders
Call 1-800-343-2898
Monday through Friday, 8 a.m. to 6 p.m. Eastern time to
o buy, sell or exchange shares
o order applications
o get assistance with your account

Retirement plan account holders
Call 1-800-247-4075
Monday through Friday, 8 a.m. to 6 p.m. Eastern time

Information Line for Hearing and Speech Impaired
(TTY/TDD)
Call 1-800-343-2888
Monday through Friday, 8 a.m. to 6 p.m. Eastern time

Write us a letter
Evergreen Service Company
P.O. Box 2121
Boston, MA  02106-2121
o to buy, sell or exchange shares
o to change the registration on your account
o for general correspondence

For express, registered, certified mail:
Evergreen Service Company
200 Berkeley Street
Boston, MA  02116-5039

Contact us on-line:
www.evergreenfunds.com

Regular communications youvll receive: Account Statements -- You'll receive quarterly statements for each fund you own. Confirmation Notices -- We send a confirmation of any transaction you make within five days of the transaction.

Annual and Semiannual reports -- You'll receive a detailed financial report on your fund(s) twice a year. Tax Forms -- Each January you'll receive any tax forms you need to file your taxes as well as the Evergreen Tax Information Guide. Evergreen Events -- You'll receive a periodic newsletter published exclusively for Evergreen shareholders.


For More Information About the Evergreen Southern State Municipal Bond Funds, Ask for: The funds' most recent Annual or Semi-Annual Report, which contains a complete financial accounting for each fund and a complete list of portfolio holdings as of a specific date, as well as commentary from the portfolio manager. This commentary discusses the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the funds. The SAI has been filed with the Securities and Exchange Commission ("SEC") and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy of either document, call 1-800-343-2898 or ask your investment representative. We will mail material within three business days.

Information about these funds (including the SAI) is also available on the SEC's Internet web site at http://www.sec.gov, or, for a duplication fee, by writing the SEC Public Reference Section, Washington DC 20549-6009. This material can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For more information, call the SEC at 1-800-SEC-0330.

                     [LOGO OF EVERGREEN FUNDS APPEARS HERE]

                          Evergreen Distributor, Inc.
                               125 W. 55th Street
                            New York, New York 10019

                            EVERGREEN MUNICIPAL TRUST

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                            EVERGREEN MUNICIPAL TRUST

                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 633-2700

                       SOUTHERN STATE MUNICIPAL BOND FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION


                                 January 1, 1999

 Evergreen Florida High Income Municipal Bond Fund ("Florida High Income Fund")
             Evergreen Florida Municipal Bond Fund ("Florida Fund")
             Evergreen Georgia Municipal Bond Fund ("Georgia Fund")
            Evergreen Maryland Municipal Bond Fund ("Maryland Fund")
      Evergreen North Carolina Municipal Bond Fund ("North Carolina Fund")
      Evergreen South Carolina Municipal Bond Fund ("South Carolina Fund")
            Evergreen Virginia Municipal Bond Fund ("Virginia Fund")
                     (Each a "Fund"; together, the "Funds")



             Each Fund is a series of Evergreen Municipal Trust (the
                                   "Trust").


         This Statement of Additional Information ("SAI") pertains to all classes of shares of the Funds listed above. It is not a prospectus but should be read in conjunction with the prospectuses dated January 1, 1999 for the Fund in which you are interested. The Funds are offered through two separate prospectuses: one offering Class A and Class B shares of each Fund and Class C shares of the Florida High Income Fund and the Florida Fund, and one offering Class Y shares of each Fund. You may obtain either of these prospectuses without charge by calling (800) 343-2898.

         Certain information may be incorporated by reference to the Funds' Annual Report dated August 31, 1998. You may obtain a copy of the Annual Report without charge by calling (800) 343- 2898.



24939

                                TABLE OF CONTENTS


PART 1

FUND HISTORY.............................................................1-3
INVESTMENT POLICIES......................................................1-3
OTHER SECURITIES AND PRACTICES...........................................1-5
PRINCIPAL HOLDERS OF FUND SHARES.........................................1-5
EXPENSES.................................................................1-11
PERFORMANCE..............................................................1-14
SERVICE PROVIDERS........................................................1-16
FINANCIAL STATEMENTS.....................................................1-18
ADDITIONAL INFORMATION CONCERNING FLORIDA................................1-18
ADDITIONAL INFORMATION CONCERNING GEORGIA................................1-23
ADDITIONAL INFORMATION CONCERNING MARYLAND...............................1-24
ADDITIONAL INFORMATION CONCERNING NORTH CAROLINA.........................1-27
ADDITIONAL INFORMATION CONCERNING SOUTH CAROLINA.........................1-28
ADDITIONAL INFORMATION CONCERNING VIRGINIA...............................1-29


PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES............2-1
PURCHASE, REDEMPTION AND PRICING OF SHARES...............................2-8
SALES CHARGE WAIVERS AND REDUCTIONS......................................2-10
PERFORMANCE CALCULATIONS.................................................2-13
PRINCIPAL UNDERWRITER....................................................2-13
DISTRIBUTION EXPENSES UNDER RULE 12b-1...................................2-14
TAX INFORMATION..........................................................2-16
BROKERAGE................................................................2-19
ORGANIZATION.............................................................2-20
INVESTMENT ADVISORY AGREEMENT............................................2-21
MANAGEMENT OF THE TRUST..................................................2-22
CORPORATE AND MUNICIPAL BOND RATINGS.....................................2-24
ADDITIONAL INFORMATION...................................................2-34






24939
                                                        1- 2

                                     PART 1

                                  FUND HISTORY

         The Evergreen Municipal Trust is an open-end management investment company, which was organized as a Delaware business trust on September 18, 1997. A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part. This summary is qualified in its entirety by reference to the Declaration of Trust.

                               INVESTMENT POLICIES

                       FUNDAMENTAL INVESTMENT RESTRICTIONS

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the"1940 Act"). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

         1.  Diversification (Florida High Income Fund)

         The Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

         Further Explanation of Diversification Policy:

         To remain classified as a diversified investment company under the 1940 Act, the Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the United States ("U.S.") government or its agencies or instrumentalities.

         Florida High Income Fund is the only fund in the Southern State Municipal Bond Funds which is a diversified series; the remaining funds are classified as non-diversified. For further information see the Overview section of the prospectus.

         2.  Concentration

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S.
government or its agencies or instrumentalities).

         Further Explanation of Concentration Policy:

         Each Fund may not invest more than 25% of its total assets, taken at market value, in the

24939
                                                        1- 3
securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         3.  Issuing Senior Securities

         Except as permitted under the 1940 Act, each Fund may not issue senior securities.

         4.  Borrowing

         Each Fund may not borrow money, except to the extent permitted by applicable law.

         Further Explanation of Borrowing Policy:

         Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. Each Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. Each Fund may purchase additional securities as long as outstanding borrowings do not exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law

         5.  Underwriting

         Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         6.  Real Estate

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7.  Commodities

         Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

         8.  Lending

         Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

         Further Explanation of Lending Policy:

         To generate income and offset expenses, a Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or

24939
                                                        1- 4
interest bearing cash equivalents. Gains or losses in the market value of a security lent will affect the Fund and its shareholders.

         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.


                         OTHER SECURITIES AND PRACTICES

         For information regarding certain securities the Funds may purchase and certain investment practices the Funds may use, see the following sections under "Additional Information on Securities and Investment Practices" in Part 2 of this SAI:

Defensive Investments
U.S. Government Securities
When-Issued, Delayed-Delivery and Forward Commitment Transactions Repurchase Agreements Reverse Repurchase Agreements Options Futures Transactions "Margin" in Futures Transactions High Yield, High Risk Bonds (Florida High Income Fund only) Illiquid and Restricted Securities Municipal Bonds


                        PRINCIPAL HOLDERS OF FUND SHARES

         As of September 30, 1998, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of the outstanding shares of any class of each Fund as of September 30, 1998.




Florida High Income Fund - Class A
MLPF&S For the Sole Benefit of Its                    9.032%
Customers
Attn: Fund Administration
4800 Deer Lake Drive E. 2nd Floor
Jacksonville, FL 32246-6484
Florida High Income Fund - Class B


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                                                        1- 5

MLPF&S For the Sole Benefit of its                    10.312%
Customers
Attn: Fund Administration
4800 Deer Lake Drive E. 2nd Floor
Jacksonville, FL 32246-6484

Florida High Income Fund - Class C
First Union Brokerage Services                        28.316%
Leon Lerner
3501 Keyser Avenue
Hollywood, FL 33021

First Union Brokerage Services                        9.415%
William A. Floyd
3613 Providence Plantation Lane
Charlotte, NC 28270-3771

Robert W. Baird & Co. Inc.                            9.241%
777 East Wisconsin Avenue
Milwaukee, WI 53202-5391

First Union Brokerage Services                        7.825%
Claire O'Donnell
4820 Glenbrook Road
Washington, DC 20016

MLPF&S For the Sole Benefit of Its                    7.101%
Customers
Attn: Fund Administration
4800 Deer Lake Drive E. 2nd Floor
Jacksonville, FL 32246-6484

 Florida High Income Fund - Class Y
First Union National Bank                             91.275%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon Street
Charlotte, NC 28202-1910

Florida Municipal Bond Fund - Class A
MLPF&S For the Sole Benefit of Its                    5.436%
Customers
Attn: Fund Administration
4800 Deer Lake Drive E. 2nd Floor
Jacksonville, FL 32246-6484

Florida Municipal Bond Fund - Class B


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                                                        1- 6

MLPF&S For the Sole Benefit of Its                    10.416%
Customers
Attn: Fund Administration
4800 Deer Lake Drive E. 2nd Floor
Jacksonville, FL 32246-6484

Florida Municipal Bond Fund - Class C
MLPF&S for the Sole Benefit of Its                    27.633%
Customers
Attn: Fund Administration
4800 Deer Lake Drive E. 2nd Floor
Jacksonville, FL 32246-6484

Paine Webber for the Benefit of                       7.520%
Betty J. Puskar Trustee
Betty J. Puskar Rev. Trust
708 Ocean Drive
Juno Beach, FL 33408-1911

Paine Webber for the Benefit of                       5.552%
Wayne D Rebertus Trustee
U/A dtd 8/3/89
FBO Wayne D. Rebertus
23725 SR 180
Rockbridge, OH 43149

Florida Municipal Bond Fund - Class Y
First Union National Bank                             98.769%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon Street
Charlotte, NC 28202-1910

Georgia Municipal Bond Fund - Class A
MLPF&S for the Sole Benefit of Its                    11.886%
Customers
Attn: Fund Administration
4800 Deer Lake Drive E. 2nd Floor
Jacksonville, FL 32246-6484

First Union Brokerage Services                        9.270%
Susan B. Hanchey
1388 St. Michaels
Lilburn, GA 30047

FUBS & Co.  FEBO                                      6.168%
Lee R. Meadows and
Mary Lee Meadows
1270 Hicks Circle SW
Conyers, GA 30207-4221


24939
                                                        1- 7

Jasper G. Woodroof Jr.                                5.846%
Jane W. Akers Cade W. Smith Co. Trust
J G Woodroof Living Trust
P.O. Box 995
Griffin, GA 30224

Georgia Municipal Bond Fund - Class B
None

Georgia Municipal Bond Fund - Class Y
First Union National Bank                             98.978%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon Street
Charlotte, NC 28202-1910

Maryland Municipal Bond Fund - Class A
Charles Schwab & Co. Inc.                             13.011%
Special Custody Account
FBO Exclusive Benefit of Customers
Reinvest Account Attn: Mutual fund
101 Montgomery Street
San Francisco, CA 94104-4122

Maryland Municipal Bond Fund - Class B
Jeanne Hochreiter                                     8.616%
50 Moonsheel Drive
Berlin, MD 21811

First Union Brokerage Services                        6.693%
Deborah D. Ringgold
21 Dawman Court
Baltimore, MD 21244

Maryland Municipal Bond Fund - Class C
None

Maryland Municipal Bond Fund - Class Y
First Union National Bank/EB/INT                      97.535%
Cash Account
Attn: Trust Operations Fund Group
401 S. Tryon Street 3rd Floor CMG-1151
Charlotte, NC 28202-1911

North Carolina Municipal Bond Fund - Class A


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                                                        1- 8

First Union Brokerage Services                        6.385%
Walter L. Williams and
Marie S. Williams
207 Crown Point Road
Greenville, NC 27834

Kenneth Edward Haigler                                6.366%
P.O. Box 249
Greenville, NC 27835-0249

First Union Brokerage Services                        6.301%
Frank J. Blythe Jr.
4312 Foxcroft Road
Charlotte, NC 28211

North Carolina Municipal Bond Fund - Class B
None

North Carolina Municipal Bond Fund - Class Y
First Union National Bank                             97.970%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon Street
Charlotte, NC 28202-1910

South Carolina Municipal Bond Fund - Class A
MLPF&S For the Sole Benefit of Its                    19.357%
Customers
Attn: Fund Administration
4800 Deer Lake Drive E. 2nd Floor
Jacksonville, FL 32246-6484

FUBS & CO FEBO                                        10.773%
Charles W. Lombard Trust
Charlotte Lombard and
Warren Prout Co-Trustees
U/A/D 5/4/94
Boone, NC 28607

Donaldson Lufkin Jenrette                             9.003%
Securities Corporaiton Inc.
P.O. Box 2052
Jersey City, NJ 07303-9998

FUBS & CO                                             7.599%
EN Todd Crittenden
201 S. College Street 5th Floor
Charlotte, NC 28288-1167


24939
                                                        1- 9

FUBS & CO FEBO                                        6.040%
Warren A. Ransom Jr.
Laurie P. Ransom
1162 East Parkview Place
Mount Pleasant, SC 29464-7909

Wheat First Securities Inc                            5.677%
Richard E. Johnson
4 Conch Court
Isle of Palms, SC 29451-2558

First Union Brokerage Services                        5.308%
Ann D. Schwab
2189 Windy Oaks Road
FT Mill, SC 29715

South Carolina Municipal Bond Fund - Class B
None

South Carolina Municipal Bond Fund - Class Y
First Union National Bank                             99.102%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon Street
Charlotte, NC 28202-1910

Virginia Municipal Bond Fund - Class A
Charles Schwab & Co. Inc.                             12.067%
Special Custody Account
FBO Exclusive Benefit of Customers
Reinvest Account Attn: Mutual Fund
101 Montgomery Street
San Francisco, CA 94104-4122

Virginia Municipal Bond Fund - Class B
First Union Brokerage Services                        5.117%
Estate of Patsy B. Williams
P.O. Box 1327
6 Sixth Street, Suite 354
Bristol, VA 24203

Virginia Municipal Bond Fund - Class Y
First Union National Bank                             98.771%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon Street
Charlotte, NC 28202-1910


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                                                       1- 10

                                    EXPENSES

Advisory Fees

          The Capital Management Group ("CMG") of First Union National Bank ("FUNB") is the investment advisor to the Fund. CMG is entitled to receive from each of these Funds an annual fee equal to 0.50% of the average daily net assets of the Fund except Florida High Income Fund which pays 0.60% annually. (For more information, see "Investment Advisory Agreements" in Part 2 of this SAI.)

Advisory Fees Paid

         Below are the advisory fees paid by each Fund for the last three fiscal periods.


Fiscal Period/Fund               Advisory Fee              Waiver

Periods Ended 1998

Florida High Income Fund                $1,737,325                $489,599
Florida Fund                            $2,509,498               $1,688,280
Georgia Fund                             $326,000                 $300,583
Maryland Fund                            $173,896                  $67,938
North Carolina Fund                     $1,294,225               $1,063,800
South Carolina Fund                      $281,276                 $136,669
Virginia Fund                            $565,473                 $504,686

Periods Ended 1997
Florida High Income Fund                 $791,322                 $330,629
Florida Fund                              $66,245                  $81,274
Georgia Fund                             $305,634                  $66,245
Maryland Fund                             $58,299                    $0
North Carolina Fund                       $70,972                    $0
South Carolina Fund                      $813,790                  $58,299
Virginia Fund                            $273,851                  $70,972

Periods Ended 1996
Florida High Income Fund                 $477,128                 $238,564
Florida Fund                             $803,741                 $321,496
Georgia Fund                              $63,102                  $63,102
Maryland Fund                            $315,941                    $0


24939
                                                       1- 11

Fiscal Period/Fund                       Advisory Fee              Waiver

North Carolina Fund                       $306,892                $164,001
South Carolina Fund                       $40,781                  $40,781
Virginia Fund                             $51,952                  $51,952



Brokerage Commissions

         The Funds paid no brokerage commissions during 1998, 1997 and 1996.

Underwriting Commissions

         Below are the underwriting commissions paid by each Fund and the amounts retained by the principal underwriter for the last three fiscal periods. For more information, see "Principal Underwriter" in Part 2 of this SAI.


                                  Total Underwriting        Underwriting
Fiscal Period/Fund                Commissions               Commissions Retained

Periods ended 1998
Florida High Income Fund                   $4,723,685             $25,749
Florida Fund                               $1,118,965              $5,901
Georgia Fund                                $114,119               $6,249
Maryland Fund                               $22,642                 $586
North Carolina Fund                         $158,554               $2,417
South Carolina Fund                         $26,249                 $238
Virginia Fund                               $93,502               $28,121

Periods ended 1997

Florida High Income Fund                    $757,824              $34,454
Florida Fund                                $236,607              $22,335
Georgia Fund                                $22,854                $2,488
Maryland Fund                                  --                    --
North Carolina Fund                         $35,137                $2,377
South Carolina Fund                          $5,744                 $710
Virginia Fund                               $14,653                $1,596
Periods Ended 1996


24939
                                                       1- 12

                                  Total Underwriting        Underwriting
Fiscal Period/Fund                Commissions               Commissions Retained

Periods ended 1998

Florida High Income Fund                   $4,723,685             $25,749
Florida Fund                               $1,118,965              $5,901
Georgia Fund                                $114,119               $6,249
Maryland Fund                               $22,642                 $586
North Carolina Fund                         $158,554               $2,417
South Carolina Fund                         $26,249                 $238
Virginia Fund                               $93,502               $28,121

Periods ended 1997

Florida High Income Fund                    $757,824              $34,454
Florida Fund                                $236,607              $22,335
Georgia Fund                                $22,854                $2,488
Maryland Fund                                  --                    --
North Carolina Fund                         $35,137                $2,377
South Carolina Fund                          $5,744                 $710
Virginia Fund                               $14,653                $1,596

Periods ended 1996

Florida High Income Fund                    $276,615              $29,467
Florida Fund                                $49,589                $5,996
Georgia Fund                                 $7,300                 $875
Maryland Fund                                  --                    --
North Carolina Fund                         $16,557                 $154
South Carolina Fund                          $1,447                $2,228
Virginia Fund                               $20,400                $2,033


12b-1 Fees

         Below are the 12b-1 fees paid by each Fund for the fiscal year ended August 31, 1998. For more information, see "Distribution Plans and Agreements" in Part 2 of this SAI.


                               Class A                                  Class B                              Class C
Fund
===================
                     Distribution      Service           Distribution      Service            Distribution      Service
                     Fees              Fees              Fees              Fees               Fees              Fees
                     ================  ================= ================= =================  ================= =================
Florida High
Income Fund                 $0             $475,289          $615,488          $205,163            $2,864             $955
Florida Fund                $0             $330,600             $0                $0                 $0                $0
Georgia Fund                $0              $6,559              $0                $0                 $0                $0
Maryland Fund               $0              $59,345           $1,260             $420                $0                $0
North Carolina
Fund                        $0              $25,891          $364,752          $121,584              $0                $0
South Carolina
Fund                        $0              $3,277            $34,091           $11,364              $0                $0
Virginia Fund               $0              $73,823           $57,663           $19,221              $0                $0


Trustee Compensation

          Listed below is the Trustee compensation for the twelve months ended August 31, 1998. The Trustees do not receive pension or retirement benefits from the Funds. For more information, see "Management of the Trust" in Part 2 of this SAI.


24939
                                                       1- 13

                                    Aggregate             Total Compensation
           Trustee              Compensation from      from Trust and Eight (8)
                                      Trust              Other Trusts in Fund
                                                            Complex Paid to
                                                              Trustees*
Laurence B. Ashkin                    $6,163                    $72,067
Charles A. Austin, III                $6,362                    $61,967
K. Dun Gifford                        $5,839                    $58,200
James S. Howell                       $8,054                   $102,671
Leroy Keith Jr.                       $6,114                    $59,700
Gerald M. McDonnell                   $6,896                    $83,115
Thomas L. McVerry                     $7,306                    $90,283
William Walt Pettit                   $6,187                    $75,249
David M. Richardson                   $6,172                    $59,675
Russell A. Salton, III                $6,629                    $84,300
Michael S. Scofield                   $6,876                    $85,998
Richard J. Shima                      $6,307                    $69,334

                  *Certain Trustees have elected to defer all or part of their total compensation for the twelve months ended August 31, 1998. The amounts listed below will be payable in later years to the respective Trustees:

                  Austin            $7,763
                  McVerry           $90,283
                  Howell            $77,761
                  Salton            $84,300
                  Petit             $75,249
                  McDonnell         $83,115
                  Scofield          $15,600


                                   PERFORMANCE

Total Return

         Below are the average annual total returns for each class of shares of the Funds (including applicable sales charges) as of August 31, 1998. For more information, see "Total Return" under "Performance Calculations" in Part 2 of this SAI.


24939
                                                       1- 14





Fund/Class             One Year               Five Years             Ten Years or           Inception Date
                                                                    Since Inception
Florida High Income Fund
Class A                8.94%                  6.34%                  7.60%                  6/17/92
Class B                8.13%                  N/A                    6.90%                  7/10/95
Class C                N/A                    N/A                    N/A                    3/6/98
Class Y                9.22%                  N/A                    8.72%                  9/20/95

Florida Fund
Class A                8.96%                  5.25%                  7.64%                  5/11/88
Class B                7.97%                  N/A                    6.01%                  6/30/95
Class C                N/A                    N/A                    N/A                    1/26/98
Class Y                9.05%                  N/A                    7.90%                  6/30/95

Georgia Fund
Class A                9.67%                  4.55%                  4.77%                  7/2/93
Class B                8.86%                  4.51%                  4.89%                  7/2/93
Class Y                9.94%                  N/A                    6.65%                  2/28/94

Maryland Fund
Class A                6.96%                  3.28%                  5.37%                  10/16/90
Class B                N/A                    N/A                    N/A                    3/27/98
Class Y                7.22%                  4.55%                  6.21%                  10/16/90

North Carolina Fund
Class A                9.66%                  4.73%                  5.64%                  1/11/93
Class B                8.85%                  4.69%                  5.71%                  1/11/93
Class Y                9.93%                  N/A                    6.48%                  2/28/94

South Carolina Fund
Class A                8.60%                  N/A                    5.02%                  1/3/94
Class B                7.79%                  N/A                    5.02%                  1/3/94
Class Y                8.87%                  N/A                    7.12%                  2/28/94

Virginia Fund
Class A                9.12%                  4.72%                  4.88%                  7/2/93
Class B                8.31%                  4.68%                  4.99%                  7/2/93
Class Y                9.39%%                 N/A                    6.79%                  2/28/94


24939
                                                       1- 15

Current and Tax Equivalent Yields

         Current yield quotations as they may appear from time to time in advertisements will consist of a quotation based on a 30-day period ended on the date of the most recent balance sheet of a Fund, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the base period. Such yield will include income from sources other than municipal obligations, if any. Tax equivalent yield is, in general, the current yield divided by a factor equal to one minus a stated income tax rate and reflects the yield a taxable investment would have to achieve in order to equal on an after-tax basis a tax-exempt yield. For the 30-day period ended August 31, 1998, the current and tax-equivalent yields of the Funds are shown below. Any given yield or total return quotation should not be considered representative of the Fund's yield or total return for any future period.


                                                         30-Day Yield                                   Tax-Equivalent Yield
=====================================  ================================================= ===========================================
                        Combined
                        Federal &
                        State Tax
Fund                    Rate (1)       Class A     Class B    Class C     Class Y     Class A      Class B     Class C      Class Y
======================  =============  =========== ========== ==========  =========== ===========  =========== ===========  ========
Florida High Income          28%          4.87%       4.37%     4.37%        5.73%       6.76%        6.07%       6.07%        7.96%
Fund
Florida Fund                 28%          4.36%       3.67%     3.67%        4.66%       6.06%        5.10%       5.10%        6.47%
Georgia Fund                 34%          4.30%       3.77%      N/A         4.77%       6.52%        5.71%        N/A         7.23%
Maryland Fund                28%          3.90%       3.32%      N/A         4.35%       5.42%        4.61%        N/A         6.04%
North Carolina Fund          28%          4.28%       3.77%      N/A         4.77%       5.94%        5.24%        N/A         6.63%
South Carolina Fund          35%          4.01%       3.47%      N/A         4.46%       6.17%        5.34%        N/A         6.86%
Virginia Fund              33.25%         4.30%       3.76%      N/A         4.76%       6.44%        5.63%        N/A         7.13%

(1) Assumed for purposes of this chart. Your tax may vary.



                                SERVICE PROVIDERS

Administrator

         Evergreen Investment Services, Inc. ("EIS") serves as administrator to the Funds, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive a fee from the Funds based on the total assets of all mutual funds for which EIS serves as administrator and are advised by First Union Corporation subsidiaries. The fee paid to EIS is calculated in accordance with the following schedule:


     Assets                 Fee

  first $7 billion          0.050%
   next $3 billion          0.035%
   next $5 billion          0.030%


24939
                                                       1- 16

     Assets                 Fee

  next $10 billion          0.020%
   next $5 billion          0.015%
  over $30 billion          0.010%

Transfer Agent

         Evergreen Service Company ("ESC"), a subsidiary of First Union Corporation, is the Funds' transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The transfer agent's address is P.O. Box 2121, Boston, Massachusetts 02106-2121. The Fund pays ESC a fee of $10.00 when a new account is established, plus annual fees as follows:


Fund Type                           Annual Fee Per        Annual Fee Per
                                     Open Account         Closed Account
Monthly Dividend Funds                  $26.50                 $9.00
Quarterly Dividend Funds                $25.50                 $9.00
Semiannual Dividend Funds               $24.50                 $9.00
Annual Dividend Funds                   $26.50                 $9.00
Money Market Funds                      $24.50                 $9.00

Distributor

         Evergreen Distributor, Inc. (the "Distributor") markets the Funds through broker-dealers and other financial representatives. Its address is 125
W. 55th Street, New York, NY 10019.

Independent Auditors

         KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of each Fund except Florida High Income Fund.

         PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036 audits the financial statements of Florida High Income Fund.

Custodian

         State Street Bank and Trust Company is the Funds' custodian. The bank keeps custody of each Fund's securities and cash and performs other related duties. The custodian's address is 225 Franklin Street, Boston, Massachusetts 02110.

Legal Counsel

         Sullivan & Worcester LLP provides legal advice to the Funds. Its address is 1025 Connecticut Avenue, N.W., Washington, D.C. 20036.




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                              FINANCIAL STATEMENTS

         The audited financial statements and the reports thereon are hereby incorporated by reference to the Funds' Annual Report, a copy of which may be obtained without charge from ESC, P.O. Box 2121, Boston, Massachusetts 02106-2121.


                    ADDITIONAL INFORMATION CONCERNING FLORIDA

              The performance of the Florida Fund and the Florida High Income Fund is susceptible to various statutory, political and economic factors unique to the State of Florida. The information summarized below describes some of the more significant factors that could affect the ability of the bond issuers to repay interest and principal on securities acquired by each Fund. Such information is derived from various public sources all of which are available to investors generally and which each Fund believes to be accurate.

State Economy

         General. Florida is the nation's fourth most popular state with an estimated population of 14,713,000 as of April 1, 1997. Only California, New York and Texas have populations larger than Florida. The State's population grew from 6,800,000 in 1970 to 12,900,000 in 1990 and to an estimated 14,713,000 in
1997. This represents a 13.7% growth since the 1990 Census. Florida's population is primarily an urban population with approximately 85% of its population located in urbanized areas. The University of Florida, Bureau of Economic and Business Research projects Florida's population will exceed 17,900,000 by April 1, 2010.

         Economic Condition and Outlook. The current Florida Economic Consensus Estimating Conference (February 5, 1998) forecast shows that the Florida economy is expected to grow at a moderate pace along with the nation, but will continue to outperform the U.S. as a whole. Total non-farm employment is expected to increase 3.9% for the 1997-98 fiscal year which began July 1, 1997. By the end of fiscal year 1998-99, non-farm employment is expected to reach an average of
6.7 million. Trade and service employment, the two largest sectors, account for more than half of total non-farm employment. Florida's unemployment rate is forecasted at 4.6% for 1997-98, then to rise to 4.8% in 1998-99.

         Tourism is an important element of Florida's economy. Tourist arrivals are expected to increase 2.1% for 1997-98 and 4.0% for 1998-99. Air tourist will increase 1.6% and 3.7%, while auto tourists will increase 2.7% and 4.2% respectively. By the end of 1997-98, 43.8 million domestic and international tourists are expected to have visited the State. In 1998-99, tourist visits should reach 45.6 million.

Florida's Budget Process

         Balance Budget Requirement. Florida's constitution requires an annual balanced budget. In addition, the constitution requires a Budget Stabilization Fund equal to 4% of the last fully completed fiscal year's net revenue collections for the General Revenue Fund for the fiscal year 1997-1998 and 5% for fiscal year 1998-1999 and thereafter. In the Governor's Recommended Budget, the Budget Stabilization Fund is required to be funded at 4 percent, or $586 million. Figure 1.2 shows the current balance in the Budget Stabilization Fund as well as the projected future funding levels.

         State Revenue Limitations. On November 8, 1994, the citizens of Florida enacted a Constitutional Amendment on state revenue. This amendment provides that the rate of growth in

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state revenues is limited to no more than the average annual growth rate in Florida personal income during the past five years. Revenue growth in excess of the limitation is to be deposited into the Budget Stabilization Fund unless two-thirds of the members of both houses of the Legislature vote to raise the limit. The revenue limit is determined by multiplying the average annual growth rate in Florida personal income over the past five years times state revenues for the previous year.

         Budget Process. Chapter 216 Florida Statutes, promulgates the process used to develop the budget for the State of Florida. By September 1, of each year, the head of each State agency and the Chief Justice of the Supreme Court for the Judicial Branch submit a final annual legislative budget request to the Governor and Legislature. Then, at least 45 days before the scheduled annual legislative session in each year, the Governor, as chief budget officer, submits his recommended budget to each legislator.

         The Governor also provides estimates of revenues sufficient to fund the recommended appropriations. Estimates for the General Revenue Fund, Budget Stabilization Fund and Working Capital Fund are made by the Revenue Estimating Conference (see the description of the budgetary basis fund types in the next section). This group includes members of the executive and legislative branches with forecasting experience who develop official information regarding anticipated State and local government revenues as needed for the State budgeting process. In addition to the Revenue Estimating Conference, other consensus estimating conferences cover national and state economics, national and state demographics, the state public education system, criminal justice system, social services system, transportation planning and budgeting, the child welfare system, the juvenile justice system and the career education planning process.

         Trust fund revenue estimates are generally made by the agency that administers the fund. These estimates are reviewed by the Governor and then incorporated into his recommended budget.

         The Governor's recommended budget forms the basis of the appropriations bill. As amended and approved by the Legislature (subject to the line-item veto power of the Governor and override authority of the Legislature), this bill becomes the General Appropriations Act.

         The Governor and the Comptroller are responsible for detecting conditions which could lead to a deficit in any agency's funds and reporting that fact to the Administration Commission and the Chief Justice of the Supreme Court. The Constitution of the State, Article VII, Section 1(d), states, "Provision shall be made by law for raising sufficient revenue to defray the expenses of the State for each fiscal year."

         The Legislature is responsible for annually providing direction in the General Appropriations Act regarding the use of the Working Capital Fund to offset General Revenue Fund deficits. Absent any specific direction to the contrary, the Governor and the Chief Justice of the Supreme Court shall comply with guidelines provided in Section 216.221(5), F.S., for reductions in the approved operating budgets of the executive branch and the judicial branch.

         The State of Florida is progressing toward full implementation of a performance-based budgeting system. Chapter 216., F.S., designates when each department will be phased into this new budgeting method. Some agencies are already subject to the performance-based budgeting standards and all agencies will be under this new system by the fiscal year ended June 30, 2002. With performance-based budgeting, a department receives a lump-sum appropriation from the Legislature for each designated program at the beginning of the year. The Governor, for State agencies, or the Chief Justice, for the judicial branch, is responsible for allocating the amounts among the traditional appropriation categories so that specified performance standards can be met. At any time during the year, the agency head or Chief Justice may transfer appropriations between categories within the performance-based program with no limit on the amount of the transfer in order for the designated program to accomplish its objectives. However, no transfer from any other

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budget entity may be made into the performance-based program, nor may any funds be transferred from the performance-based program to another budget entity, except pursuant to Section 216.77, FS.

         Line Item Veto. Florida's Constitution grants the Governor the power to veto any specific appropriation in a general appropriation bill, but the Governor may not veto any qualification or restriction without also vetoing the appropriation to which it relates. A statement identifying the items vetoed and containing his or her objections thereto must be delivered to the appropriate house in which the bill originated, if in session, otherwise to the Secretary of State. The legislature may reconsider and restate the vetoed specific appropriation items by a two-thirds vote of each house.

         Revenues. The State accounts for its receipts using fund accounting. It has established the General Revenue Fund, the working Capital Fund and various other trust funds, which are maintained for the receipt of monies which under law or trust agreements must be maintained separately. The General Revenue Fund consists of all monies received by the State from every source whatsoever which are not allocable to the other funds. Major sources of tax revenues for the General Revenue Fund are the sales and use tax, the corporate income tax, and the intangible personal property tax, which are projected for fiscal year 1998-99 to amount to 71%, 8% and 4%, respectively, of the total receipts of that fund. Florida's constitution and statutes mandate that the State budget as a whole and each separate fund within the State budget be kept in balance from currently available revenues for each fiscal year.

         Sales and Use Tax. The greatest single source of tax receipts in Florida is the sales and use tax, which is projected to amount to $12.5 billion for fiscal year 1998-99. The sales tax rate is 6% of the sales price of tangible personal property sold at retail in the state. The use tax rate is 6% of the cash price of fair market value of tangible personal property when it is not sold but is used, or stored for use, in the State. In other words, the use tax applies to the use of tangible personal property in Florida, which was purchased in another state but would have been subject to the sales tax if purchased in Florida. Approximately 10% of the sales tax is designated for local governments and is distributed to the respective counties in which collected for use by such counties and municipalities therein. In addition to this distribution, local governments may (by referendum) assess a 1% sales surtax within their county. Proceeds from this local option sales surtax can be earmarked for funding county wide bus and rapid transit systems local infrastructure construction and maintenance, medical care for indigents and capital projects for county school districts as set forth in Section 212.055(2), of the Florida Statutes.

         The two taxes, sales and use, stand as complements to each other, and taken together provide a uniform tax upon either the sale at retail or the use of all tangible personal property irrespective of where it may have been purchased. The sales tax also includes a levy on the following: (1) rentals on tangible personal property and accommodations in hotels, motels, some apartments, offices, real estate, parking and storage places in parking lots, garages and marinas for motor vehicles or boats; (ii) admissions to places of amusements, most sports and recreation events; (iii) utilities, except those used in homes; and (iv) restaurant meals and expendables used in radio and television broadcasting. Exemptions include: groceries; medicines; hospital rooms and meals; seeds, feeds, fertilizers and farm crop protection materials; purchases by religious, charitable and educational nonprofit institutions; professional services, insurance and certain personal service transaction; newspapers; apartments used as permanent dwellings; and kindergarten through community college athletic contests or amateur plays.

         Other State Taxes. Other taxes which Florida levies include the motor fuel tax, intangible property tax, documentary stamp tax, gross-receipts utilities tax and severance tax on the production of oil and gas and the mining of solid minerals, such as phosphate and sulfur.

         Government Debt. Florida maintains a high bond rating from Moody's Investors Services

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("Moody's") (AA+), Standard and Poor's Corporation ("S&P")(AA) and Fitch IBCA, Inc.("Fitch") (AA) on all State general obligation bonds. Outstanding general obligations bonds have been issued to finance capital outlay for educational projects of local school districts, community colleges and state universities, environmental protection and highway construction.

         Numerous government units, counties, cities, school districts and special taxing districts, issue general obligation bonds backed by their taxing power. State and local government units may issue revenue obligations, which are supported by the revenues generated from the particular projects or enterprises. Examples include obligations issued to finance the construction of water and sewer systems, health care facilities and educational facilities. In some cases, sewer or water revenue obligations may be further secured by the full faith and credit of the State.

         Florida's Constitution generally limits State bonds pledging the full faith and credit of the State, to those necessary to finance or refinance the cost of state fixed capital outlay projects authorized by law, and then only upon approval by a vote of the electors. The constitution further limits the total outstanding principal of such bonds to no more than 50% of the total tax revenues of the State for the two preceding fiscal years, excluding any tax revenues held in trust. Exceptions to the requirement for voter approval are:
(i) bonds issued for pollution control and abatement and solid waste disposal facilities and other water facilities authorized by general law and operated by State or local governmental agencies; and (ii) bonds issued to finance or refinance the cost of acquiring real property or rights thereto for State roads as defined by law, or to finance or refinance the cost of State bridge construction.

         State revenue bonds may be issued without a vote of the electors to finance or refinance the cost of State fixed capital outlay projects authorized by law, as long as they are payable solely from funds derived directly from sources other than State tax revenues. Revenue bonds may be issued to establish a student loan fund, as well as to finance or refinance housing and related facilities so long as repayments come solely from revenues derived from the fund or projects so financed. The Constitution imposes no limit on the principal amount of revenue bonds which may be issued by the State and Local Governmental Agency. Local Governmental Agencies, such as counties, school boards or municipalities may issue bonds, certificates of indebtedness or any form of tax anticipation certificate, payable from ad valorem taxes and maturing more than 12 months from the date of issuance only: (i) to finance or refinance capital projects authorized by law, and only when approved by a vote of the electors who are property owners living within boundaries of the agency. Generally, ad valorem taxes levied by a Local Governmental Agency may not exceed 10 mills on the value of real estate and tangible personal property unless approved by the electors. Local Governmental Agencies may issue revenue bonds to finance or refinance the cost of capital projects for airports or port facilities or for industrial or manufacturing plants, without the vote of electors, so long as the revenue bonds are payable solely from revenues derived from the projects.

         Other Factors. The performance of the obligations issued by Florida, its municipalities, subdivisions and instrumentalities are in part tied to state-wide, regional and local conditions within Florida. Adverse changes to state-wide, regional or local economies may adversely affect the creditworthiness of Florida, its municipalities, etc. Also, some revenue obligations may be issued to finance construction of capital projects which are leased to nongovernmental entities. Adverse economic conditions might affect those lessees' ability to meet their obligations to the respective governmental authority which in turn might jeopardize the repayment of the principal of, or the interest on, the revenue obligations.

Litigation

         Due to its size and broad range of activities, the State is involved in numerous routine legal actions. The ultimate disposition and fiscal consequences of these lawsuits are not presently determinable, however, according to the departments involved, the results of such litigation

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pending or anticipated will not materially affect the State of Florida's financial position. The information disclosed in this Litigation Section has been deemed material by the Florida Auditor General and has been derived from information disclosed in the Florida Comptroller's Annual Report dated January 29, 1998. No assurance can be made that other litigation has not been filed or is not pending which may have a material impact of the State's financial position.

A.       Coastal Petroleum v. State of Florida

         Case No. 90-3195, 2nd Judicial Circuit. This is an inverse condemnation case claiming that the action of the Trustees and Legislature constitute a taking of Coastal's leases for which compensation is due. The Circuit judge granted the State's motion for summary judgment finding that as a matter of law, the State had not deprived Coastal of any royalty they might have. Coastal appealed to the First District Court of Appeals, but the case was remanded to Circuit Court for trial. On August 6, 1996, final judgment was made in favor of the State. Coastal petitioned the Florida Supreme Court for a review, which was denied on January 28, 1998.


B. Florida Department of Transportation v. 745 Property Investments, CSX Transportation, Inc. and Continental Equities

         Case No. 94-17739 CA 27, Dade County Circuit Court. This cases involves the Florida Department of Transportation (FDOT) and CSX Transportation, Inc. FDOT has filed an action against the adjoining property owners seeking a declaratory judgment from the Dade County Circuit Court that the Department is not the owner of the property that is subject to a claim by the U.S. Environmental Protection Agency (EPA). The case was dismissed and FDOT's appeal of the order of dismissal is pending in the Third District Court of Appeal.

         The EPA is seeking clean-up costs, pursuant to the Comprehensive Environmental Response Compensation and Liability Act, regarding property which the EPA alleges is owned by the FDOT (and formerly owned by CSX Transportation, Inc.). The EPA has agreed to await the outcome of the Department's declaratory action before proceeding further. If the Department is unsuccessful in its actions, the possible clean-up costs could exceed $25 million.

C.       Jenkins v. Florida Department of Health and Rehabilitative Services

         Case No. 79-102-CIV-J-16, United States District Court. This is a class action suit on behalf of clients of residential placement for the developmentally disabled seeking refunds for services where children were entitled to free education under the Education for Handicapped Act. The district court held that the State could not charge maintenance fees for children between the ages of 5 and 17 based on the Education for Handicapped Act. The State's potential cost of refunding these charges could exceed $42 million. Attorneys are in the process of negotiating a settlement amount.

D. Nathan M. Hameroff, M.D., et. al. v. Agency for Health Care Administration, et. al.

         Case No. 95-5036, Leon County Circuit Court. The plaintiffs challenge the constitutionality of the Public Medical Assistance Trust Fund (PMATF) annual assessment on net operating revenue of free-standing out-patient facilities offering sophisticated radiology services. A trial has not been scheduled. Plaintiff filed a Notice of Pendency of Class Action on July 29, 1997.If the State is unsuccessful in its actions, the potential refund liability could amount to approximately $70 million.

E.       Walden v. Department of Corrections

         Case No. 95-40357-WS (USDC N.D. Fla.) This action is brought by one captain and one lieutenant in the Department of Corrections seeking declaratory judgment that they (and potentially

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700 similarly situated others) are not exempt employees under the Fair Labor Standards Act (FLSA) and, therefore, are entitled to overtime compensation at a rate of not less than one and one-half times their regular rate of pay for overtime hours worked since April 1, 1992, forward and including liquidated damages. The U.S. District Court for the Northern District of Florida entered an order dismissing the case for lack of jurisdiction on June 24, 1996. Plaintiffs filed a lawsuit against the Department (Case No. 96-3955) in July 1996 at the State level (Circuit Court, Second Judicial Circuit), making the same allegations at that level which plaintiffs previously made before the U.S. District Court for the Northern District of Florida. On December 20, 1996, that Court determined that it has jurisdiction over the FLSA claim. On December 10, 1997, the court entered final summary judgment. Plaintiffs were not awarded any damages, but were awarded attorneys fees and costs.

F.       Barnett Bank v. Department of Revenue

         Case No. 97-02375, 4th Judicial Circuit, involves the issue of whether Florida's refund statute for dealer repossessions authorizes the Department to grant a refund to a financial institution as the assignee of numerous security agreements governing the sale of automobiles and other property sold by dealers. The questions turns on whether the Legislature intended the statute only to provide a refund or credit to the dealer who actually sold the tangible personal property and collected and remitted the tax or intended that right to be assignable. Several banks have applied for refunds; the potential refund to financial institutions exceeds $30,000,000.


                    ADDITIONAL INFORMATION CONCERNING GEORGIA

         The performance of the Georgia Fund is influenced by the political, economic and statutory environment within the State. The Fund invests in obligations of Georgia issuers, which results in the Fund's performance being subject to risks associated with the most current conditions in the State. The information presented below describes in more detail the factors that could affect the ability of the bond issuers to repay interest and principal on securities acquired by the Fund. The following information has been obtained from a variety of public sources and is believed to be accurate, but should not be relied upon as a complete description of all relevant information.

General

         The State of Georgia has continued to benefit from job growth, personal income growth and continued economic expansion. The State ranks tenth in population and 26th in personal income according to the U.S. Bureau of Economic Statistics. The State has yet to feel the post-Olympic headache that was expected when the games closed in July of 1996. Employment gains have slowed from 3.7% in 1996, but still continued at a respectable 2.4% in 1997. The unemployment rate has continued to notch down to the present level of 3.8%. This stands at 0.9% lower than the national average of 4.7%. The slow growth that was anticipated after the Olympics is probably still on its way, but it may not arrive until late 1998 or 1999. Some negative trends in employment in the apparel industry, utilities and the military have surfaced during this expansion. However, these have been offset by gains in services, transportation and finance. The construction industry has seen a $3.5 billion boost due to school construction. Georgia is following most states in their push to upgrade old school buildings and build new structures to meet population growth and keep current with technological advances.

Budget Process

         The State has been consistently rebuilding their reserves that were drawn down in the early 1990's. At that time, the State had basically reduced its reserves to zero. As of fiscal year-end 1996, the State's main reserves of Revenue Shortfall, Lottery and Midyear Adjustment stood at $313 million,

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$128 million and $105 million, respectively. In continuing with this positive trend, the State ended fiscal 1997 with another substantial surplus of $476.4 million. The 1998 budget again reflects a healthy increase in revenues of 4.7%.

         In 1997, the grocery sales tax was reduced by one cent. This should have had a negative effect, but the State had set aside $129 million to buffer this in 1996 surplus. The State will again reduce this by a penny in the fall of 1998, which will eliminate the tax completely. Each cent reduction signals a loss of approximately $175 million in tax revenue.

         The budget for 1998 authorized $564.1 million in new debt. This new issuance should not have an adverse affect on their moderate level of $651 debt per capita. The State has been able to use their extremely successful lottery to enhance their budgetary reserves. Specific programs funded by the lottery are intended to be educational in nature and one time expenses.

State's Revenues and Expenditures

         State revenue estimates show that the reduction in grocery sales tax did not derail the tax collections to this point in the year. Collections now stand at 6.1% above the original projections through six months. Tax collections should benefit from strong capital gains for individuals and continued strong corporate collections. These increases should help the State post a 9% increase in collections. However, rising labor costs will probably lead to a slowdown in fiscal 1999 that will cause growth to temper to a still respectable 7%. As is the case in many southeastern States, Georgia continues to spend heavily on education and transportation. These initiatives will continue to be a large part of their spending.

         As of December 31, 1997, general obligations of the State of North Carolina were rated Aaa/AAA/AAA by Moody's, S&P and Fitch, respectively. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic, political or other conditions.


                   ADDITIONAL INFORMATION CONCERNING MARYLAND

         The following information constitutes only a brief summary, does not purport to be a complete description of risk factors, and is principally drawn from official statements relating to securities offerings of the State of Maryland that were available as of the date of this SAI.

         According to 1990 Census reports, Maryland's population in that year was 4,780,800, reflecting an increase of 13.4% from the 1980 Census. Maryland's population in 1997 was 5,094,300. Maryland's population is concentrated in urban areas: the eleven counties and Baltimore City located in the Baltimore-Washington Corridor contain 50.4% of the State's land area and 87.2% of its population. The estimated 1990 population for the Baltimore Standard Metropolitan Statistical Area was 2,382,172 and for the Maryland portion of the Washington Standard Metropolitan Statistical Area, 1,788,314. Overall, Maryland's population per square mile in 1990 was 489.1.

         Personal income in Maryland grew at annual rates between 8.2% and 9.6% in each of the years 1986 through 1988, but fell from a rate of 8.5% in 1989 to 3.1% in 1991. Commencing in 1992, however, personal income growth rebounded, increasing at annual rates of between 4.0% and 5.4% in each of the years 1992 through 1997. Similarly, per capita personal income, which had grown at rates no lower than 6.4% for the period from 1972 to 1989, grew at a rate of 4.8% in 1990 and only 1.8% in 1991. Subsequently, per capita personal income has grown at annual rates of between 3.0% and 4.7% in each of the years 1992 through 1997. Unemployment in Maryland peaked in 1982 at 8.5%, then decreased steadily to a low of 3.7% in 1989. In 1990, unemployment increased to 4.7%, and increased further to 6.0% in 1991, 6.7% in 1992 and 6.2% in 1993, before

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dropping to 5.1% in 1994 and 1995, 4.9% in 1996 and rising to 5.1% in 1997.

         Retail sales in Maryland dropped by 2.2% in 1991, but rebounded slightly and grew by 0.2% in 1992, 6.1% in 1993, 9.6% in 1994, 2.9% in 1995 and
1.5% in 1996,  versus nationwide growth of 0.6%, 4.8%, 6.5%, 7.5%, 4.7% and 5.3%
in such years, respectively.

         Services (including mining), wholesale and retail trade, government and manufacturing (primarily printing and publishing, food and kindred products, instruments and related products, industrial machinery, electronic equipment and chemical and allied products) are the leading areas of employment in the State of Maryland. In contrast to the nation as a whole, more people in Maryland are employed in government than in manufacturing (18.5% versus 16.1% in 1997). Between 1976 and 1996, manufacturing wages decreased by 25.2%, while non-manufacturing wages increased by 58.5%.

         The State's total expenditures for the fiscal years ending June 30, 1995, 1996, 1997 and 1998 were $13.5 billion, $14.2 billion, $14.8 billion and
$15.9 billion respectively. These results were due primarily to revenue collections which fell short of projections, and increases in expenditures for public assistance. The Governor of Maryland reduced fiscal year 1993 appropriations by approximately $56 million to offset the fiscal year 1992 deficit. The State Constitution mandates a balanced budget. Balances in the Revenue Stabilization Account of the State Reserve Fund have also risen from $300,000 in 1992 to $50.9 million in 1993, $161.8 million in 1994, $286.1 million in 1995, $461.2 million in 1996 (reflecting a net transfer to the General Fund of $56.4 million) and $490.1 in 1997.

         In April 1996, the General Assembly approved a $14.6 billion 1997 fiscal year budget. The budget included funds sufficient to meet all fiscal year 1996 deficiencies and to meet all specific statutory funding requirements; the budget incorporated $29 million in savings from revisions to the State personnel system and reform to the welfare and Medicare programs. The State ended fiscal year 1997 with $490.1 million in the Revenue Stabilization Account of the State Reserve Fund which exceeds 5% of general fund revenues.

         In April 1997, the General Assembly approved a $15.4 billion 1998 fiscal year budget. This budget (i) included funds sufficient to meet all specific statutory funding requirements; (ii) incorporated the first year of a five-year phase-in of a 10% reduction in personal income taxes (estimated to reduce revenues by $38.5 million in fiscal year 1998 and $450 million when fully phased in) and certain reductions in sales taxes on certain manufacturing equipment (estimated to reduce revenues by $38.6 million when the reductions are fully phased in, in fiscal year 2001); and (iii) includes the first year's $30 million funding under an agreement to provide additional funds totaling $230 million over a five-year period to schools in the City of Baltimore and related grants to other subdivisions totaling $32 million. When this budget was enacted, the State estimated the General Fund surplus on a budgetary basis would be $28.2 million, in addition to which the State projected that there would be a balance of $617.6 million in the Revenue Stabilization Account of the State Reserve Fund. Based on the 1999 budget, it is estimated that the general Fund surplus on a budgetary basis at June 30, 1999, will be approximately $14.5 million. The balance in the Revenue Stabilization Account is estimated to be $634 million after a $185.2 transfer general Fund.

         The State of Maryland and its various political subdivisions issue a number of different kinds of municipal obligations, including general obligation bonds supported by tax collections, revenue bonds payable from certain identified tax levies or revenue streams, conduit revenue bonds payable from the repayment of certain loans to authorized entities such as hospitals and universities, and certificates of participation in tax-exempt municipal leases.

         The State of Maryland issues general obligation bonds, which are payable from ad valorem property taxes. The State Constitution prohibits the contracting of State debt unless the debt is authorized by law levying an annual tax or taxes sufficient to pay the debt service within 15 years and prohibiting the repeal of the tax or taxes or their use for another purpose until the debt has been paid. The State also enters into lease-purchase agreements, in which participation interests are often sold

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publicly as individual securities.

         As of July 1998, the State's general obligation bonds were rated "Aaa" by Moody's, "AAA" by S&P, and "AAA" by Fitch.

         The Maryland Department of Transportation issues Consolidated Transportation Bonds, which are payable out of specific excise taxes, motor vehicle taxes, and corporate income taxes, and from the general revenues of the Department. Issued to finance highway, port, transit, rail or aviation facilities, these bonds are rated "Aa" by Moody's, "AA" by S&P, and "AA" by Fitch. The Maryland Transportation Authority, a unit of the Department, issues its own revenue bonds for transportation facilities, which are payable from certain highway, bridge and tunnel tolls. These bonds are rated "A+" by S&P.

         Other State agencies which issue municipal obligations include the Maryland Stadium Authority, which has issued bonds payable from sports facility and other lease revenues and certain lottery revenues and convention center lease revenue bonds; the Maryland Water Quality Financing Administration, which issues bonds to provide loans to local governments for wastewater control projects; the Community Development Administration of the Department of Housing and Community Development, which issues mortgage revenue bonds for housing; the Maryland Environmental Service, which issues bonds secured by the revenues from its various water supply, wastewater treatment and waste management projects; and the various public institutions of higher education in Maryland (which include the University System of Maryland, Morgan State University and State University, and St. Mary's College of Maryland) which issue their own revenue bonds. None of these bonds constitute debts or pledges of the full faith and credit of the State of Maryland. The issuers of these obligations are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary considerably from the quality of obligations backed by the full faith and credit of the State.

         In addition, the Maryland Health and Higher Educational Facilities Authority and the Maryland Industrial Development Financing Authority issue conduit revenue bonds, the proceeds of which are lent to borrowers eligible under relevant state and federal law. The Northeast Maryland Waste Disposal Authority, the Maryland Economic Development Corporation and the Maryland Energy Financing Administration also issue conduit revenue bonds. These bonds of these issuers are payable solely from the loan payments made by borrowers and other financing participants, and their credit quality varies with the financial strengths of these entities.

         Maryland has 24 geographical subdivisions, composed of 23 counties plus the independent City of Baltimore, which functions much like a county. Some of the counties and the City of Baltimore operate pursuant to the provisions of codes of their own adoption, while others operate pursuant to State-approved charters and State statutes.

         Maryland counties and municipalities and the City of Baltimore receive most of their revenues from ad valorem taxes on real and personal property, individual income taxes, transfer taxes, miscellaneous taxes and aid from the State. Their expenditures include public safety, public works, health, public welfare, court and correctional services, education, and general governmental costs.

         The economic factors affecting the State, as discussed above, also have affected the counties, municipalities and the City of Baltimore. In addition, reductions in State aid caused by State budget deficits have caused the local governments to trim expenditures and, in some cases, raise taxes.

         According to recent available ratings, general obligation bonds of Montgomery County (abutting Washington, D.C.) are rated "Aaa" by Moody's and "AAA" by S&P. Prince George's County, also in the Washington, D.C. suburbs, issues general obligation bonds rated "Aa3" by Moody's and "AA-" by S&P, while Baltimore County, a separate political subdivision surrounding the City of Baltimore, issues general obligation bonds rated "Aaa" by Moody's and "AAA" by S&P and Anne Arundel County

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issues general obligation bonds which are rated "AA+" by both Fitch and S&P and "Aa2" by Moody's. The City of Baltimore's general obligation bonds are rated "A1" by Moody's and "A" by S&P. The other counties in Maryland all have general obligation bond ratings of "A" or better, except for Allegheny County and Garrett County, the bonds of which are rated "Baa2" and "Baa3", respectively, by Moody's. The Washington Suburban Sanitary District, a bi-county agency providing water and sewerage services in Montgomery and Prince George's counties, issues general obligation bonds rated "Aa1" by Moody's and "AA" by S&P. Additionally, some of the large municipal corporations in Maryland (such as the cities of Rockville, Annapolis and Frederick) have issued general obligation bonds. There can be no assurance that these ratings will continue.

         Many of Maryland's counties and the City of Baltimore have established subsidiary agencies with bond issuing powers, such as housing authorities, parking revenue authorities, and industrial development authorities. In addition, all Maryland municipalities have the authority under State law to issue conduit revenue bonds. These entities are subject to various economic risks and uncertainties and the credit quality of the securities issued by them may vary considerably from the credit quality of obligations backed by the full the faith and credit of the State.

                ADDITIONAL INFORMATION CONCERNING NORTH CAROLINA

         The performance of the North Carolina Fund is influenced by the political, economic and statutory environment within the State. The Fund invests in obligations of North Carolina issuers, which results in the Fund's performance being subject to risks associated with the most current conditions in the State. The information presented below describes in more detail the factors that could affect the ability of the bond issuers to repay interest and principal on securities acquired by the Fund. The following information has been obtained from a variety of public sources and is believed to be accurate, but should not be relied upon as a complete description of all relevant information.

General

         North Carolina's economy has historically been dependent on small manufacturing and agriculture. More recently, the employment base has shifted away from the traditional roots in textiles and furniture making into services and trade. Areas of growth include financial, high technology and research. The State benefits from (1) a friendly environment for businesses, (2) being the banking center of the southeast, (3) the research facilities of the Raleigh/Durham area and (4) access to ports in Wilmington. Tobacco remains the primary cash crop. The State has continued to post economic gains, although the current wealth levels are 32nd according to the U.S. Bureau of the Census. This ranks North Carolina, the 11th largest state in population, just above the national average for wealth.

Budget Process

         The State of North Carolina has continued to expand its economy and diversify its employment base, while maintaining conservative fiscal and debt management policies. The State has enjoyed significant surpluses in the past two years ad has been able to reallocate these to best serve their many needs in transportation and education. As of early 1998, the State's debt was approximately $2.15 billion or $289 per capita. The amortization for this debt is a respectable 62% over the next ten years.

         The budget for the 1998-99 year of $12.5 billion calls for significant increases in spending. The increase of almost $1 billion over the 1997-98 budget will be offset by strong projected tax revenue growth and the historically conservative nature of the State's expenditures which continually come in under budget. The main areas of emphasis for spending include reform to the

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juvenile justice system, Smart Start, an early childhood program, and education, including a 6.5% increase in teacher salaries.

         The State has been very cognizant of its finances since the early 1990's recessionary period. The addition of permanent revenue enhancements and conservative spending policies resulted in a positive general fund balance of almost $1.5 billion in 1997. Much of that surplus was used in the 1998-99 budget. $600 million remains in the budget stabilization reserve account to protect the State from future economic downturns.

State's Revenues and Expenditures

         State revenues have continued to come in above projections. For fiscal 1997, tax collections increased 8.3% which exceeded the 2.9% budgeted increase by a wide margin. Revenues outpaced their budgeted levels in almost every category. The early indications for 1998 show results ahead of projections. One unexpected expense was the transfer of $116 million to a disaster relief fund. On July 1, 1998, the State reduced its sales tax on food to 2%, and the 1997- 98 budget will eliminate the food tax entirely in May 1999. The 1998-99 budget also eliminates the inheritance tax.

         As of December 31, 1997, general obligations of the State of North Carolina were rated Aaa/AAA/AAA by Moody's, S&P and Fitch, respectively. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic, political or other conditions.


                ADDITIONAL INFORMATION CONCERNING SOUTH CAROLINA

         The performance of the South Carolina Fund is influenced by the political, economic and statutory environment within the State. The Fund invests in obligations of South Carolina issuers, which results in the Fund's performance being subject to risks associated with the most current conditions in the State. The information presented below describes in more detail the factors that could affect the ability of the bond issuers to repay interest and principal on securities acquired by the Fund. The following information has been obtained from a variety of public sources and is believed to be accurate, but should not be relied upon as a complete description of all relevant information.

General

         The State's population currently ranks 26th in the nation with approximately 3.7 million people. The income per capita ranks 41st. The State has enjoyed strong growth in many areas including durable goods, trade and services over the past decade. The additions of BMW in Greenville/Spartenburg and Nucor, Inc. in Charleston have produced significant job growth in the State. In 1996, jobs were distributed almost evenly between manufacturing, service and trade at 22%, 22% and 24%, respectively. The textile industry has been hit hard over the last eight years. It has seen a 28% decrease in employment while the State has seen 16% growth in employment over the corresponding period. The increases to offset the textile losses have come from service (45%) and trade (22%).

Budget Process

         The South Carolina State Constitution mandates a balanced budget. If a deficit occurs, the General Assembly must account from it in the succeeding fiscal year. In addition, if a deficit appears likely, the State Budget and Control Board may reduce appropriations during the current fiscal year as necessary to prevent the deficit. The State Constitution limits annual increases in

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State appropriations to the average growth rate of the economy of the State and annual increases in the number of State employees to the average growth of the population of the State.

         The State Constitution requires a General Reserve Fund that equals three percent of General Fund revenues for the latest fiscal year. When deficits have occurred, the State has funded them out of the General Fund. The State Constitution also requires a Capital Reserve Fund equal to two percent of General Fund revenues. Before March 1st of each year, the Capital Fund must be used to offset mid-year budget reductions before mandating cuts in operating appropriations, and after March 1st, the Capital Fund may be appropriated by a special vote of the General Assembly to finance previously authorized capital improvements or other non-recurring purposes. Monies in the Capital Fund not appropriated or any appropriation for a particular project or item that has been reduced due to application of the monies to a year-ended deficit must go back to the General Fund.

         Debt levels have been very conservative over the years. The current level of $339 debt per capita and aggressive amortization of 80% of outstanding indebtedness over the next ten years should continue their previous success. Currently, the maximum limit for debt service is 5% of the prior year's revenues. Also, highway bonds are limited to an amount which can be serviced by 15% of the highway revenues.

State's Revenues and Expenditures

         State Revenues primarily come from income and sales taxes. The reduction in property taxes in fiscal 1996 should be offset with better than budgeted revenues that have created a surplus. Education and healthcare continue to lead the way in expenditures. Like many other states, South Carolina has been conscious of the need to upgrade their school infrastructure and become competitive in salaries with the national averages. A big positive for issuers within the State is the revamping of the South Carolina State Aid Intercept Program. The credit enhancement provided by Section 59-71-15, Code of Laws of South Carolina, has been amended to provide extra protection for bondholders. The school districts now are required to notify the State Treasurer 15 days prior to an interest or principal payment of a deficiency in funds on hand to make the scheduled payment. The law now requires the State to advance funds from the State's distributed school district revenues or the State's general fund for an amount up to the total amount appropriated for the Education Finance Act for that fiscal year.

         Road and transportation upgrades are another big initiative for the State. The State Legislature passed a bill in their last session to fund a state infrastructure bank that will allow the state to issue up to $1 billion in bonds. This new funding source should help the State meet their ever expanding highway needs around their major cities and vacation spots.

         As of December 31, 1997, general obligations of the State of South Carolina were rated Aaa/AAA/AAA by Moody's, S & P and Fitch, respectively. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic, political or other conditions.


                   ADDITIONAL INFORMATION CONCERNING VIRGINIA

         The performance of the Virginia Fund is influenced by the political, economic and statutory environment within the State. The Fund invests in obligations of Virginia issuers, which results in the Fund's performance being subject to risks associated with the most current conditions in the State. The information presented below describes in more detail the factors that could affect the ability of the bond issuers to repay interest and principal on securities acquired by the Fund. The following information has been obtained from a variety of public sources and is believed to be accurate, but should not be relied upon as a complete description of all relevant information.

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General

         Virginia is the nation's twelfth most populous state. As of July 1997, the State's population exceeded 6.7 million. The population of the State has increased 8.8% since 1990 according to the U.S. Bureau of the Census. As for personal income, the State is currently ranked fourteenth. Although Virginia is largely rural, almost 80% of the population lives in the eight metropolitan statistical areas.

         Current growth is being fueled by service industries. Employment in the services increased 19.8% from 1992-96 and now makes up approximately 29% of all employment. The additions of major semiconductor plants, continued expansion of healthcare and financial services make up the majority of these gains. Virginia has one of the highest concentrations of high technology jobs in the nation. Currently, almost 150,000 people work for approximately 3,900 firms. Many of the original high-tech jobs were related to defense, but have more recently been attributed to the computer industry. The State's unemployment rate has typically remained about 1.0% below the national average. In 1996, the unemployment rate was 4.4%. The State is governed by the Right-to-Work Law and is considered one of the least unionized of the industrialized states. This has created a very favorable business climate in the past.

         Tourism continues to be important for the State. In 1994, retail spending by domestic travelers represented nearly 20% of all retail sales. The main draws include the beach, mountains, metropolitan cities and the amusement parks. These tourism dollars represent a significant asset for the State.

         The State has been able to weather the most recent base closings in 1993. In some cases, the State's military bases have actually benefited from realignment of units and programs. The concern of base closings is still evident, but has subsided for the near-term.

Virginia's Budget Process

         With its new Governor, James S. Gilmore III, who took office in January of 1998, the State is continuing its policy of strong fiscal management. During his campaign, Governor Gilmore promised to eliminate the personal property tax on motor vehicles. His current plans include a five-year phase-in period whereby the State will make up the lost revenues to the localities. The previous Governor, George Allen, left office after submitting a biennium budget that included $39.8 billion in spending and procedures in place to continue the recent success of budget surpluses (4 out of the last 5 years). The State currently has a fund balance of $491.8 million as of year-end 1997 and a rainy day fund in excess of $215 million and general obligation debt service of 3% of operating expenditures. The State also enjoys low debt levels at just $177 per capita and nearly 68% of the State-backed debt outstanding is not tax supported. The exceptional revenue growth over the next three years is anticipated to provide an additional $320 million in revenues above previous projections. The Debt Capacity Advisory Committee has stated that the State can issue $445 million a year for the next ten years. This figure is up significantly from the 1996 projection of $225 million.

State's Revenues and Expenditures

         The State derives over 93% of its revenues from taxes. Individual and fiduciary income and estate taxes supply nearly two thirds of all tax revenue. State sales taxes account for nearly 28%. The top expenditure categories include education (45%), individual and family services (28%) and the administration of justice (20%).

Governor's Objectives


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         Governor Gilmore has made it clear that his first priority is the elimination of the personal property tax on motor vehicles, as stated earlier. This decision has caused some concern for the localities that rely on this source of taxes so heavily, but a rebate system is being discussed which will allow those localities to recoup their losses. The second initiative that the Governor has insisted upon is the addition of 1,000 new elementary teachers. This is expected to increase the dollars spent per student to $2,192 per year.

         As of December 31, 1997, general obligations of the State of Virginia were rated Aaa/AAA/AAA by Moody's, S&P and Fitch, respectively. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic, political or other conditions.


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                                 EVERGREEN FUNDS
                   Statement of Additional Information ("SAI")
                                     PART 2


                      ADDITIONAL INFORMATION ON SECURITIES
                            AND INVESTMENT PRACTICES

         The prospectus describes the Fund's investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use. Some of the information below will not apply to the Fund in which you are interested. See the list under "Other Securities and Practices" in Part 1 of this SAI to determine which of the sections below are applicable.

Defensive Investments

         The Fund may invest up to 100% of its assets in high quality short-term obligations, such as notes, commercial paper, certificates of deposit, banker's acceptances, bank deposits or U.S. government securities if, in the opinion of the investment advisor, market conditions warrant a temporary defensive investment strategy.

U.S. Government Securities

         The Fund may invest in securities issued or guaranteed by U.S. government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

         Some  government  agencies  and   instrumentalities   may  not  receive
financial support from the U.S. government. Examples of such agencies are:

              (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

            (ii)     Farmers Home Administration;

            (iii)    Federal Home Loan Banks;

            (iv)     Federal Home Loan Mortgage Corporation;

            (v)      Federal National Mortgage Association; and

            (vi)     Student Loan Marketing Association.

Securities Issued by the Government National Mortgage Association ("GNMA")

        The Fund may invest in securities issued by the GNMA, a corporation wholly-owned by the U.S. government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

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        Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

        The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

        Although GNMA certificates may offer yields higher than those available from other types of U.S. government securities, they may be less effective as a means of locking in attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

        The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

          Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

         The Fund may enter into repurchase agreements with entities that are registered as U.S. government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by the Investment advisor (as defined later) to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect

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secured by the value of the underlying security.

         The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Options

        The Fund may buy or sell (i.e., write) put and call options on securities it holds or intends to acquire and may also purchase put and call options for the purpose of offsetting previously written put and call options of the same series. The Fund may also buy and sell options on financial futures contracts. The Fund will use options as a hedge against decreases or increases in the value of securities it holds or intends to acquire.
         The Fund may write only covered options. With regard to a call option, this means that the Fund will own, for the life of the option, the securities subject to the call option. The Fund will cover put options by holding, in a segregated account, liquid assets having a value equal to or greater than the price of securities subject to the put option. If the Fund is unable to effect a closing purchase transaction with respect to the covered options it has sold, it will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised.

Futures Transactions

         The Fund may enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a

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                                                        2- 3
securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

        The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

         The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

        Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in the prospectus and SAI.

         The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged

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securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

"Margin" in Futures Transactions

         Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

          A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Foreign Securities

         The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

Foreign Currency Transactions

         As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward

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                                                        2-5
contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

High Yield, High Risk Bonds

         The Fund may invest a portion of its assets in lower rated bonds. Bonds rated below BBB by S&P or Fitch or below Baa by Moody's, commonly known as "junk bonds," offer high yields, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Investors should be aware of the following risks:

         (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

        (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

        (3) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

         (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely effect (a) the bond's market price, (b) the Fund's ability to sell the bond and the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

         For bond ratings descriptions, see "Corporate and Municipal Bond Ratings" below.

Illiquid and Restricted Securities

         The Fund may not invest more than 15% of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

         The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with

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the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

         The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting stocks of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.

Short Sales

         The Fund may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Municipal Bonds

         The Fund may invest in municipal bonds of any state, territory or possession of the U.S., including the District of Columbia. The Fund may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Municipal bonds may also may be issued to refinance public debt.

         Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

         The Fund may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

         The yield on municipal bonds depends on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by S&P, Moody's and Fitch. Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while

24939
                                                        2-7
municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund. Neither event would require the Fund to sell the bond, but the Fund's investment advisor would consider such events in determining whether a Fund should continue to hold it.

        The ability of the Fund to achieve its investment objective depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Fund's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment advisor may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

         From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Fund. If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Fund's investment objectives and policies or dissolution of the Fund.

Virgin Islands, Guam and Puerto Rico

         The Fund may invest in obligations of the governments of the Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from the income or intangibles taxes, as applicable, of the state for which the Fund is named. The Fund does not presently intend to invest more than (a) 5% of its net assets in the obligations of each of the Virgin Islands and Guam or (b) 25% of its net assets in the obligations of Puerto Rico. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within the Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

                  You may buy shares of the Fund through the Distributor, broker-dealers that have entered into special agreements with the Distributor or certain other financial institutions. The Fund offers up to four classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay an initial sales charge when you buy the Fund's shares, a contingent deferred sales charge (a "CDSC," described below under "Contingent Deferred Sales Charge") when you redeem the Fund's shares or no sales charges at all.

Class A Shares

         With certain exceptions, when you purchase Class A shares you will pay a maximum sales charge of 4.75%. The prospectus contains a complete table of applicable sales charges and a discussion of sales charge reductions or waivers that may apply to purchases. If you purchase Class A shares in the amount of $1 million or more, without an initial sales charge, the Fund will charge a CDSC of 1.00% if you redeem during the month of your purchase or the 12-month period following the month of your purchase (see "Contingent Deferred Sales Charge" below). Class B Shares


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                                                        2-8

         The Fund offers Class B shares at net asset value without an initial sales charge. With certain exceptions, however, the Fund will charge a CDSC on shares you redeem within 72 months after the month of your purchase, in accordance with the following schedule:

         REDEMPTION TIMING                                             CDSC RATE

         Month of purchase and the first twelve-month
         period following the month of purchase............................5.00%
         Second twelve-month period following the month of purchase........4.00%
         Third twelve-month period following the month of purchase.........3.00%
         Fourth twelve-month period following the month of purchase........3.00%
         Fifth twelve-month period following the month of purchase.........2.00%
         Sixth twelve-month period following the month of purchase.........1.00%
         Thereafter........................................................0.00%

         Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to ESC.

Class C Shares

         Class C shares are available only through broker-dealers who have entered into special distribution agreements with the Distributor. The Fund offers Class C shares at net asset value without an initial sales charge. With certain exceptions, however, the Fund will charge a CDSC of 1.00% on shares you redeem within 12-months after the month of your purchase. See "Contingent Deferred Sales Charge" below.

Class Y Shares

         No CDSC is imposed on the redemption of Class Y shares. Class Y shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by (2) certain institutional investors and (3) investment advisory clients of CMG, Evergreen Asset Management Company, Evergreen Investment Management Company, Meridian Investment Company, First Investment Advisors, Ltd., or their affiliates. Class Y shares are offered at net asset value without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

Contingent Deferred Sales Charge

        The Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Expenses Under Rule 12b-1" below). If imposed, the Fund deducts the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, the Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the National Association of Securities Dealers, Inc. ("NASD"), paid to the Distributor or its predecessor.




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                                                        2-9

                       SALES CHARGE WAIVERS AND REDUCTIONS

         With a larger purchase, there are several ways that you can combine multiple purchases of Class A shares in Evergreen funds and take advantage of lower sales charges.

Combined Purchases

         You can reduce your sales charge by combining purchases of Class A shares of multiple Evergreen funds. For example, if you invested $75,000 in each of two different Evergreen funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.75%).

Rights of Accumulation

       You can reduce your sales charge by adding the value of Class A shares of Evergreen funds you already own to the amount of your next Class A investment. For example, if you hold Class A shares valued at $99,999 and purchase an additional $5,000 the sales charge for the $5,000 purchase would be at the next lower sales charge of 3.75%, rather than 4.75%.

         Your account, and therefore your rights of accumulation, can be linked to immediate family members which includes father and mother, brothers and sisters, and sons and daughters. The same rule applies with respect to individual retirement plans. Please note, however, that retirement plans involving employees stand alone and do not pass on rights of accumulation.

Letter of Intent

         You can, by completing the "Letter of Intent" section of the application, purchase Class A shares over a 13-month period and receive the same sales charge as if you had invested all the money at once. All purchases of Class A shares of an Evergreen fund during the period will qualify as Letter of Intent purchases.

Waiver of Initial Sales Charges

         The Fund may sell its shares at net asset value without an initial sales charge to:

         1.       purchasers of shares in the amount of $1 million or more;

         2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 tax-sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

         3.       institutional   investors,   which  may  include   bank  trust
                  departments and registered investment advisors;

         4. investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

         5. clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to a master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased;

24939
                                                        2-10

         6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer;

         7. employees of FUNB, its affiliates, the Distributor, any broker-dealer with whom the Distributor has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees;

         8. certain Directors, Trustees, officers and employees of the Evergreen funds, the Distributor or their affiliates and to the immediate families of such persons; or

         9. a bank or trust company in a single account in the name of such bank or trust company as trustee if the initial investment in or any Evergreen fund made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

         With respect to items 8 and 9 above, the Fund will only sell shares to these parties upon the purchasers written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Fund will not charge any CDSC on redemptions by such purchasers.

Waiver of CDSCS

         The Fund does not impose a CDSC when the shares you are redeeming represent:

         1. an increase in the share value above the net cost of such shares;

         2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

         3. shares that are in the accounts of a shareholder who has died or become disabled;

         4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA");

         5. an automatic withdrawal from the ERISA plan of a shareholder who is a least 591/2 years old;

         6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

         7. an automatic withdrawal under an Systematic Income Plan of up to 1.0% per month of your initial account balance;

         8. a withdrawal consisting of loan proceeds to a retirement plan participant;

         9. a financial hardship withdrawal made by a retirement plan participant;

         10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or


24939
                                                        2-11

         11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).

Exchanges

         Investors may exchange shares of the Fund for shares of the same class of any other Evergreen fund. See "By Exchange" under "How to Buy Shares" in the prospectus. Before you make an exchange, you should read the prospectus of the Evergreen fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.

Automatic Reinvestment

         As described in the prospectus, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares. However, ESC will automatically reinvest all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. When a check is returned, the Fund will hold the check amount in a no-interest account in the shareholder's name until the shareholder updates his or her address or automatic reinvestment begins. Uncashed or returned redemption checks will also be handled in the manner described above.

Calculation of Net Asset Value

        The Fund calculates its Net Asset Value ("NAV") once daily on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on the day the following legal holidays are observed: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The NAV of the Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.

Valuation of Portfolio Securities

        Current values for the Fund's portfolio securities are determined as follows:

         (1) Securities that are traded on an established securities exchange or the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

         (2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

         (3) Short-term investments maturing in more than sixty days, for which market quotations are readily available, are valued at current market value.

         (4) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

         (5) Securities, including restricted securities, for which market quotations are not readily

24939
                                                        2-12
         available; listed securities or those on NMS if, in the Fund's opinion, the last sales price does not reflect a current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.


                            PERFORMANCE CALCULATIONS

Total Return

         Total return quotations for a class of shares of the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return:

                                            n
                                  P(1+T) =ERV

P=       initial payment of $1,000
T=       average total return
n=       number of years
ERV=     ending redeemable value of the initial $1,000


                              PRINCIPAL UNDERWRITER

         The Distributor is the principal underwriter for the Trust and with respect to each class of the Fund. The Trust has entered into a Principal Underwriting Agreement ("Underwriting Agreement") with the Distributor with respect to each class of the Fund. The Distributor is a subsidiary of The BISYS Group, Inc.

         The Distributor, as agent, has agreed to use its best efforts to find purchasers for the shares. The Distributor may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that the Distributor will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by the Distributor are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Fund and the Fund reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Fund is not liable to anyone for failure to accept any order.

         The Distributor has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. The Distributor has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of the Distributor or any other person for whose acts the Distributor is responsible or is alleged to be responsible, unless

24939
                                                        2-13
such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

        The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (1) by a vote of a majority of the Trust's Trustees who are not interested persons of the Fund, as defined in the 1940 Act (the "Independent Trustees"), and (2) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

        From time to time, if, in the Distributor's judgment, it could benefit the sales of shares, the Distributor may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.


                     DISTRIBUTION EXPENSES UNDER RULE 12b-1

         The Fund bears some of the costs of selling its Class A, Class B and, if applicable, Class C shares, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act. These "12b-1 fees" or "distribution fees" are indirectly paid by the shareholder, as shown by the Fund's expense table in the prospectus.

         Under the Distribution Plans (each a "Plan," together, the "Plans") that the Fund has adopted for its Class A, Class B and, if applicable, Class C Shares, the Fund may incur expenses for distribution costs up to a maximum annual percentage of the average daily net assets attributable to a class, as follows:


    Class A         0.75%*
    Class B         1.00%
    Class C         1.00%

  *Currently limited to 0.25% or less. See the expense table in the prospectus of the Fund in which you are interested.

         Of the amounts above, each class may pay under its Plan a maximum service fee of 0.25% to compensate organizations, which may include the Fund's investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts. The Fund may not, during any fiscal period, pay distribution or service fees greater than the amounts above.

         Amounts paid under the Plans are used to compensate the Distributor pursuant to Distribution Agreements (each an "Agreement," together, the "Agreements") that the Fund has entered into with respect to its Class A, Class B and, if applicable, Class C shares. The compensation is based on a maximum annual percentage of the average daily net assets attributable to a class, as follows:


Class A        0.25%*
Class B        1.00%


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                                                        2-14

Class A         0.25%*
Class C         1.00%

    *May be lower. See the expense table in the prospectus of the Fund in which you are interested.

         The Agreements provide that the Distributor will use the distribution fees received from a Fund for the following purposes:

         (1) to compensate broker-dealers or other persons for distributing Fund shares;

         (2) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders; and

         (3)      to otherwise promote the sale of Fund shares.

         The Agreements also provide that the Distributor may use distribution fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for distributing Fund shares. The Distributor may assign its rights to receive compensation under the Plans to secure such financings. FUNB or its affiliates may finance payments made by the Distributor to compensate broker-dealers or other persons for distributing shares of the Fund.

         In the event the Fund acquires the assets of another mutual fund, compensation paid to the Distributor under the Agreements may be paid by the Fund's Distributor to the acquired fund's distributor or its predecessor.

         Since the Distributor's compensation under the Agreements is not directly tied to the expenses incurred by the Distributor, the compensation received by it under the Agreements during any fiscal year may be more or less than its actual expenses and may result in a profit to the Distributor. Distribution expenses incurred by the Distributor in one fiscal year that exceed the compensation paid to the Distributor for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

         Distribution fees are accrued daily and paid at least monthly on Class A, Class B and Class C shares and are charged as class expenses, as accrued. The distribution fees attributable to Class B and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting the Distributor to compensate broker-dealers in connection with the sale of such shares. In this regard, the purpose and function of the combined contingent deferred sales charge and distribution services fee on the Class B shares are the same as those of the front-end sales charge and distribution fee with respect to the Class A shares in that in each case the sales charge and/or distribution fee provide for the financing of the distribution of the Fund's shares.

         Under the Plans, the Treasurer of the Trust reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

         The investment advisor may from time to time from its own funds or such other resources as may be permitted by rules of the Securities and Exchange Commission ("SEC") make payments for distribution services to the Distributor; the latter may in turn pay part or all of such compensation

24939
                                                        2-15
to brokers or other persons for their distribution assistance.

         Each Plan and the Agreement will continue in effect for successive twelve-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.

         The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B and Class C shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to the Fund and holders of Class A, Class B and Class C shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B and Class C shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B and Class C shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B and Class C shares.

         In the event that the Plan or Distribution Agreement is terminated or not continued with respect to one or more Classes of the Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to that class or classes, and
(ii) the Fund would not be obligated to pay the Distributor for any amounts expended under the Distribution Agreement not previously recovered by the Distributor from distribution services fees in respect of shares of such Class or Classes through deferred sales charges.

         All material amendments to any Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular class of shares of the Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the class affected. Any Plan or Distribution Agreement may be terminated (i) by the Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Independent Trustees, or (ii) by the Distributor. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to the Distributor. Any Distribution Agreement will terminate automatically in the event of its assignment. For more information about 12b-1fees, see "Expenses" in the prospectus and "12b-1 Fees" under "Expenses" in
Part 1 of this SAI.


                                 TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

         The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under Subchapter M of the Code. (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue

24939
                                                        2-16

Service.) In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.

Taxes on Distributions

         Unless the Fund is a municipal bond fund, distributions other than exempt interest dividends will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. None of the Fund's income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations.

         From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by the Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

Special Tax Information for Municipal Bond Fund Shareholders

         The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt

24939
                                                        2-17
obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

         Any shareholder of the Fund who may be a "substantial user" (as defined in the Code) of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

         Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.

Taxes on The Sale or Exchange of Fund Shares

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than12 months is generally subject to a maximum federal income tax rate of 20% for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a sixty-one-day period beginning thirty days before and ending thirty days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares. Moreover, the Code will treat a shareholder's allowable loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.


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                                                        2-18

Other Tax Considerations

         The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.


                                                     BROKERAGE

Brokerage Commissions

         If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

Selection of Brokers

         When buying and selling portfolio securities, the investment advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, an investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

         1.       ability to provide the best net financial result to the Fund;
         2.       efficiency in handling trades;
         3.       ability to trade large blocks of securities;
         4.       readiness to handle difficult trades;
         5.       financial strength and stability; and
         6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

         The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above. Pursuant to Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do

24939
                                                        2-19
not replace, but supplement, the services the investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, the investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

         If the Fund is advised by Evergreen Investment Management Company ("EIMC"), Lieber & Company, an affiliate of EIMC and a member of the New York and American Stock Exchanges, will to the extent practicable effect substantially all of the portfolio transactions effected on those exchanges for the Fund.

Simultaneous Transactions

         The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for an investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.


                                  ORGANIZATION

Description of Shares

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of net asset value applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting

24939
                                                        2-20
for the election of Trustees.

Limitation of Trustees' Liability

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Banking Laws

         The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered, open-end investment companies such as the Trust. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment advisor, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer, FUNB and its affiliates are subject to, and in compliance with, the aforementioned laws and regulations.

         Changes to applicable laws and regulations or future judicial or administrative decisions could result in FUNB and its affiliates being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of the Fund by its customers. If FUNB and its affiliates were prevented from continuing to provide for services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon the Fund's shareholders to approve a new investment advisor. If this were to occur, it is not anticipated that the shareholders of the Fund would suffer any adverse financial consequences.


                          INVESTMENT ADVISORY AGREEMENT

         On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services. The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) applicable costs and expenses under the Distribution Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings;
(13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see "Expenses" in Part 1 of this SAI.

24939
                                                        2-21

       The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

Transactions Among Advisory Affiliates

       The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of First Union Corporation is an investment advisor. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of First Union Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.


                                              MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services. See "Expenses-Trustee Compensation" in Part 1 of this SAI.

        Set forth below are the Trustees and officers of the Trust and their principal occupations and affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex.


Name                                 Position with Trust             Principal Occupations for Last Five Years
-------------------------------      --------------------------      -------------------------------------------------------------
Laurence B. Ashkin                   Trustee                         Real estate developer and construction consultant;
(DOB: 2/2/28)                                                        and President of Centrum Equities and Centrum
                                                                     Properties, Inc.

Charles A. Austin III                Trustee                         Investment Counselor to Appleton Partners, Inc.;
(DOB: 10/23/34)                                                      former Director, Executive Vice President and
                                                                     Treasurer, State Street Research & Management
                                                                     Company (investment advice); Director, The
                                                                     Andover Companies (Insurance); and Trustee,
                                                                     Arthritis Foundation of New England


24939
                                                        2-22




Name                                 Position with Trust             Principal Occupations for Last Five Years
-------------------------------      --------------------------      -------------------------------------------------------------
K. Dun Gifford                       Trustee                         Trustee, Treasurer and Chairman of the Finance
(DOB: 10/12/38)                                                      Committee, Cambridge College; Chairman Emeritus
                                                                     and American Institute of Food and  Wine; Chairman
                                                                     and President, Oldways Preservation and Exchange
                                                                     Trust (education); former Chairman of the Board,
                                                                     Director, and Executive Vice President, The London
                                                                     Harness Company; former Managing Partner, Roscommon
                                                                     Capital Corp.; former Chief Executive Officer,
                                                                     Gifford Gifts of Fine Foods; and former Chairman,
                                                                     Gifford, Drescher & Associates (environmental
                                                                     consulting).

James S. Howell                      Chairman of the                 Former Chairman of the Distribution Foundation for
(DOB: 8/13/24)                       Board of Trustees               the Carolinas; and former Vice President of Lance
                                                                     Inc. (food manufacturing).

Leroy Keith, Jr.                     Trustee                         Chairman of the Board and Chief Executive Officer,
(DOB: 2/14/39)                                                       Carson Products Company; Director of Phoenix
                                                                     Total Return Fund and Equifax, Inc.; Trustee of
                                                                     Phoenix Series Fund, Phoenix Multi-Portfolio Fund,
                                                                     and The Phoenix Big Edge Series Fund; and former
                                                                     President, Morehouse College.

Gerald M. McDonnell                  Trustee                         Sales Representative with Nucor-Yamoto, Inc.
(DOB: 7/14/39)                                                       (steel producer).

Thomas L. McVerry                    Trustee                         Former Vice President and Director of Rexham
(DOB: 8/2/39)                                                        Corporation; and former Director of Carolina
                                                                     Cooperative Federal Credit Union.

William Walt Pettit                  Trustee                         Partner in the law firm of William Walt Pettit, P.A.
(DOB: 8/26/55)

David M. Richardson                  Trustee                         Vice Chair and former Executive Vice President,
(DOB: 9/14/41)                                                       DHR International, Inc. (executive recruitment);
                                                                     former Senior Vice President, Boyden International
                                                                     Inc. (executive recruitment); and Director,
                                                                     Commerce and Industry Association of New
                                                                     Jersey, 411 International, Inc., and J&M Cumming
                                                                     Paper Co.

Russell A. Salton, III MD            Trustee                         Medical Director, U.S. Health Care/Aetna Health
(DOB: 6/2/47)                                                        Services; former Managed Health Care Consultant;
                                                                     and former President, Primary Physician Care.

Michael S. Scofield                  Trustee                         Attorney, Law Offices of Michael S. Scofield.
(DOB: 2/20/43)


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                                                        2-23




Name                                 Position with Trust             Principal Occupations for Last Five Years
-------------------------------      --------------------------      -------------------------------------------------------------
Richard J. Shima                     Trustee                         Former Chairman, Environmental Warranty, Inc.
(DOB: 8/11/39)                                                       (insurance agency); Executive Consultant, Drake
                                                                     Beam Morin, Inc. (executive outplacement); Director
                                                                     of Connecticut Natural Gas Corporation, Hartford
                                                                     Hospital, Old State House Association, Middlesex
                                                                     Mutual Assurance Company, and Enhance Financial
                                                                     Services, Inc.; Chairman, Board of Trustees,
                                                                     Hartford Graduate Center; Trustee, Greater Hartford
                                                                     YMCA; former Director, Vice Chairman and Chief
                                                                     Investment Officer, The Travelers Corporation;
                                                                     former Trustee, Kingswood-Oxford School; and former
                                                                     Managing Director and Consultant, Russell Miller,
                                                                     Inc.

William J. Tomko*                    President and                   Senior Vice President and Operations Executive,
(DOB:8/30/58)                        Treasurer                       BYSIS Fund Services.

Nimish S. Bhatt*                     Vice President and              Vice President, Tax, BISYS Fund Services; former
(DOB: 6/6/63)                        Assistant Treasurer             Assistant Vice President, EAMC/First Union Bank;
                                                                     former Senior Tax Consulting/Acting Manager,
                                                                     Investment Companies Group, Pricewaterhouse-
                                                                     Coopers LLP, New York.

Bryan Haft*                          Vice President                  Team Leader, Fund Administration, BISYS Fund
(DOB: 1/23/65)                                                       Services.

Michael H. Koonce                    Secretary                       Senior Vice President and Assistant General
(DOB: 4/20/60)                                                       Counsel, First Union Corporation; former Senior
                                                                     Vice President and General Counsel, Colonial
                                                                     Management Associates, Inc.

*Address: BISYS, 3435 Stelzer Road, Columbus, Ohio 43219-8001


                           CORPORATE AND MUNICIPAL BOND RATINGS

         The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

         If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

         The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by Fitch. Rating systems are similar among the different services. As an example, the chart below compares basic ratings for long-term bonds. The "Credit Quality" terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.



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                                                        2-24

                                       COMPARISON OF LONG-TERM BOND RATINGS


MOODY'S           S&P               FITCH             Credit Quality
================= ================= ================  ==================================================
Aaa               AAA               AAA               Excellent Quality (lowest risk)
Aa                AA                AA                Almost Excellent Quality (very low risk)
A                 A                 A                 Good Quality (low risk)
Baa               BBB               BBB               Satisfactory Quality (some risk)
Ba                BB                BB                Questionable Quality (definite risk)
B                 B                 B                 Low Quality (high risk)
Caa/Ca/C          CCC/CC/C          CCC/CC/C          In or Near Default
                  D                 DDD/DD/D          In Default
================= ================= ================  ==================================================


                             CORPORATE BONDS

                            LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.


24939
                                                        2-25

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

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                                                        2-26

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C        High default risk.  Default is a real possibility.
Capacity for meeting financial

24939
                                                        2-27
commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, DD indicates expected recovery of 50%-90% of such outstandings, and D the lowest recovery potential, i.e. below 50%.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.


                           CORPORATE SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics.

--  Leading market positions in well-established industries.

--  High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

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                                                        2-28

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Fitch Corporate Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D Default. Denotes actual or imminent payment default.



                                MUNICIPAL BONDS

                               LONG-TERM RATINGS

Moody's Municipal Long-Term Bond Ratings

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of

24939
                                                        2-29
investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.


S&P Municipal Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.


24939
                                                        2-30

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


         BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Municipal Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not

24939
                                                        2-31
significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. DD designates lower recovery potential and D the lowest.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                          SHORT-TERM MUNICIPAL RATINGS

Moody's Municipal Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidence by many of the following characteristics.

--  Leading market positions in well-established industries.

--  High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of

24939
                                                        2-32
senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Municipal Short-Term Loan Ratings

MIG 1 This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3 This designation denotes favorable quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well established.

SG This designation denotes speculative quality. Debt instruments in this category may lack margins of protection.

S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

S&P Municipal Short-Term Obligation Ratings

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.


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                                                        2-33

SP-2   Satisfactory   capacity  to  pay  principal   and  interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Fitch Municipal Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D Default. Denotes actual or imminent payment default.


                              ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.


        No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or the Distributor, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

24939
                                                        2-34

                            EVERGREEN MUNICIPAL TRUST

                                     PART C

                                OTHER INFORMATION


Item 23.    Exhibits

Unless otherwise noted, the exhibits listed below are contained herein.

Exhibit
Number    Description                                            Location
-------   -----------                                            -----------
(a)       Declaration of Trust                                   Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on October 8, 1997

(b)       By-laws                                                Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on October 8, 1997

(c)       Provisions of instruments defining the rights          Incorporated by reference to
          of holders of the securities being registered          Registrant's Post-Effective Amendment No. 1
          are contained in the Declaration of Trust              Filed on July 31, 1998
          Articles II, III.(6)(c), VI.(3), IV.(8), V, VI,
          VII, VIII and By-laws Articles II, III and VIII
          included as part of Exhibits 1 and 2, above.

(d)(1)    Investment Advisory and Management                     Incorporated by reference to
          Agreement between the Registrant and First             Registrant's Post-Effective Amendment No. 7
          Union National Bank                                    Filed on July 31, 1998

(d)(2)    Investment Advisory and Management                     Incorporated by reference to
          Agreement between the Registrant and Evergreen         Registrant's Post-Effective Amendment No. 7
          Asset Management Corp.                                 Filed on July 31, 1998

(d)(3)    Investment Advisory and Management                     Incorporated by reference to
          Agreement between the Registrant and Keystone          Registrant's Post-Effective Amendment No. 7
          Investment Management Company                          Filed on July 31, 1998.

(e)(1)    Class A and Class C Principal Underwriting             Incorporated by reference to
          Agreement between the Registrant and Evergreen         Registrant's Post-Effecive Amendment No. 7
          Distributor, Inc.                                      Filed on July 31, 1998.

(e)(2)    Class B Principal Underwriting Agreement               Incorporated by reference to
          between the Registrant and Evergreen Distributor       Registrant's Post-Effective Amendment No. 7
          Inc. (B-1)                                             Filed on July 31, 1998.

(e)(3)    Class B Principal Underwriting Agreement               Incorporated by reference to
          between the Registrant and Evergreen Distributor,      Registrant's Post-Effective Amendment No. 7
          Inc. (B-2)                                             Filed on July 31, 1998.

(e)(4)    Class B Principal Underwriting Agreement               Incorporated by reference to
          between the Registrant and Evergreen Distributor,      Registrant's Post-Effective Amendment No. 7
          Inc. (Evergreen/KCF)                                   Filed on July 31, 1998.

(e)(5)    Class Y Principal Underwriting Agreement               Incorporated by reference to
          between the Registrant and Evergreen Distributor,      Registrant's Post-Effective Amendment No. 7
          Inc.                                                   Filed on July 31, 1998.

(e)(6)    Specimen copy of Dealer Agreement used by              Incorporated by reference to
          Evergreen Distributor, Inc.                            Registrant's Pre-Effective Amendment No. 1
                                                                 Filed November 12, 1997

(f)       Form of Deferred Compensation Plan                     Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 2
                                                                 Filed on November 10, 1997

(g)       Custodian Agreement between the Registrant             Incorporated by reference to
          and State Street Bank and Trust Company                Registrant's Post-Effective Amendment No. 7
                                                                 Filed on July 31, 1998

(h)(1)    Administration Agreement between Evergreen             Incorporated by reference to
          Investment Services, Inc. and the Registrant           Registrant's Post-Effective Amendment No. 7
                                                                 Filed on July 31, 1998.

(h)(2)    Transfer Agent Agreement between the                   Incorporated by reference to
          Registrant and Evergreen Service Company               Registrant's Post-Effective Amendment No. 7
                                                                 Filed on July 31, 1998.

(i)       Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 2
                                                                 Filed on December 12, 1997

(j)(1)    Consent of PricewaterhouseCoopers LLP

(j)(2)    Consent of KPMG Peat Marwick LLP

(k)       Not applicable

(l)       Not applicable

(m)(1)    12b-1 Distribution Plan for Class A                    Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 7
                                                                 Filed on July 31, 1998.

(m)(2)    12b-1 Distribution Plan for Class B                    Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 7
                                                                 Filed on July 31, 1998

(m)(3)    12b-1 Distribution Plan for Class B                    Incorporated by reference to
          (KAF B-1)                                              Registrant's Post-Effective Amendment No. 7
                                                                 Filed on July 31, 1998.

(m)(4)    12b-1 Distribution Plan for Class B                    Incorporated by reference to
          (KAF B-2)                                              Registrant's Post-Effective Amendment No. 7
                                                                 Filed on July 31, 1998

(m)(5)    12b-1 Distribution Plan for Class B                    Incorporated by reference to
          (KCF/Evergreen)                                        Registrant's Post-Effective Amendment No. 7
                                                                 Filed on July 31, 1998.

(m)(6)    12b-1 Distribution Plan for Class C                    Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 7
                                                                 Filed on July 31, 1998

(n)       Financial Data Schedules

(o)       Multiple Class Plan                                    Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 2
                                                                 Filed on November 10, 1997


Item 24.       Persons Controlled by or Under Common Control with Registrant.

     None

Item 25.       Indemnification.

     Provisions for the indemnification of the Registrant's Trustees and officers are contained the Registrant's Declaration of Trust.

     Provisions for the indemnification of Registrant's Investment Advisors are contained in their Investment Advisory and Management Agreements.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in each Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

Item 26.       Business or Other Connections of Investment Adviser.

     The Directors and principal executive officers of First Union National Bank are:

Edward E. Crutchfield, Jr.         Chairman and Chief Executive Officer,
                                   First Union Corporation; Chief Executive
                                   Officer and Chairman, First Union National
                                   Bank

John R. Georgius                   President, First Union Corporation; Vice
                                   Chairman and President, First Union National
                                   Bank

Marion A. Cowell, Jr.              Executive Vice President, Secretary &
                                   General Counsel, First Union Corporation;
                                   Secretary and Executive Vice President,
                                   First Union National Bank

Robert T. Atwood                   Executive Vice President and Chief Financial
                                   Officer, First Union Corporation; Chief
                                   Financial Officer and Executive Vice
                                   President

     All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.

    The information required by this item with respect to Evergreen Asset Management Corp. is incorporated by reference to the Form ADV (File No. 801-46522) of Evergreen Asset Management Corp.

     The information required by this item with respect to Evergreen Investment Management Company is incorporated by reference to the Form ADV (File No. 801-8327) of Evergreen Investment Management Company.

Item 27.       Principal Underwriters.

     The Directors and principal executive officers of Evergreen Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

Robert J. McMullan                 Director, Executive Vice President and
                                   Treasurer

J. David Huber                     President

Kevin J. Dell                      Vice President, General Counsel and Secretary

     All of the above persons are located at the following address: Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019.

     Evergreen Distributor, Inc. acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

Item 28.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc., Evergreen Service Company and Evergreen Investment Management Company, all located at 200 Berkeley Street, Boston, Massachusetts 02110

     First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

     Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577

     Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

Item 29.       Management Services.

     Not Applicable


Item 30.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Columbus, and State of Ohio, on the 30th day of October, 1998.

                                         EVERGREEN MUNICIPAL TRUST


                                         By: /s/ William J. Tomko
                                             -----------------------------
                                             Name: William J. Tomko
                                             Title: President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 30th day of October, 1998.

/s/William J. Tomko                      /s/ Laurence B. Ashkin            /s/ Charles A. Austin, III
-------------------------               -----------------------------     --------------------------------
William J. Tomko                        Laurence B. Ashkin*               Charles A. Austin III*
President and Treasurer (Principal      Trustee                           Trustee
  Financial and Accounting Officer)

/s/ K. Dun Gifford                      /s/ James S. Howell               /s/ William Walt Pettit
----------------------------            ----------------------------      --------------------------------
K. Dun Gifford*                         James S. Howell*                  William Walt Pettit*
Trustee                                 Trustee                           Trustee

/s/Gerald M. McDonnell                  /s/ Thomas L. McVerry              /s/ Michael S. Scofield
-------------------------------         -----------------------------      --------------------------------
Gerald M. McDonell*                     Thomas L. McVerry*                 Michael S. Scofield*
Trustee                                 Trustee                            Trustee

/s/ David M. Richardson                 /s/ Russell A. Salton, III MD
------------------------------          -------------------------------
David M. Richardson*                    Russell A. Salton, III MD*
Trustee                                 Trustee

/s/ Richard J. Shima
------------------------------
Richard J. Shima*
Trustee

*By: /s/ Sally E. Ganem
-------------------------------
Sally E. Ganem
Attorney-in-Fact


     *Sally E. Ganem, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                               INDEX TO EXHIBITS


Exhibit Number           Exhibit
--------------           -------

(j)(1)                   Consent of PricewaterhouseCoopers LLP

(j)(2)                   Consent of KPMG Peat Marwick LLP

(n)                      Financial Data Schedules